UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 02/28/2014

Item 1 – Report to Stockholders

FEBRUARY 28, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Defined Opportunity Credit Trust (BHL)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as easy monetary policy gave investors enough conviction to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were more volatile given uneven growth rates and more direct exposure to macro risks such as the banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world amid fears over slowing growth and debt problems.

Global financial markets were rattled in May when then-Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although autumn brought mixed events, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time reaffirmed its commitment to maintaining low short-term interest rates. Markets reacted positively, as the taper signaled the Fed’s perception of real improvement in the economy, and investors were finally relieved from the anxiety that had gripped them for quite some time.

The start of the new year brought another turn in sentiment, as heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. Although these headwinds persisted, equities were back on the rise in February thanks to positive developments in Washington, DC. For one, Congress extended the nation’s debt ceiling through mid-March 2015, thereby reducing some degree of fiscal uncertainty for the next year. Additionally, investors were encouraged by market-friendly comments in new Fed Chair Janet Yellen’s Congressional testimony, giving further assurance that short-term rates would remain low for a prolonged period.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also a key cause of investor uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended February 28. In contrast, emerging markets were weighed down by uneven growth, high levels of debt and severe currency weakness, in addition to the broader concern about reduced global liquidity. The anticipation of Fed tapering during 2013 pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also a key cause of investor uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 28, 2014

	6-month	12-month
US large cap equities (S&P 500® Index)	15.07%	25.37%
US small cap equities (Russell 2000® Index)	17.75	31.56
International equities (MSCI Europe, Australasia, Far East Index)	15.01	19.28
Emerging market equities (MSCI Emerging Markets Index)	4.77	(6.01)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	2.61	(3.65)
US investment grade bonds (Barclays US Aggregate Bond Index)	2.84	0.15
Tax-exempt municipal bonds (S&P Municipal Bond Index)	6.08	(0.27)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.46	8.36

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 28, 2014	BlackRock Defined Opportunity Credit Trust

Fund Overview

BlackRock Defined Opportunity Credit Trust’s (BHL) (the “Fund”) primary investment objective is to provide high current income, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing substantially all of its assets in loan and debt instruments and loan-related and debt-related instruments (collectively “credit securities”). The Fund invests, under normal market conditions, at least 80% of its assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans; (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (iii) credit securities that are rated below investment grade quality; and (iv) investment grade corporate bonds. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 28, 2014, the Fund returned 4.22% based on market price and 3.75% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 1.71% based on market price and 4.33% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among higher quality loan instruments, where the Fund maintained a quality bias, had a positive impact on performance. From an industry perspective, holdings within gaming, wirelines and lodging boosted results. The Fund’s tactical allocation to high yield bonds generated additional gains as the asset class outperformed bank loans during the period. Exposure to high-quality collateralized loan obligations (“CLOs”) also enhanced results.
•	Conversely, security selection in the media non-cable and electric industries detracted from results. The Fund’s limited exposure to lower-rated loan credits represented a missed opportunity for additional gains as this segment performed well during the period.

Describe recent portfolio activity.

•	During the period, the Fund maintained its focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. With the average loan trading recently at or just above par (i.e., with limited or no upside), the Fund has concentrated its investments in strong companies with stable cash flows and high quality collateral, with the ability to meet interest obligations and ultimately return principal. The Fund has been actively participating in the new-issue market, where the more appealing investment opportunities have been emerging. Although we expect modest growth and improving economic conditions, we continue to limit the Fund’s exposure to lower-rated segments of the market given less attractive risk-reward profiles in that space. From an asset allocation perspective, we continued to reduce exposure to higher-quality high yield bonds as valuations in that market also moved closer to fair value. In addition, we tactically added risk in high-quality CLOs.

Describe portfolio positioning at period end.

•	At period end, the Fund held 94% of its total portfolio in floating rate loan interests (bank loans), with the remainder in corporate bonds and other interests. The Fund’s highest-conviction holdings included La Quinta (lodging), Caesars Entertainment Resort Properties LLC (gaming) and Level 3 Financing, Inc. (wirelines).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Defined Opportunity Credit Trust

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	BHL
Initial Offering Date	January 31, 2008
Current Distribution Rate on Closing Market Price as of February 28, 2014 ($13.87)[1]	5.71%
Current Monthly Distribution per Common Share[2]	$0.066
Current Annualized Distribution per Common Share[2]	$0.792
Economic Leverage as of February 28, 2014[3]	28%
[1]	Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The monthly distribution per common share, declared on March 3, 2014, was decreased to $0.0605 per share. The current distribution rate on closing market price, current monthly distribution per common share and current annualized distribution per common share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[3]	Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$13.87	$13.77	0.73%	$14.09	$13.48
Net Asset Value	$14.48	$14.44	0.28%	$14.53	$14.39

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Long-Term Investments

Portfolio Composition	2/28/14	8/31/13
Floating Rate Loan Interests	94%	94%
Corporate Bonds	3	3
Asset-Backed Securities	2	2
Common Stocks	1	1

Corporate Bonds Credit Quality Allocation[4]	2/28/14	8/31/13
BBB/Baa	12%	11%
BB/Ba	18	17
B	70	72
[4]	Using the higher of Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) ratings.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	5

Fund Summary as of February 28, 2014	BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Overview

BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 28, 2014, the Fund returned 1.47% based on market price and 4.27% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 1.71% based on market price and 4.33% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Security selection among higher quality loan instruments, where the Fund maintained a quality bias, had a positive impact on performance. From an industry perspective, holdings within gaming, wirelines and lodging boosted results. The Fund’s tactical allocation to high yield bonds generated additional gains as the asset class outperformed bank loans during the period. Exposure to high-quality collateralized loan obligations (“CLOs”) also enhanced results.
•	Conversely, security selection in the media non-cable and electric industries detracted from results. The Fund’s limited exposure to lower-rated loan credits represented a missed opportunity for additional gains as this segment performed well during the period.

Describe recent portfolio activity.

•	During the period, the Fund maintained its focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. With the average loan trading recently at or just above par (i.e., with limited or no upside), the Fund has concentrated its investments in strong companies with stable cash flows and high quality collateral, with the ability to meet interest obligations and ultimately return principal. The Fund has been actively participating in the new-issue market, where the more appealing investment opportunities have been emerging. Although we expect modest growth and improving economic conditions, we continue to limit the Fund’s exposure to lower-rated segments of the market given less attractive risk-reward profiles in that space. From an asset allocation perspective, we continued to reduce exposure to higher-quality high yield bonds as valuations in that market also moved closer to fair value. In addition, we tactically added risk in high-quality CLOs.

Describe portfolio positioning at period end.

•	At period end, the Fund held 93% of its total portfolio in floating rate loan interests (bank loans), with the remainder in corporate bonds and other interests. The Fund’s highest-conviction holdings included La Quinta (lodging), Caesars Entertainment Resort Properties LLC (gaming) and Level 3 Financing, Inc. (wirelines).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Information

Symbol on NYSE	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of February 28, 2014 ($14.70)[1]	6.16%
Current Monthly Distribution per Common Share[2]	$0.0755
Current Annualized Distribution per Common Share[2]	$0.9060
Economic Leverage as of February 28, 2014[3]	28%
[1]	Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The monthly distribution per common share, declared on March 3, 2014, was decreased to $0.0700 per share. The current distribution rate on closing market price, current monthly distribution per common share and current annualized distribution per common share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[3]	Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$14.70	$14.96	(1.74)%	$15.02	$14.30
Net Asset Value	$15.51	$15.36	0.98%	$15.54	$15.33

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Long-Term Investments

Portfolio Composition	2/28/14	8/31/13
Floating Rate Loan Interests	93%	92%
Corporate Bonds	4	4
Asset-Backed Securities	2	3
Common Stocks	1	1

Corporate Bonds Credit Quality Allocation[4]	2/28/14	8/31/13
BBB/Baa	9%	10%
BB/Ba	13	15
B	37	57
CCC/Caa	24	5
Not Rated	17	13
[4]	Using the higher of S&P’s or Moody’s ratings.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	7

Fund Summary as of February 28, 2014	BlackRock Limited Duration Income Trust

Fund Overview

BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:

•	intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and US Government and agency securities;
•	senior, secured floating rate loans made to corporate and other business entities; and
•	US dollar-denominated securities of US and non-US issuers rated below investment grade and, to a limited extent, non-US dollar denominated securities of non-US issuers rated below investment grade.

The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 28, 2014, the Fund returned 6.32% based on market price and 7.35% based on NAV. For the same period, the closed-end Lipper High Yield Funds (Leveraged) category posted an average return of 12.50% based on market price and 10.48% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	Fixed income markets experienced a rally over the six-month period that was only temporarily suspended at the beginning of 2014 due to investors’ concern over softening US economic data, which appeared to be mostly driven by unusually harsh weather conditions. In addition, certain risk assets, including emerging market debt, were negatively impacted by the tightening of global liquidity as the Fed continued to reduce the size of its asset purchase program.
•	The Fund benefited from the generally positive market environment, with positions in corporate credit being the largest contributors to returns. Exposure to securitized assets, including asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”) also had a positive impact on performance. In addition, positions in non-agency residential mortgage-backed securities (“MBS”) and high yield credit enhanced results.
•	Based on the view that short-term rates would remain low, the Fund maintained its leverage to augment income generation throughout the period.
•	As most fixed income sectors performed well during the period, there were no material detractors from the Fund’s performance.

Describe recent portfolio activity.

•	The Fund’s allocations remained consistent throughout the six-month period, with its largest position in high yield and investment grade corporate credit, followed by allocations to securitized credits, specifically, ABS and CMBS.

Describe portfolio positioning at period end.

•	At period end, the Fund maintained diversified exposure to non-government spread sectors including high yield and investment grade corporate credit, CMBS, ABS and non-agency residential MBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

BlackRock Limited Duration Income Trust

Fund Information

Symbol on NYSE	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of February 28, 2014 ($17.31)[1]	7.24%
Current Monthly Distribution per Common Share[2]	$0.1045
Current Annualized Distribution per Common Share[2]	$1.2540
Economic Leverage as of February 28, 2014[3]	30%
[1]	Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The monthly distribution per common share, declared on March 3, 2014, was decreased to $0.0995 per share. The current distribution rate on closing market price, current monthly distribution per common share and current annualized distribution per common share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[3]	Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/14	8/31/13	Change	High	Low
Market Price	$17.31	$16.89	2.49%	$17.62	$16.15
Net Asset Value	$18.15	$17.54	3.48%	$18.15	$17.54

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Long-Term Investments

Portfolio Composition	2/28/14	8/31/13
Corporate Bonds	44%	44%
Floating Rate Loan Interests	36	36
Non-Agency Mortgage-Backed Securities	8	8
Asset-Backed Securities	4	6
US Government Sponsored Agency Securities	4	4
Preferred Securities	2	1
Foreign Agency Obligations	1	-
Common Stocks	1	1

Corporate Bonds Credit Quality Allocation[4]	2/28/14	8/31/13
AAA/Aaa[5]	9%	9%
AA/Aa	-	1
A	3	6
BBB/Baa	17	17
BB/Ba	30	25
B	33	34
CCC/Caa	7	7
Not Rated	1	1
[4]	Using the higher of S&P’s or Moody’s ratings.
[5]	Includes US Government Sponsored Agency securities and US Treasury Obligations, which were deemed AAA/Aaa by the investment advisor.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	9

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which will be based on short-term interest rates, will normally be lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders will benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Fund’s costs of leverage are significantly lower than the income earned on the Fund’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest or dividends and other costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders will be lower than if the Fund had not used leverage. Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Fund’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shares.

Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1⁄3% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts, options and swaps, as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Common Stocks (a)		Shares	Value
Hotels, Restaurants & Leisure — 0.4%
BLB Worldwide Holdings, Inc.		21,020	$524,449
Software — 0.4%
HMH Holdings/EduMedia		24,355	470,149
Total Common Stocks — 0.8%			994,598

Asset-Backed Securities (b)(c)		Par (000)
ALM Loan Funding, Series 2013-7RA, Class C, 3.69%, 4/24/24	USD	835	807,395
Atrium CDO Corp., Series 9A,Class D, 3.73%, 2/28/24		250	242,219
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.74%, 1/20/25		250	251,422
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.88%, 3/21/24		250	243,188
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23		215	214,994
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.25%, 9/20/22		350	352,038
Marea CLO Ltd., Series 2012-1A, Class D, 4.79%, 10/16/23		400	401,120
Neuberger Berman CLO XV, Series 2013-15A, Class C, 3.09%, 10/15/25		500	489,415
North End CLO Ltd., Series 2013-1A, Class D, 3.74%, 7/17/25		250	242,227
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.44%, 10/25/25		250	238,487
Race Point CLO Ltd., Series 2012-6A, Class D, 4.74%, 5/24/23		250	250,082
Symphony CLO Ltd., Series 2012-10A, Class D, 5.49%, 7/23/23		350	351,927
Total Asset-Backed Securities — 3.1%			4,084,514

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		250	259,375
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		48	54,006
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		590	601,800
			915,181
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17 (c)		269	272,363
Chemicals — 0.1%
INEOS Finance PLC, 8.38%, 2/15/19 (c)		110	121,825

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (b)(c)	USD	68	$68,680
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		268	277,751
United Rentals North America, Inc., 5.75%, 7/15/18		80	85,800
			432,231
Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (c)		101	100,242
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		380	418,950
			519,192
Diversified Financial Services — 0.3%
Ally Financial, Inc., 2.92%, 7/18/16 (b)		275	280,714
Reynolds Group Issuer, Inc., 7.13%, 4/15/19		120	127,650
			408,364
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc. (c):
3.85%, 1/15/18 (b)		228	231,420
6.13%, 1/15/21		127	134,303
			365,723
Health Care Technology — 0.3%
IMS Health, Inc., 12.50%, 3/01/18 (c)		295	339,250
Household Durables — 0.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18		180	194,400
Independent Power Producers & Energy Traders — 0.8%
Calpine Corp., 6.00%, 1/15/22 (c)		80	84,800
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		700	728,000
10.25%, 12/01/20 (c)		230	239,200
			1,052,000
Media — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		96	100,080
Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		145	156,419
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22		50	52,813
Total Corporate Bonds — 3.7%			4,929,841

Floating Rate Loan Interests (b)
Aerospace & Defense — 2.1%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		511	510,499
The SI Organization, Inc., Term Loan B, 5.50%, 11/22/16		410	401,671
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		364	364,888
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		223	223,585
TransUnion LLC, Term Loan, 4.25%, 2/08/19		1,276	1,279,733
			2,780,376

Portfolio Abbreviations

CAD EBITDA EUR	Canadian Dollar Earnings Before Interest, Taxes, Depreciation and Amortization Euro	GBP OTC PIK USD	British Pound Over-the-Counter Payment-In-Kind US Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value
Airlines — 1.0%
Delta Air Lines, Inc.:
Term Loan, 3.49%, 9/16/15	USD	317	$306,656
Term Loan B1, 3.50%, 10/18/18		325	326,023
Northwest Airlines, Inc., Term Loan:
2.24%, 3/10/17		208	201,148
1.62%, 9/10/18		273	257,513
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		260	260,081
			1,351,421
Auto Components — 4.6%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		358	358,497
Armored Autogroup, Inc., Term Loan B, 6.00%, 11/05/16		60	59,887
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/29/17		627	627,309
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		360	363,150
Federal-Mogul Corp.:
Term Loan B, 2.10%, 12/29/14		1,354	1,342,640
Term Loan C, 2.10%, 12/28/15		1,258	1,247,910
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		1,150	1,160,638
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		15	15,098
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18		489	480,258
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		340	338,865
			5,994,252
Automobiles — 0.1%
Chrysler Group LLC, 2018 Term Loan B, 3.25%, 12/31/18		190	189,016
Building Products — 2.1%
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/15/20		258	258,293
Continental Building Products LLC, 1st Lien Term Loan, 4.75%, 8/28/20		269	269,212
CPG International, Inc., Term Loan, 4.75%, 9/30/20		783	783,531
Ply Gem Industries, Inc., Term Loan, 4.00%, 1/16/21		200	200,334
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		339	339,855
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		110	109,725
Term Loan B, 4.00%, 10/31/19		792	791,010
			2,751,960
Capital Markets — 0.2%
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		197	197,211
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		110	110,041
			307,252
Chemicals — 4.1%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		255	256,554
Term Loan B2, 4.50%, 10/03/19		133	133,114
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		729	732,092
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		27	27,005
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		324	326,003
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		260	260,650
2nd Lien Term Loan, 8.25%, 5/30/20		110	110,825
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		478	479,404

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (concluded)
INEOS Finance LLC:
3 Year Term Loan, 2.15%, 5/04/15	USD	88	$88,142
6 Year Term Loan, 2.75%, 5/04/18		195	194,458
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/08/20		353	354,638
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		584	579,797
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		315	321,004
Term Loan B2, 4.25%, 1/15/20		584	587,185
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		159	160,875
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		134	134,661
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20		409	409,636
Univar, Inc., Term Loan B, 5.00%, 6/30/17		223	221,861
			5,377,904
Commercial Banks — 0.2%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		190	191,108
2nd Lien Term Loan, 8.25%, 6/03/21		70	71,400
			262,508
Commercial Services & Supplies — 4.2%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		740	739,202
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		14	13,860
Extended Synthetic Line of Credit 3, 6.65%, 7/26/16		9	9,373
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		290	290,876
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		870	872,596
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		115	116,438
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		555	555,490
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		308	309,221
2nd Lien Term Loan, 9.00%, 4/20/20		200	204,373
Progressive Waste Solutions Ltd., Term Loan B, 3.00%, 10/24/19		312	312,942
Protection One, Inc., Term Loan, 4.25%, 3/21/19		471	469,371
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		928	928,970
West Corp., Term Loan B10, 3.25%, 6/30/18		681	677,103
			5,499,815
Communications Equipment — 2.3%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		1,206	1,215,823
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		185	186,156
2nd Lien Term Loan, 7.50%, 1/22/22		85	86,764
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17		347	337,369
Blackboard, Inc., Term Loan B3, 4.75%, 10/04/18		115	115,685
CommScope, Inc.:
Term Loan B3, 2.65% - 2.73%, 1/21/17		158	157,483
Term Loan B4, 3.25%, 1/26/18		237	236,962
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19		649	650,673
			2,986,915

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value
Construction & Engineering — 1.0%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20	USD	301	$300,759
Centaur Acquisition LLC:
1st Lien Term Loan, 5.25%, 2/20/19		504	504,554
2nd Lien Term Loan, 8.75%, 2/15/20		280	285,600
USIC Holdings, Inc., 1st Lien Term Loan, 4.00%, 7/10/20		269	268,201
			1,359,114
Construction Materials — 1.6%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20		220	221,742
2nd Lien Term Loan, 8.25%, 11/21/21		120	122,550
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,612	1,616,736
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		150	151,159
			2,112,187
Consumer Finance — 0.5%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/19		700	708,050
Containers & Packaging — 1.1%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19		210	210,788
Term Loan B, 4.25%, 12/17/19		290	290,725
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/09/21		185	184,445
Sealed Air Corp., 2013 Term Loan, 3.00%, 10/03/18		331	332,584
Tekni-Plex, Inc., Term Loan B, 5.50% – 6.50%, 8/25/19		393	393,489
			1,412,031
Distributors — 1.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,147	1,147,481
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		233	231,633
VWR Funding, Inc., Term Loan, 3.45%, 4/03/17		277	277,200
			1,656,314
Diversified Consumer Services — 2.1%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		242	241,367
Delayed Draw Term Loan, 0.50%, 2/12/21		86	85,689
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		639	639,482
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20		208	210,313
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		69	68,860
Term Loan B, 4.00%, 11/06/20		269	269,180
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		249	242,829
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		467	467,397
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		630	481,149
			2,706,266
Diversified Financial Services — 2.3%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20		371	373,342
2nd Lien Term Loan, 8.25%, 5/21/21		80	80,800
Kasima LLC, Term Loan B, 3.25%, 5/17/21		355	354,556
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		749	754,173
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		88	88,247
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		595	595,994
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		798	796,803
			3,043,915

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services — 4.4%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20	USD	873	$878,422
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		523	525,515
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		255	261,439
Term Loan B, 5.25%, 2/22/19		462	465,666
Level 3 Financing, Inc.:
2020 Term Loan B, 4.00%, 1/15/20		2,160	2,165,400
Term Loan, 4.00%, 8/01/19		220	220,660
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		446	447,514
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		732	736,073
			5,700,689
Electric Utilities — 0.5%
American Energy – Utica LLC, 2nd Lien Term Loan, 11.00%, 9/30/18		325	339,738
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		300	300,609
			640,347
Electrical Equipment — 1.0%
Southwire Co., Term Loan, 3.25%, 2/11/21		265	264,857
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.74%, 10/10/17		1,505	1,048,880
			1,313,737
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		521	518,239
Energy Equipment & Services — 0.7%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		259	259,476
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		360	360,880
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		115	115,312
Unifrax Corp., Term Loan, 4.25%, 11/28/18		217	217,692
			953,360
Food & Staples Retailing — 1.9%
Alliance Boots Holdings Ltd., Term Loan B1, 3.47%, 7/09/15	GBP	767	1,282,968
Rite Aid Corp.:
2nd Lien Term Loan, 5.75%, 8/21/20	USD	235	239,895
Term Loan 6, 4.00%, 2/21/20		223	224,038
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		511	512,257
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19		199	199,995
			2,459,153
Food Products — 3.3%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		200	200,701
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		259	259,459
Del Monte Foods Co., 1st Lien Term Loan, 4.25%, 11/06/20		395	395,494
Diamond Foods, Inc., Term Loan, 4.25%, 7/28/18		180	179,885
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		605	608,176
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20		109	110,088
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		75	74,939
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		165	165,513
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		711	722,097
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		125	124,272
Term Loan G, 3.25%, 4/29/20		695	691,929

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value
Food Products (concluded)
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% – 7.75%, 5/01/19	USD	566	$562,897
2nd Lien Term Loan, 10.75%, 11/01/19		270	261,900
			4,357,350
Health Care Equipment & Supplies — 5.5%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		935	938,415
2nd Lien Term Loan, 8.25%, 11/30/20		380	385,225
Biomet, Inc., Term Loan B2, 3.65% – 3.75%, 7/25/17		756	757,221
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		349	348,814
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		472	471,238
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		980	985,077
Fresenius SE & Co. KGaA:
Incremental Term Loan B, 2.25%, 6/25/19	EUR	120	165,429
Term Loan B, 2.25%, 8/07/19	USD	618	617,504
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19		765	763,460
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		95	95,715
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		807	810,604
Kinetic Concepts, Inc., Term Loan E1, 4.00%, 5/04/18		120	120,048
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		95	95,237
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		132	128,213
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		302	305,650
2nd Lien Term Loan, 9.50%, 12/07/19		245	249,900
			7,237,750
Health Care Providers & Services — 6.7%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/20/19		655	655,050
2nd Lien Term Loan, 8.50%, 2/14/20		410	411,025
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		262	263,006
CHG Buyer Corp., Term Loan, 4.50%, 11/19/19		414	415,513
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		1,965	1,981,368
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		563	565,723
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		995	1,000,143
Term Loan B2, 4.00%, 11/01/19		405	406,623
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		239	241,196
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		426	427,067
Genesis HealthCare Corp., Term Loan B, 10.00% – 10.75%, 9/25/17		276	283,410
HCA, Inc., Extended Term Loan B4, 3.00%, 5/01/18		234	234,150
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		270	271,520
2nd Lien Term Loan, 8.75%, 1/17/22		70	70,992
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		260	259,324
Incremental Term Loan B3, 7.75%, 5/15/18		219	217,161
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/27/21		190	191,663
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/29/18		423	422,524
US Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		482	484,653
			8,802,111

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Technology — 0.7%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17	USD	744	$743,568
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		182	182,913
			926,481
Hotels, Restaurants & Leisure — 12.1%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		429	431,284
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		269	269,524
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		724	730,079
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		2,835	2,877,015
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		330	336,600
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/20		2,093	2,098,767
Intrawest ULC, Term Loan, 5.50%, 11/26/20		370	373,237
La Quinta Intermediate Holdings, Term Loan B, 3.00%, 2/19/21		2,710	2,715,420
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/20/20		600	599,376
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		335	337,791
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		539	538,034
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		230	229,866
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		517	517,886
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		409	410,509
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		115	114,820
Term Loan B, 4.25%, 2/19/19		317	316,867
Six Flags Theme Parks, Inc., Term Loan B, 3.50%, 12/20/18		303	304,232
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20		1,191	1,191,369
Travelport LLC:
2nd Lien Term Loan 1, 9.50%, 1/29/16		250	258,692
Refinancing Term Loan, 6.25%, 6/26/19		269	275,283
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		566	569,982
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19		370	369,467
			15,866,100
Household Products — 1.2%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		638	640,163
Prestige Brands, Inc., Term Loan, 3.75% – 5.00%, 1/31/19		311	312,034
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/07/17		231	231,007
Term Loan C, 3.50%, 9/04/19		342	342,035
			1,525,239
Independent Power Producers & Energy Traders — 1.8%
The AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		761	762,859
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		212	212,588
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		1,009	1,010,122
Star West Generation LLC, Term Loan B, 4.25%, 3/13/20		352	352,805
			2,338,374
Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,045	1,028,203

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value
Insurance — 3.2%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19	USD	421	$423,119
Asurion LLC:
2nd Lien Term Loan, 8.50%, 2/19/21		310	319,687
Term Loan B1, 4.50%, 5/24/19		458	458,390
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		308	308,462
Term Loan B2, 3.75%, 9/20/18		519	517,933
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		418	411,285
2nd Lien Term Loan, 8.25%, 10/16/20		200	192,750
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		366	364,468
Hub International Ltd., Term Loan B, 4.75%, 10/02/20		439	442,556
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20		129	130,482
Sedgwick CMS Holdings, Inc.:
1st Lien Term Loan, 3.75%, 2/11/21		345	343,189
2nd Lien Term Loan, 6.75%, 12/12/18		260	262,460
			4,174,781
Internet Software & Services — 1.7%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/26/21		255	256,275
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		871	871,442
Open Text Corp., Term Loan B, 3.25%, 1/04/21		280	279,860
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		407	407,942
2nd Lien Term Loan, 9.25%, 9/11/20		155	156,159
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		281	283,923
			2,255,601
IT Services — 3.5%
Ceridian Corp., Term Loan B, 4.37% – 4.40%, 5/09/17		899	901,891
First Data Corp.:
2018 Term Loan, 4.16%, 9/24/18		270	270,451
Extended 2018 Term Loan B, 4.16%, 3/23/18		2,140	2,141,650
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		658	657,639
InfoGroup, Inc., Term Loan, 8.00%, 5/25/18		245	213,758
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		262	262,678
Term Loan E, 4.00%, 3/09/20		144	144,495
			4,592,562
Leisure Equipment & Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		205	208,273
Life Sciences Tools & Services — 0.5%
Patheon, Inc.:
2nd Lien Term Loan, 6.25%, 1/09/21		365	363,861
Term Loan, 7.25%, 12/14/18		272	270,748
			634,609
Machinery — 4.4%
Allegion US Holding Co., Inc., Term Loan B, 3.00%, 9/30/20		210	209,649
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		131	132,545
Refinancing Term Loan, 4.25%, 12/10/18		257	257,672
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		274	274,255
Term Loan B3, 4.25%, 8/28/20		83	83,419
Gardner Denver, Inc., Term Loan, 4.25%, 7/30/20	EUR	886	930,473
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20	USD	781	780,934

Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (concluded)
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18	USD	395	$395,744
Mirror Bidco Corp., Term Loan, 4.25%, 12/27/19		564	566,885
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		206	208,319
Pacific Industrial Services US Finance Co. LLC:
1st Lien Term Loan, 5.00%, 10/02/18		499	504,984
2nd Lien Term Loan, 8.75%, 4/02/19		195	199,875
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		480	480,671
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		286	286,262
STS Operating, Inc., Term Loan, 4.75%, 2/19/21		155	155,388
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	34	47,150
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	288	289,628
			5,803,853
Marine — 0.4%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		517	523,090
Media — 13.4%
Acosta, Inc., Term Loan B, 4.25%, 3/02/18		45	45,157
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		589	589,908
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		255	255,849
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/20		574	576,189
CBS Outdoor Americas Capital LLC, Term Loan B, 3.00%, 1/31/21		170	169,548
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 4.75%, 7/03/14		226	212,603
Tranche 1 Incremental, 9.50%, 7/03/14		365	339,508
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		463	460,246
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		148	144,914
Term Loan C, 3.80%, 1/29/16		40	39,086
Term Loan D, 6.90%, 1/30/19		1,564	1,534,650
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		559	561,740
The E.W. Scripps Co., Term Loan B, 3.25%, 11/26/20		350	350,735
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		249	249,455
Fender Musical Instruments Corp., Term Loan B, 5.75%, 4/03/19		62	62,827
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		45	42,981
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		367	368,394
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		386	387,464
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,058	1,064,762
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		150	151,875
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		115	114,856
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		420	423,415
Mediacom Communications Corp., Term Loan F, 2.63%, 1/31/18		255	253,406
Mediacom LLC, Term Loan E, 4.50%, 10/23/17		483	482,900
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		131	134,386
Incremental Term Loan, 4.50%, 1/22/20		653	653,400
Nielsen Finance LLC, Term Loan E, 2.91%, 5/02/16		537	536,601
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		537	522,524

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	15

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value
Media (concluded)
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20	USD	388	$389,549
SBA Senior Finance II LLC:
Incremental Delayed Draw Term Loan B, 3.25%, 3/31/21		248	246,728
Incremental Term Loan B, 3.25%, 3/24/21		248	246,765
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		372	369,491
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20		494	496,108
Tribune Co., Term Loan, 4.00%, 12/27/20		650	649,389
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		465	449,887
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		525	525,938
UPC Financing Partnership, Term Loan AG, 3.98%, 3/31/21	EUR	281	390,405
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/08/20	USD	780	779,165
Term Loan C, 4.50%, 6/05/20	GBP	650	1,094,521
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	512	514,606
Ziggo NV:
Term Loan B1, 3.50%, 1/15/22		233	231,576
Term Loan B2, 3.50%, 1/15/22		150	149,251
Term Loan B3, 2.75%, 1/15/22		247	245,464
			17,508,222
Metals & Mining — 3.3%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		371	372,957
2nd Lien Term Loan, 8.75%, 12/19/20		185	189,163
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		370	369,850
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		824	840,250
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/28/19		845	853,036
Novelis, Inc., Term Loan, 3.75%, 3/10/17		788	790,512
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		137	136,503
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18		145	142,272
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		607	621,952
			4,316,495
Multiline Retail — 3.9%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		453	457,043
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		481	475,196
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		541	543,833
2nd Lien Term Loan, 8.50%, 3/26/20		200	205,188
HEMA Holding BV, Extended 2nd Lien Term Loan, 5.97%, 1/05/18	EUR	1,800	2,236,087
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	430	436,241
The Neiman Marcus Group, Inc., Term Loan B, 5.00%, 10/25/20		698	706,036
			5,059,624
Oil, Gas & Consumable Fuels — 5.4%
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/18		195	192,249
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		985	1,006,463
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		591	601,434
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		440	439,670
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		314	314,863
2nd Lien Term Loan, 8.38%, 9/30/20		135	139,641

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20	USD	325	$331,500
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		280	283,977
Offshore Group Investment Ltd.:
5.00%, 10/25/17		678	680,608
5.75%, 3/28/19		172	174,457
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		552	555,505
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		360	367,650
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		52	46,499
Power Buyer, LLC:
1st Lien Term Loan, 4.25%, 5/06/20		195	193,971
2nd Lien Term Loan, 8.25%, 11/06/20		105	103,950
Delayed Draw Term Loan, 4.25%, 5/06/20		11	10,600
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		240	241,500
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		404	402,935
Tesoro Corp., Term Loan B, 2.40%, 5/30/16		429	430,373
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		335	337,094
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		135	135,338
2nd Lien Term Loan, 8.50%, 1/15/22		30	30,356
			7,020,633
Pharmaceuticals — 4.4%
Akorn, Inc., Term Loan B, 3.50%, 8/27/20		410	412,562
Amneal Pharmaceuticals LLC, Term Loan, 5.75% – 7.00%, 11/01/19		279	280,697
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		213	213,050
Endo Health Solutions, Inc., Term Loan B, 3.75%, 11/05/20		360	359,251
Jazz Pharmaceuticals, Inc., Term Loan B, 3.50%, 6/12/18		95	95,136
Par Pharmaceutical Cos., Inc., Term Loan B, 4.00%, 9/30/19		1,240	1,241,379
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		916	919,724
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		577	577,407
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		607	608,831
Series D2 Term Loan B, 3.75%, 2/13/19		657	658,906
Series E Term Loan B, 3.75%, 8/05/20		378	379,743
			5,746,686
Professional Services — 1.7%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		720	721,099
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20		170	170,585
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		427	434,243
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		259	260,971
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		596	597,151
			2,184,049
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		587	587,837
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		125	124,257
			712,094
Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		575	580,301

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value
Real Estate Management & Development (concluded)
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16	USD	87	$87,087
Extended Term Loan, 4.50%, 3/05/20		1,194	1,196,793
			1,864,181
Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan A, 1.90% – 1.91%, 9/29/17		236	235,989
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		229	230,212
			466,201
Semiconductors & Semiconductor Equipment — 0.8%
Freescale Semiconductor, Inc.:
Term Loan B4, 5.00%, 2/28/20		534	536,128
Term Loan B5, 5.00%, 1/15/21		165	166,439
NXP BV, Term Loan D, 3.25%, 1/11/20		329	328,846
			1,031,413
Software — 4.9%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		560	561,282
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20		139	138,890
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		244	237,437
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		176	177,980
Term Loan B, 4.25% – 5.50%, 11/01/19		414	416,105
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		924	922,271
IQOR US, Inc., Term Loan B, 6.00%, 2/19/21		210	205,800
Kronos Worldwide, Inc., 2020 Term Loan B, 4.75%, 2/12/20		115	115,791
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		409	416,390
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		310	310,775
2nd Lien Term Loan, 8.50%, 10/11/21		350	356,709
RP Crown Parent LLC, 2013 Term Loan, 6.00%, 12/21/18		357	357,682
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/27/21		155	156,356
Sophia LP, Term Loan B, 4.50%, 7/19/18		603	607,224
SS&C Technologies, Inc.:
Term Loan B1, 3.25%, 6/07/19		631	633,050
Term Loan B2, 3.25%, 6/07/19		65	65,488
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/29/19		146	146,198
2nd Lien Term Loan, 8.50%, 5/29/20		204	205,765
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 12/24/20		170	170,425
Term Loan B, 4.50%, 6/25/20		184	185,456
			6,387,074
Specialty Retail — 4.7%
Academy Ltd., Term Loan, 4.50%, 8/03/18		614	617,139
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		146	146,643
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		846	850,520
Equinox Holdings, Inc., Repriced Term Loan B, 4.50% – 5.50%, 1/31/20		452	455,539
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18		77	70,706
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		454	460,055
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		221	220,687
Leslies Poolmart, Inc., Term Loan, 4.25%, 10/16/19		554	556,305
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		520	521,404
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		753	752,988
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		779	781,781
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20		61	61,244

Floating Rate Loan Interests (b)		Par (000)	Value
Specialty Retail (concluded)
SRAM LLC, Term Loan B, 4.00% – 5.25%, 4/10/20	USD	188	$187,810
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		395	393,236
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.25%, 5/25/18		37	31,274
			6,107,331
Textiles, Apparel & Luxury Goods — 1.2%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		909	881,548
J. Crew Group, Inc., Term Loan B, 4.00%, 2/20/21		405	403,481
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20		239	239,105
			1,524,134
Thrifts & Mortgage Finance — 0.3%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		446	446,614
Trading Companies & Distributors — 0.1%
Fly Funding II Sarl, Term Loan B, 4.50%, 8/09/19		54	55,059
WESCO Distribution, Inc., Term Loan B, 3.75%, 12/12/19		127	127,477
			182,536
Wireless Telecommunication Services — 0.7%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		371	370,793
Light Tower Fiber LLC, 1st Lien Term Loan, 4.00%, 4/13/20		607	605,815
			976,608
Total Floating Rate Loan Interests — 132.8%			173,893,093

Non-Agency Mortgage-Backed Securities — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		304	312,445

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		12	185
Eaton Vance Senior Income Trust		3,347	23,563
Total Investment Companies — 0.0%			23,748

Warrants (d) — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		691	2,444
Total Long-Term Investments (Cost — $181,985,573) — 140.6%			184,240,683

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (e)(f)		2,835,510	2,835,510
Total Short-Term Securities (Cost — $2,835,510) — 2.2%			2,835,510
Total Investments (Cost — $184,821,083) — 142.8%			187,076,193
Liabilities in Excess of Other Assets — (42.8)%			(56,105,233)
Net Assets — 100.0%			$130,970,960
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	17

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)
Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(e)	Investments in issuers considered to be an affiliate of the Fund during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,298,269	1,537,241	2,835,510	$112

(f)	Represents the current yield as of report date.
•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	120,000	USD	162,968	Citibank N.A.	4/22/14	$2,665
GBP	136,000	USD	224,249	Citibank N.A.	4/22/14	3,407
USD	151,295	EUR	110,000	Goldman Sachs Bank USA	4/22/14	(535)
USD	164,020	EUR	120,000	JPMorgan Chase Bank N.A.	4/22/14	(1,613)
USD	2,749,739	EUR	2,023,468	Royal Bank of Scotland PLC	4/22/14	(43,205)
USD	130,389	GBP	80,000	Deutsche Bank AG	4/22/14	(3,526)
USD	2,313,367	GBP	1,409,000	JPMorgan Chase Bank N.A.	4/22/14	(45,217)
Total						$(88,024)

•	OTC credit default swaps — sold protection outstanding as of February 28, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Depreciation

Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	124	$(28,398)	$(28,003)	$(395)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	34	(7,873)	(6,730)	(1,143)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	49	(13,138)	(9,516)	(3,622)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	49	(13,138)	(9,516)	(3,622)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	143	(38,129)	(26,322)	(11,807)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	190	(56,729)	(37,975)	(18,754)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	9/20/16	CCC-	USD	500	(165,840)	(97,671)	(68,169)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD	473	(156,768)	(90,237)	(66,531)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	89	(35,635)	(21,284)	(14,351)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	127	(53,128)	(32,555)	(20,573)

Total							$(568,776)	$(359,809)	$(208,967)
[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,084,514	—	$4,084,514
Common Stocks	—	994,598	—	994,598
Corporate Bonds	—	4,929,841	—	4,929,841
Floating Rate Loan Interests	—	160,957,420	$12,935,673	173,893,093
Investment Companies	$23,748	—	—	23,748
Non-Agency Mortgage-Backed Securities	—	312,445	—	312,445
Warrants	—	2,444	—	2,444
Short-Term Securities	2,835,510	—	—	2,835,510
Unfunded Loan Commitments	—	19	—	19
Total	$2,859,258	$171,281,281	$12,935,673	$187,076,212

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$6,072	—	$6,072
Liabilities:
Credit contracts	—	(208,967)	—	(208,967)
Foreign currency exchange contracts	—	(94,096)	—	(94,096)
Total	—	$(296,991)	—	$(296,991)
[1]	Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$182,484	—	—	$182,484
Foreign currency at value	171,631	—	—	171,631
Liabilities:
Bank borrowings payable	—	$(52,000,000)	—	(52,000,000)
Total	$354,115	$(52,000,000)	—	$(51,645,885)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2014.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	19

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of August 31, 2013	$4,422,403	$21,940,408	$26,362,811
Transfers into Level 3[1]	—	3,663,924	3,663,924
Transfers out of Level 3[2]	(3,316,503)	(12,127,990)	(15,444,493)
Accrued discounts/premiums	398	19,789	20,187
Net realized gain	39,182	34,456	73,638
Net change in unrealized appreciation/ depreciation[3,4]	(38,010)	74,198	36,188
Purchases	—	4,014,657	4,014,657
Sales	(1,107,470)	(4,683,769)	(5,791,239)
Closing Balance, as of February 28, 2014	—	$12,935,673	$12,935,673
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014[4]	—	$89,436	$89,436
[1]	As of August 31, 2013, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,663,924 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $15,444,493 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.
[4]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)		23,849	$20,033
Diversified Financial Services — 0.2%
Kcad Holdings I Ltd. (a)		217,833,983	849,552
Electrical Equipment — 0.0%
Medis Technologies Ltd.		260,833	3
Paper & Forest Products — 0.5%
Ainsworth Lumber Co., Ltd. (a)		393,892	1,494,036
Ainsworth Lumber Co., Ltd. (a)(b)		346,000	1,312,382
Western Forest Products, Inc. (a)		84,448	192,950
			2,999,368
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	61,622
Software — 0.4%
HMH Holdings/EduMedia (a)		116,627	2,251,367
Total Common Stocks — 1.1%			6,181,945

Asset-Backed Securities (b)(c)		Par (000)
ALM Loan Funding:
Series 2013-7R2A, Class B, 2.84%, 4/24/24	USD	775	759,965
Series 2013-7RA, Class C, 3.69%, 4/24/24		2,125	2,054,748
Series 2013-7RA, Class D, 5.24%, 4/24/24		900	852,192
Series 2013-8A, Class B, 2.99%, 1/20/26		1,150	1,133,091
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24		1,100	1,065,763
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 4.74%, 1/20/25		700	703,981
Series 2013-1A, Class C, 4.24%, 2/14/25		250	250,723
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24		500	490,738
Cent CLO LP, Series 2013-17A, Class C, 3.74%, 1/30/25		500	482,420
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.88%, 3/21/24		500	486,375
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23		950	949,974
Highbridge Loan Management Ltd., Series 2012-1A, Class C, 5.25%, 9/20/22		1,500	1,508,736
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25		370	356,655
Marea CLO Ltd., Series 2012-1A, Class D, 4.79%, 10/16/23		1,650	1,654,621
Neuberger Berman CLO XV, Series 2013-15A, Class C, 3.09%, 10/15/25		1,000	978,830
North End CLO Ltd., Series 2013-1A, Class D, 3.74%, 7/17/25		750	726,680
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.44%, 10/25/25		1,000	953,949
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23		500	501,416
Race Point CLO Ltd., Series 2012-6A, Class D, 4.74%, 5/24/23		1,075	1,075,353
Regatta Funding LP, Series 2013-2A, Class C, 4.24%, 1/15/25		500	497,120
Symphony CLO Ltd., Series 2012-10A, Class D, 5.49%, 7/23/23		1,500	1,508,260
Total Asset-Backed Securities — 3.3%			18,991,590

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		1,140	1,182,750

Corporate Bonds		Par (000)	Value
Airlines (concluded)
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18	USD	190	$216,025
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,657,100
			4,055,875
Auto Components — 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17 (b)		1,177	1,191,713
Capital Markets — 0.0%
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(d)(e)		129	280,172
Chemicals — 0.6%
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15 (b)		1,559	3,398,812
Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (b)(c)		295	297,950
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		1,085	1,125,779
United Rentals North America, Inc., 5.75%, 7/15/18		350	375,375
			1,799,104
Communications Equipment — 0.3%
Avaya, Inc., 7.00%, 4/01/19 (b)		390	387,075
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,470	1,620,675
			2,007,750
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		335	355,938
Diversified Financial Services — 0.4%
Ally Financial, Inc.:
2.92%, 7/18/16 (c)		1,375	1,403,572
7.50%, 9/15/20		160	193,600
8.00%, 11/01/31		360	453,600
			2,050,772
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc. (b):
3.85%, 1/15/18 (c)		1,000	1,015,000
6.13%, 1/15/21		555	586,912
			1,601,912
Health Care Technology — 0.4%
IMS Health, Inc., 12.50%, 3/01/18 (b)		1,776	2,042,400
Hotels, Restaurants & Leisure — 0.3%
Little Traverse Bay Bands of Odawa Indians, 9.00%, 8/31/20 (b)		948	949,682
Travelport LLC/Travelport Holdings, Inc., 6.36%, 3/01/16 (b)(c)		668	675,935
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(f)		120	—
			1,625,617
Household Durables — 0.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18		790	853,200
Independent Power Producers & Energy Traders — 0.8%
Calpine Corp., 6.00%, 1/15/22 (b)		349	369,940
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		2,895	3,010,800
10.25%, 12/01/20 (b)		1,115	1,159,600
			4,540,340
Media — 0.2%
Checkout Holding Corp., 0.00%, 11/15/15 (b)(d)		400	338,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		514	535,845
			873,845
Oil, Gas & Consumable Fuels — 0.1%
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		635	685,006

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	21

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 0.0%
T-Mobile USA, Inc., 6.13%, 1/15/22	USD	225	$237,656
Total Corporate Bonds — 4.8%			27,600,112

Floating Rate Loan Interests (c)
Aerospace & Defense — 2.1%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		2,223	2,220,421
The SI Organization, Inc., Term Loan B, 5.50%, 11/22/16		1,686	1,651,566
Spirit Aerosystems, Inc., Term Loan B, 3.75%, 4/18/19		1,572	1,577,895
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		891	894,341
TransUnion LLC, Term Loan, 4.25%, 2/10/19		5,587	5,602,539
			11,946,762
Airlines — 1.0%
Delta Air Lines, Inc.:
Term Loan, 3.49%, 9/16/15		1,373	1,328,844
Term Loan B1, 3.50%, 10/18/18		1,436	1,439,045
Northwest Airlines, Inc., Term Loan:
2.24%, 3/10/17		913	881,153
1.62%, 9/10/18		1,197	1,130,849
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,150	1,150,356
			5,930,247
Auto Components — 4.8%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		1,572	1,573,405
Armored Autogroup, Inc., Term Loan B, 6.00%, 11/04/16		253	254,519
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/28/17		2,797	2,798,763
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		1,595	1,608,956
Federal-Mogul Corp.:
Term Loan B, 2.10%, 12/29/14		5,942	5,893,407
Term Loan C, 2.10%, 12/28/15		5,482	5,436,550
FleetPride Corp., 1st Lien Term Loan, 5.25%, 11/19/19		1,559	1,536,641
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		5,015	5,061,389
GPX International Tire Corp., Term Loan (a)(f)(g):
PIK, 13.00%, 12/31/49		18	—
12.25%, 12/31/49		1,097	—
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		15	15,098
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18		2,123	2,085,970
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		1,455	1,452,279
			27,716,977
Automobiles — 0.1%
Chrysler Group LLC, 2018 Term Loan B, 3.25%, 12/31/18		825	820,727
Building Products — 2.1%
Armstrong World Industries, Inc., Term Loan B, 3.50%, 3/16/20		1,136	1,137,481
Continental Building Products LLC, 1st Lien Term Loan, 4.75%, 8/14/20		1,177	1,176,556
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,436	3,438,552
Ply Gem Industries, Inc., Term Loan, 4.00%, 1/16/21		895	896,495
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,481	1,484,368

Floating Rate Loan Interests (c)		Par (000)	Value
Building Products (concluded)
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19	USD	505	$503,737
Term Loan B, 4.00%, 10/31/19		3,420	3,416,176
			12,053,365
Capital Markets — 0.2%
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		879	878,829
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		479	480,638
			1,359,467
Chemicals — 4.0%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		1,110	1,115,025
Term Loan B2, 4.50%, 10/03/19		576	578,533
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		3,171	3,182,358
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		117	117,489
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		1,264	1,271,662
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		1,150	1,152,875
2nd Lien Term Loan, 8.25%, 5/30/20		490	493,675
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		2,070	2,075,765
INEOS Finance LLC:
3 Year Term Loan, 2.15%, 5/04/15		382	381,948
6 Year Term Loan, 3.75%, 5/04/18		865	862,595
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/08/20		1,547	1,553,414
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		2,467	2,449,696
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,365	1,391,017
Term Loan B2, 4.25%, 1/15/20		2,544	2,559,523
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		694	703,830
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		587	588,517
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20		1,768	1,773,173
Univar, Inc., Term Loan B, 5.00%, 6/30/17		989	982,475
			23,233,570
Commercial Banks — 0.2%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		845	849,926
2nd Lien Term Loan, 8.25%, 6/03/21		310	316,200
			1,166,126
Commercial Services & Supplies — 4.1%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		3,251	3,247,654
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		46	46,140
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		32	32,207
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		1,202	1,205,059
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		3,816	3,829,945
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		500	506,250
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		2,429	2,430,375
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		1,353	1,356,583
2nd Lien Term Loan, 9.00%, 4/20/20		875	892,261
Progressive Waste Solutions Ltd., Term Loan B, 3.00%, 10/24/19		1,337	1,341,178
Protection One, Inc., Term Loan, 4.25%, 3/21/19		2,054	2,048,684

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (concluded)
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19	USD	4,072	$4,075,505
West Corp., Term Loan B10, 3.25%, 6/30/18		2,966	2,948,834
			23,960,675
Communications Equipment — 2.6%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		5,170	5,213,211
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		805	810,031
2nd Lien Term Loan, 7.50%, 1/24/22		380	387,885
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17		1,524	1,482,677
Blackboard, Inc., Term Loan B3, 4.75%, 10/04/18		493	496,766
CommScope, Inc.:
Term Loan B3, 2.65% – 2.73%, 1/21/17		696	694,806
Term Loan B4, 3.25%, 1/26/18		1,044	1,045,467
Telesat Canada, Term Loan A, 4.28%, 3/24/17	CAD	2,375	2,144,857
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	2,837	2,842,628
			15,118,328
Construction & Engineering — 1.0%
BakerCorp International, Inc., Term Loan, 4.25%, 2/14/20		1,428	1,425,907
Centaur Acquisition LLC:
1st Lien Term Loan, 5.25%, 2/20/19		2,210	2,212,958
2nd Lien Term Loan, 8.75%, 2/15/20		1,230	1,254,600
USIC Holdings, Inc., 1st Lien Term Loan, 4.00%, 7/10/20		1,169	1,167,172
			6,060,637
Construction Materials — 1.6%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20		970	977,682
2nd Lien Term Loan, 8.25%, 11/21/21		525	536,156
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		7,226	7,246,313
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		663	670,137
			9,430,288
Consumer Finance — 0.5%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/19		3,060	3,095,190
Containers & Packaging — 1.1%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19		925	928,469
Term Loan B, 4.25%, 12/17/19		1,285	1,288,212
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/09/21		800	797,600
Sealed Air Corp., 2013 Term Loan, 3.00%, 10/03/18		1,450	1,455,597
Tekni-Plex, Inc., Term Loan B, 5.50%, 8/25/19		1,716	1,718,407
			6,188,285
Distributors — 1.3%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		5,022	5,023,969
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		1,020	1,015,244
VWR Funding, Inc., Term Loan, 3.45%, 4/03/17		1,198	1,197,900
			7,237,113
Diversified Consumer Services — 2.1%
Allied Security Holdings, LLC:
1st Lien Term Loan, 4.25%, 2/12/21		1,067	1,065,639
Delayed Draw Term Loan, 0.50%, 2/12/21		379	378,320
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		2,797	2,800,833
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20		908	916,365
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		301	300,781
Term Loan B, 4.00%, 11/06/20		1,175	1,175,782

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Consumer Services (concluded)
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	1,077	$1,049,021
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		2,047	2,046,680
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		2,819	2,151,908
			11,885,329
Diversified Financial Services — 2.3%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20		1,636	1,644,596
2nd Lien Term Loan, 8.25%, 5/21/21		365	368,650
Kasima LLC, Term Loan B, 3.25%, 5/17/21		1,535	1,533,081
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		3,277	3,299,545
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		395	397,110
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		2,595	2,599,334
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		3,486	3,481,033
			13,323,349
Diversified Telecommunication Services — 4.4%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		3,891	3,912,971
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,731	2,741,600
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		1,125	1,153,406
Term Loan B, 5.25%, 2/22/19		2,025	2,042,922
Level 3 Financing, Inc.:
2020 Term Loan B, 4.00%, 1/15/20		9,510	9,533,775
Term Loan, 4.00%, 8/01/19		1,085	1,088,255
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		1,939	1,945,713
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		3,072	3,091,508
			25,510,150
Electric Utilities — 0.5%
American Energy – Utica LLC, 2nd Lien Term Loan, 11.00%, 9/30/18		1,423	1,486,535
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		1,315	1,317,670
			2,804,205
Electrical Equipment — 1.0%
Southwire Co., Term Loan, 3.25%, 2/11/21		1,180	1,179,363
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.74%, 10/10/17		6,610	4,606,707
			5,786,070
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		2,283	2,270,381
Energy Equipment & Services — 0.8%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,831	1,836,292
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,585	1,589,488
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		520	521,409
Unifrax Corp., Term Loan, 4.25%, 11/28/18		952	954,879
			4,902,068
Food & Staples Retailing — 1.7%
Alliance Boots Holdings Ltd., Term Loan B1, 3.47%, 7/09/15	GBP	2,769	4,632,941
Rite Aid Corp.:
2nd Lien Term Loan, 5.75%, 8/21/20	USD	1,040	1,061,663
Term Loan 6, 4.00%, 2/21/20		868	871,260
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		2,229	2,236,198

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	23

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Food & Staples Retailing (concluded)
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19	USD	861	$864,978
			9,667,040
Food Products — 3.3%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		884	886,403
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		1,132	1,132,638
Del Monte Foods Co., 1st Lien Term Loan, 4.25%, 11/06/20		1,740	1,742,175
Diamond Foods, Inc., Term Loan, 4.25%, 7/28/18		785	784,498
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		2,655	2,668,939
GFA Brands, Inc., Term Loan B, 5.00%, 7/09/20		493	495,396
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		313	314,744
Michael Foods Group, Inc., Term Loan, 4.25%, 2/23/18		635	635,765
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		2,945	2,989,378
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.25%, 4/29/20		534	531,885
Term Loan G, 3.25%, 4/29/20		3,027	3,014,835
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% – 7.75%, 5/01/19		2,476	2,463,906
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	1,159,150
			18,819,712
Health Care Equipment & Supplies — 5.5%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		4,089	4,103,068
2nd Lien Term Loan, 8.25%, 11/30/20		1,675	1,698,031
Biomet, Inc., Term Loan B2, 3.65% – 3.75%, 7/25/17		3,318	3,322,805
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		1,538	1,537,730
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		2,072	2,069,394
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		4,293	4,314,326
Fresenius SE & Co. KgaA, Term Loan B:
2.47%, 6/30/19	EUR	530	730,645
2.25%, 8/07/19	USD	2,703	2,699,089
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19		3,324	3,316,127
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		434	435,206
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		3,554	3,571,571
Kinetic Concepts, Inc., Term Loan E1, 4.00%, 5/04/18		529	530,213
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		415	416,037
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		576	560,382
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		1,316	1,331,058
2nd Lien Term Loan, 9.50%, 12/07/19		1,170	1,193,400
			31,829,082
Health Care Providers & Services — 6.8%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/20/19		2,868	2,868,325
2nd Lien Term Loan, 8.50%, 2/14/20		1,795	1,799,487
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		1,148	1,151,271
CHG Buyer Corp., Term Loan, 4.50%, 11/19/19		1,778	1,785,694
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		8,665	8,737,179
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		2,440	2,451,466
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16		3,832	3,849,962
Term Loan B2, 4.00%, 11/01/19		1,765	1,770,292

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (concluded)
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20	USD	1,042	$1,050,205
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		1,922	1,925,059
Genesis HealthCare Corp., Term Loan B, 10.00% – 10.75%, 9/25/17		1,242	1,276,469
HCA, Inc.:
Extended Term Loan B4, 3.00%, 5/01/18		1,136	1,134,443
Term Loan B5, 2.90%, 3/31/17		825	823,810
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		1,215	1,221,840
2nd Lien Term Loan, 8.75%, 1/17/22		315	319,464
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		1,008	1,006,016
Incremental Term Loan B3, 7.75%, 5/15/18		1,105	1,095,907
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/27/21		820	827,175
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/29/18		1,856	1,854,135
US Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		2,111	2,124,354
			39,072,553
Health Care Technology — 0.7%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		3,202	3,199,914
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		797	799,039
			3,998,953
Hotels, Restaurants & Leisure — 12.0%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		1,880	1,890,629
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,192	1,192,895
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		3,167	3,192,879
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		12,440	12,624,361
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		1,435	1,463,700
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/20		9,195	9,222,030
Intrawest ULC, Term Loan, 5.50%, 11/26/20		1,620	1,634,175
La Quinta Intermediate Holdings, Term Loan B, 4.00%, 2/19/21		11,860	11,883,720
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/20/20		2,500	2,497,400
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		1,475	1,487,287
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,364	2,359,489
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		1,012	1,010,453
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		2,264	2,265,753
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		1,776	1,782,208
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		509	509,203
Term Loan B, 4.25%, 2/19/19		1,396	1,396,193
Six Flags Theme Parks, Inc., Term Loan B, 3.50%, 12/20/18		1,146	1,151,449
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20		5,240	5,242,024
Travelport LLC/Travelport Holdings, Inc.:
2nd Lien Term Loan 1, 9.50%, 1/29/16		1,057	1,095,009
Refinancing Term Loan, 6.25%, 6/26/19		1,378	1,412,100
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		2,458	2,475,349
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19		1,643	1,639,789
			69,428,095

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Household Products — 1.1%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19	USD	2,769	$2,780,379
Prestige Brands, Inc., Term Loan, 3.75% – 5.00%, 1/31/19		1,359	1,363,451
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/07/17		1,021	1,022,326
Term Loan C, 3.50%, 9/04/19		1,473	1,471,039
			6,637,195
Independent Power Producers & Energy Traders — 1.7%
The AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		3,042	3,051,437
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		921	924,508
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		4,414	4,419,284
Star West Generation LLC, Term Loan B, 4.25%, 3/13/20		1,537	1,540,492
			9,935,721
Industrial Conglomerates — 0.8%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		4,547	4,474,933
Insurance — 3.3%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,822	1,831,856
Asurion LLC:
2nd Lien Term Loan, 8.50%, 2/19/21		1,350	1,392,187
Term Loan B1, 4.50%, 5/24/19		2,774	2,778,270
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		1,350	1,354,225
Term Loan B2, 3.75%, 9/20/18		2,267	2,261,333
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,836	1,806,715
2nd Lien Term Loan, 8.25%, 10/16/20		860	828,825
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		1,584	1,576,080
Hub International Ltd., Term Loan B, 4.75%, 10/02/20		1,925	1,941,212
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20		562	567,094
Sedgwick CMS Holdings, Inc.:
1st Lien Term Loan, 3.75%, 2/11/21		1,510	1,502,072
2nd Lien Term Loan, 6.75%, 12/12/18		1,155	1,165,926
			19,005,795
Internet Software & Services — 1.7%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/26/21		1,105	1,110,525
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		3,819	3,822,491
Open Text Corp., Term Loan B, 3.25%, 1/04/21		1,225	1,224,388
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,782	1,785,991
2nd Lien Term Loan, 9.25%, 9/11/20		693	700,195
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		1,228	1,241,515
			9,885,105
IT Services — 3.5%
Ceridian Corp., Term Loan B, 4.37% – 4.40%, 5/09/17		3,873	3,883,918
First Data Corp.:
2018 Term Loan, 4.16%, 9/24/18		1,050	1,051,753
Extended 2018 Term Loan B, 4.16%, 3/23/18		9,424	9,433,909
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		2,868	2,867,910
InfoGroup, Inc., Term Loan, 8.00%, 5/25/18		1,015	885,177
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		1,153	1,154,792
Term Loan E, 4.00%, 3/09/20		645	647,738
			19,925,197
Leisure Equipment & Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		884	897,505

Floating Rate Loan Interests (c)		Par (000)	Value
Life Sciences Tools & Services — 0.5%
Patheon, Inc.:
2nd Lien Term Loan, 6.25%, 1/09/21	USD	1,595	$1,590,024
Term Loan, 7.25%, 12/06/18		1,195	1,191,290
			2,781,314
Machinery — 4.4%
Allegion US Holding Co., Inc., Term Loan B, 3.00%, 9/30/20		915	913,472
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		573	579,886
Refinancing Term Loan, 4.25%, 12/10/18		1,117	1,120,897
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		1,191	1,193,188
Term Loan B3, 4.25%, 8/28/20		362	362,926
Gardner Denver, Inc.:
4.25%, 7/30/20		3,321	3,305,304
4.75%, 7/30/20	EUR	548	756,942
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20	USD	3,418	3,417,210
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		1,975	1,978,721
Mirror Bidco Corp., Term Loan, 4.25%, 12/27/19		2,440	2,451,527
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		904	916,022
Pacific Industrial Services US Finance Co. LLC:
1st Lien Term Loan, 5.00%, 10/02/18		2,204	2,232,031
2nd Lien Term Loan, 8.75%, 4/02/19		855	876,375
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,726	1,729,466
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,260	1,261,589
STS Operating, Inc., Term Loan, 4.75%, 2/19/21		690	691,725
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	153	212,173
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	1,271	1,276,028
			25,275,482
Marine — 0.4%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		2,275	2,299,628
Media — 13.0%
Acosta, Inc., Term Loan B, 4.25%, 3/02/18		195	195,683
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		2,576	2,580,316
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		1,125	1,128,746
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/20		2,494	2,505,171
CBS Outdoor Americas Capital LLC, Term Loan B, 3.00%, 1/31/21		750	748,005
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 4.75%, 7/03/14		781	735,656
Tranche 1 Incremental, 9.50%, 7/03/14		1,708	1,586,495
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		2,025	2,014,195
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		655	642,986
Term Loan C, 3.80%, 1/29/16		174	169,711
Term Loan D, 6.90%, 1/30/19		6,875	6,745,958
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		2,411	2,425,073
The E.W. Scripps Co., Term Loan B, 3.25%, 11/26/20		1,540	1,543,234
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		1,097	1,097,693
Fender Musical Instruments Corp., 2019 Term Loan B, 5.75%, 4/03/19		286	287,208
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		196	186,676
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		1,614	1,618,010
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		1,544	1,549,857

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	25

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19	USD	5,188	$5,221,966
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		645	653,063
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		499	499,373
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		1,845	1,860,000
Mediacom Communications Corp., Term Loan F, 2.63%, 1/31/18		1,120	1,113,000
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		571	584,286
Incremental Term Loan, 4.50%, 1/22/20		2,871	2,871,000
Nielsen Finance LLC, Term Loan E, 2.91%, 5/02/16		2,362	2,362,030
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20		2,353	2,288,463
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,709	1,714,015
SBA Senior Finance II LLC:
Incremental Delayed Draw Term Loan B, 3.25%, 3/31/21		1,093	1,089,091
Incremental Term Loan B, 3.25%, 3/24/21		1,093	1,089,255
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,881	1,867,161
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20		2,150	2,159,823
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		2,855	2,852,316
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		2,045	1,978,538
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,294	2,299,049
UPC Financing Partnership, Term Loan AG, 3.98%, 3/31/21	EUR	1,272	1,768,249
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/08/20	USD	3,415	3,411,346
Term Loan C, 4.50%, 6/05/20	GBP	2,840	4,782,214
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	2,231	2,241,505
Ziggo NV:
Term Loan B1, 3.50%, 1/15/22		1,025	1,020,535
Term Loan B2, 3.50%, 1/15/22		661	657,731
Term Loan B3, 2.75%, 1/15/22		1,087	1,081,734
			75,226,416
Metals & Mining — 3.3%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		1,624	1,631,067
2nd Lien Term Loan, 8.75%, 12/19/20		815	833,337
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		1,639	1,637,201
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		3,628	3,700,139
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/28/19		3,719	3,752,316
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,418	3,429,608
SunCoke Energy, Inc., Term Loan B, 4.00%, 7/26/18		576	576,346
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18		623	611,408
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		2,633	2,698,315
			18,869,737
Multiline Retail — 2.7%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		1,979	1,995,332
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		2,099	2,072,248
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,367	2,380,002
2nd Lien Term Loan, 8.50%, 3/26/20		870	892,568
HEMA Holding BV:
Extended 2nd Lien Term Loan, 5.97%, 1/05/18	EUR	1,400	1,739,179
Extended Term Loan B, 4.60%, 12/06/17		576	782,014
Extended Term Loan C, 4.60%, 12/06/17		528	716,166
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	1,882	1,909,142

Floating Rate Loan Interests (c)		Par (000)	Value
Multiline Retail (concluded)
The Neiman Marcus Group, Inc., Term Loan B, 5.00%, 10/26/20	USD	3,057	$3,091,427
			15,578,078
Oil, Gas & Consumable Fuels — 5.2%
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/18		845	833,077
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		4,285	4,378,370
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		2,597	2,643,288
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,920	1,918,560
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		1,367	1,369,396
2nd Lien Term Loan, 8.38%, 9/30/20		590	610,284
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20		1,435	1,463,700
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,246	1,264,780
Offshore Group Investment Ltd.:
5.00%, 10/25/17		2,959	2,970,493
5.75%, 3/28/19		749	757,719
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		2,418	2,432,212
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		1,560	1,593,150
Philadelphia Energy Solutions LLC, Term Loan B, 6.25%, 4/04/18		235	211,792
Power Buyer, LLC:
1st Lien Term Loan, 4.25%, 5/06/20		840	837,601
2nd Lien Term Loan, 8.25%, 11/06/20		470	465,300
Delayed Draw Term Loan, 4.25%, 5/06/20		46	45,774
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		1,025	1,031,406
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		1,188	1,185,912
Tesoro Corp., Term Loan B, 2.40%, 5/30/16		1,880	1,884,875
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		1,470	1,479,188
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		605	606,513
2nd Lien Term Loan, 8.50%, 1/15/22		140	141,663
			30,125,053
Pharmaceuticals — 4.4%
Akorn, Inc., Term Loan B, 4.50%, 8/27/20		1,790	1,801,187
Amneal Pharmaceuticals LLC, Term Loan, 5.75% – 7.00%, 11/01/19		1,232	1,238,072
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		921	921,565
Endo Health Solutions, Inc., Term Loan B, 3.75%, 11/05/20		1,580	1,576,714
Jazz Pharmaceuticals, Inc., Term Loan B, 3.50%, 6/12/18		425	425,608
Par Pharmaceutical Cos., Inc., Term Loan B, 4.00%, 9/30/19		5,356	5,360,314
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		4,056	4,071,443
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		2,647	2,649,280
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		2,666	2,672,916
Series D2 Term Loan B, 3.75%, 2/13/19		2,933	2,940,830
Series E Term Loan B, 3.75%, 8/05/20		1,663	1,671,880
			25,329,809
Professional Services — 1.7%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,241	3,244,945
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20		754	754,509
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,846	1,878,356

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Professional Services (concluded)
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20	USD	1,162	$1,169,350
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		2,605	2,610,685
			9,657,845
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		2,513	2,517,376
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		559	556,672
			3,074,048
Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		2,525	2,548,281
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		247	247,967
Extended Term Loan, 4.50%, 3/05/20		5,238	5,249,522
			8,045,770
Road & Rail — 0.4%
Genesee & Wyoming, Inc., Term Loan A, 1.90% – 1.91%, 9/29/17		1,079	1,079,430
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		1,004	1,009,015
			2,088,445
Semiconductors & Semiconductor Equipment — 0.8%
Freescale Semiconductor, Inc.:
Term Loan B4, 5.00%, 2/28/20		2,355	2,363,088
Term Loan B5, 5.00%, 1/15/21		713	721,236
NXP BV, Term Loan D, 3.25%, 1/11/20		1,426	1,424,999
			4,509,323
Software — 4.9%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		2,455	2,460,622
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20		611	610,134
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		1,065	1,036,969
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		780	788,775
Term Loan B, 4.25% – 5.50%, 11/01/19		1,804	1,815,730
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		4,107	4,098,720
IQOR US, Inc., Term Loan B, 6.00%, 2/19/21		920	901,600
Kronos Worldwide, Inc., 2020 Term Loan B, 4.75%, 2/12/20		510	513,509
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,787	1,817,896
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		1,380	1,383,450
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,630,672
RP Crown Parent LLC, 2013 Term Loan, 6.00%, 12/21/18		1,553	1,554,924
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/27/21		690	696,038
Sophia LP, Term Loan B, 4.50%, 7/19/18		2,641	2,657,774
SS&C Technologies, Inc.:
Term Loan B1, 3.25%, 6/07/19		2,762	2,770,375
Term Loan B2, 3.25%, 6/07/19		286	286,591
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/29/19		635	634,594
2nd Lien Term Loan, 8.50%, 5/29/20		902	908,530
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 12/24/20		730	731,825
Term Loan B, 4.50%, 6/25/20		801	806,982
			28,105,710
Specialty Retail — 4.7%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,685	2,698,728
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		594	597,544
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		3,672	3,690,566
Equinox Holdings, Inc., Repriced Term Loan B, 4.50% – 5.50%, 1/31/20		1,950	1,967,327

Floating Rate Loan Interests (c)		Par (000)	Value
Specialty Retail (concluded)
The Gymboree Corp., Initial Term Loan, 5.00%, 2/23/18	USD	161	$146,775
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		1,980	2,005,238
Jo-Ann Stores, Inc., Term Loan, 4.00%, 3/16/18		976	975,753
Leslies Poolmart, Inc., Term Loan, 4.25%, 10/16/19		2,390	2,399,256
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		2,264	2,269,267
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		3,306	3,307,345
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		3,387	3,397,452
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20		258	258,811
SRAM LLC, Term Loan B, 4.00% – 5.25%, 4/10/20		823	823,476
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,714	1,705,654
Toys ‘R’ Us-Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		789	660,479
Term Loan B3, 5.25%, 5/25/18		164	136,798
			27,040,469
Textiles, Apparel & Luxury Goods — 1.2%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		3,964	3,845,456
J. Crew Group, Inc., Term Loan B, 4.00%, 2/20/21		1,780	1,773,325
Phillips-Van Heusen Corp., Term Loan B, 3.25%, 2/13/20		1,123	1,123,794
			6,742,575
Thrifts & Mortgage Finance — 0.3%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		1,940	1,945,251
Trading Companies & Distributors — 0.1%
Fly Funding II Sarl, Term Loan B, 4.50%, 8/09/19		242	245,264
WESCO Distribution, Inc., Term Loan B, 3.75%, 12/12/19		550	551,151
			796,415
Wireless Telecommunication Services — 0.7%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19		1,621	1,621,640
Light Tower Fiber LLC, 1st Lien Term Loan, 4.00%, 4/13/20		2,677	2,671,545
			4,293,185
Total Floating Rate Loan Interests — 131.1%			757,160,748

Non-Agency Mortgage-Backed Securities — 0.2%
Commercial Mortgage-Backed Securities — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		1,336	1,373,113

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	830
Eaton Vance Senior Income Trust		13,945	98,173
Total Investment Companies — 0.0%			99,003

Other Interests (h)	Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A	USD	256	3
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	27

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Other Interests (h)	Beneficial Interest (000)		Value
Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests: (135-day lockup), (Acquired 11/18/13, cost $1,177,928) (a)(i)	USD	17	$311,621
(180-day lockup), (Acquired 11/18/13, cost $1,177,928) (a)(i)		17	311,622
			623,243
Household Durables — 0.4%
Stanley Martin, Class B Membership Units		1	2,032,500
Total Other Interests — 0.5%			2,655,746

Preferred Securities		Shares
Preferred Stocks — 0.0%
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)(j)		4,976	136,094
Trust Preferreds — 0.5%
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)		95,644	2,587,021
Total Preferred Securities—0.5%			2,723,115
Warrants (k)		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc., (Expires 3/31/15)		143,928	$119,460
Software — 0.0%
HMH Holdings/EduMedia (issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		2,406	8,510
Total Warrants — 0.0%			127,970
Total Long-Term Investments (Cost — $814,499,723) — 141.5%			816,913,342

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (l)(m)		4,239,004	4,239,004
Total Short-Term Securities (Cost — $4,239,004) — 0.7%			4,239,004

Options Purchased
(Cost — $43,022) — 0.0%			—
Total Investments (Cost — $818,781,749) — 142.2%			$821,152,346
Liabilities in Excess of Other Assets — (42.2)%			(243,791,198)
Net Assets — 100.0%			$577,361,148

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.
(d)	Zero-coupon bond. Rate shown epresents the current yield as of report date.
(e)	Convertible security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Restricted security as to resale. As of report date the Fund held 0.1% of its net assets, with a current value of $623,243 in this security.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)
Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in issuers considered to be an affiliate of the Fund during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	907,643	3,331,361	4,239,004	$439

(m)	Represents the current yield as of report date.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,633	USD	6,912	Deutsche Bank AG	4/22/14	$(27)
EUR	548,283	USD	747,076	Deutsche Bank AG	4/22/14	9,706
GBP	490,997	USD	805,149	Deutsche Bank AG	4/22/14	16,752
USD	3,130,317	CAD	3,435,000	Barclays Bank PLC	4/22/14	31,839
USD	574,141	EUR	425,000	BNP Paribas S.A.	4/22/14	(12,476)
USD	728,969	EUR	530,000	Goldman Sachs Bank USA	4/22/14	(2,577)
USD	724,424	EUR	530,000	JPMorgan Chase Bank N.A.	4/22/14	(7,123)
USD	4,971,754	EUR	3,656,462	Royal Bank of Scotland PLC	4/22/14	(75,174)
USD	9,112,268	GBP	5,550,000	JPMorgan Chase Bank N.A.	4/22/14	(178,108)
Total						$(217,188)

•	OTC options purchased as of February 28, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	44	—

•	OTC credit default swaps — sold protection outstanding as of February 28, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Depreciation
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	413	$(79,580)	$(73,641)	$(5,939)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	538	(123,311)	(121,598)	(1,713)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	149	(34,190)	(29,227)	(4,963)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	12/20/15	CCC-	USD	1,112	(254,556)	(192,793)	(61,763)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	12/20/15	CCC-	USD	339	(77,702)	(37,985)	(39,717)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	2,000	(531,934)	(347,486)	(184,448)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	362	(108,154)	(60,571)	(47,583)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	9/20/16	CCC-	USD	2,092	(693,781)	(399,346)	(294,435)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/16	CCC-	USD	302	(100,206)	(57,733)	(42,473)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	9/20/16	CCC-	USD	800	(265,344)	(156,273)	(109,071)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs International	3/20/17	CCC-	USD	389	(154,756)	(92,433)	(62,323)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	593	(247,930)	(151,923)	(96,007)

Total							$(2,671,444)	$(1,721,009)	$(950,435)
[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	29

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$18,231,625	$759,965	$18,991,590
Common Stocks	$1,748,608	3,563,749	869,588	6,181,945
Corporate Bonds	—	24,201,300	3,398,812	27,600,112
Floating Rate Loan Interests	—	698,273,817	58,886,931	757,160,748
Investment Companies	99,003	—	—	99,003
Non-Agency Mortgage-Backed Securities	—	1,373,113	—	1,373,113
Other Interests	—	623,243	2,032,503	2,655,746
Preferred Securities	2,723,115	—	—	2,723,115
Warrants	—	8,510	119,460	127,970
Short-Term Securities	4,239,004	—	—	4,239,004
Unfunded Loan Commitments	—	82	—	82
Total	$8,809,730	$746,275,439	$66,067,259	$821,152,428

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$58,297	—	$58,297
Liabilities:
Credit contracts	—	(950,435)	—	(950,435)
Foreign currency exchange contracts	—	(275,485)	—	(275,485)
Total	—	$(1,167,623)	—	$(1,167,623)
[1]	Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC derivatives	$1,560,000	—	—	$1,560,000
Foreign currency at value	724,871	—	—	724,871
Liabilities:
Bank overdraft	(89,151)	—	—	(89,151)
Bank borrowings payable	—	$(224,000,000)	—	(224,000,000)
Total	$2,195,720	$(224,000,000)	—	$(221,804,280)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2014.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2013	$1,119,143	$21,081,133	$4,187,534	$86,976,283	$2,150,980	$113,703	$115,628,776
Transfers into Level 3[1]	—	—	—	18,257,199	—	—	18,257,199
Transfers out of Level 3[2]	—	(15,468,197)	(929,040)	(43,938,814)	—	—	(60,336,051)
Other	—	—	—	—	—	—	—
Accrued discounts/premiums	—	3,548	38,185	95,812	—	—	137,545
Net realized gain (loss)	—	220,661	(1,353,448)	150,421	—	—	(982,366)
Net change in unrealized appreciation/depreciation[3,4]	(249,555)	(202,589)	1,456,879	212,819	3,571,107	5,757	4,794,418
Purchases	—	—	—	17,689,490	—	—	17,689,490
Sales	—	(4,874,591)	(1,298)	(20,556,279)	(3,689,584)	—	(29,121,752)
Closing Balance, as of February 28, 2014	$869,588	$759,965	$3,398,812	$58,886,931	$2,032,503	$119,460	$66,067,259
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014[4]	$(249,555)	$18,547	$102,132	$279,801	$525,000	$5,757	$681,682

[1]	As of August 31, 2013, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $18,257,199 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $60,336,051 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statements of Operations.
[4]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of February 28, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $57,941,248. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$869,585	Market Comparable Companies	Offshore Last 12 Months EBITDA Multiple[5]	6.50x
			Offshore Current Fiscal Year EBITDA Multiple[5]	6.88x
			Onshore EBITDA Multiple[5]	4.00x
			Onshore Current Fiscal Year EBITDA Multiple[5]	3.88x
			Last 12 Months EBITDA Multiple[5]	6.25x
			Illiquidity Discount[6]	17.50%
Corporate Bonds	3,398,812	Market Comparable Companies	Last 12 Months EBITDA Multiple[5]	6.25x
			Illiquidity Discount[6]	17.50%
Floating Rate Loan Interests	1,705,654	Market Comparable Yield Analysis	Yield[6]	8.13%
Other Interests	2,032,500	Discounted Cash Flow	Perpetuity Growth Rate[5]	3.50%
			Specific Risk Premium[6]	10.00%
			Weighted Cost of Capital[6]	17.80%
			Risk Free Rate[6]	3.40%
			Free Cash Flow[5]	$33.5 – 59.5[7]
Warrants	119,460	Market Comparable Companies	Last 12 Months EBITDA Multiple[5]	6.25x
Total	$8,126,011

[5]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[6]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[7]	Amount is stated in millions.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	31

Consolidated Schedule of Investments February 28, 2014 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value
Auto Components — 0.0%
Lear Corp.		807	$65,528
Construction & Engineering — 0.0%
USI United Subcontractors (a)		6,454	70,994
Diversified Financial Services — 0.2%
Kcad Holdings I Ltd. (a)		384,412,912	1,499,210
Hotels, Restaurants & Leisure — 0.2%
BLB Worldwide Holdings, Inc. (a)		51,947	1,296,078
Travelport Worldwide Ltd. (a)		256,191	439,880
			1,735,958
Paper & Forest Products — 0.2%
NewPage Holdings, Inc.		13,780	1,143,740
Software — 0.4%
HMH Holdings/EduMedia (a)		128,441	2,479,425
Total Common Stocks — 1.0%			6,994,855

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 5.7%
321 Henderson Receivables I LLC, Class A (b):
Series 2010-2A, 4.07%, 1/15/48	USD	1,263	1,351,703
Series 2010-3A, 3.82%, 12/15/48		3,628	3,839,300
ACAS CLO Ltd. (b)(c):
Series 2007-1A, Class A1S, 0.45%, 4/20/21		746	735,929
Series 2013-1A, Class D, 3.84%, 4/20/25		750	731,250
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.89%, 4/15/24 (b)(c)		1,750	1,708,828
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.42%, 5/10/32 (b)(c)		722	697,173
ALM Loan Funding (b)(c):
Series 2013-7R2A, Class B, 2.84%, 4/24/24		865	848,219
Series 2013-7RA, Class C, 3.69%, 4/24/24		2,410	2,330,325
Series 2013-7RA, Class D, 5.24%, 4/24/24		1,040	984,755
Atrium CDO Corp., Series 9A, Class D, 3.73%, 2/28/24 (b)(c)		1,100	1,065,763
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.59%, 10/22/25 (b)(c)		500	477,200
Capital One Multi-Asset Execution Trust, Series 4-3C, 6.63%, 4/19/17	GBP	2,650	4,477,134
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 4.24%, 2/14/25 (b)(c)	USD	250	250,723
CarMax Auto Owner Trust, Series 2012-3, Class D, 2.29%, 4/15/19		2,530	2,595,681
Cavalry CLO II, Series 2A, Class D, 4.24%, 1/17/24 (b)(c)		500	490,738
Central Park CLO Ltd., Series 2011-1A, Class D, 3.44%, 7/23/22 (b)(c)		500	492,346
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A2, 0.32%, 10/25/47 (c)		1,751	1,716,412
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (b)		2,763	2,604,165
ECP CLO Ltd., Series 2013-5A, Class C, 3.74%, 1/20/25 (b)(c)		1,500	1,443,713
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.24%, 4/20/23 (b)(c)		1,090	1,089,970
GSAA Trust, Series 2007-3, Class 1A2, 0.33%, 3/25/47 (c)		2,804	1,379,899
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.74%, 4/15/25 (b)(c)		1,000	954,203
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.80%, 10/23/25 (b)(c)		420	404,852
Neuberger Berman CLO XV, Series 2013-15A, Class C, 3.09%, 10/15/25 (b)(c)		1,000	978,830
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.59%, 7/17/25 (b)(c)		500	482,116

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (concluded)
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23 (b)(c)	USD	500	$501,416
Regatta Funding LP, Series 2013-2A, Class C, 4.24%, 1/15/25 (b)(c)		500	497,120
Santander Drive Auto Receivables Trust, Series 2011-S2A (b):
Class B, 2.06%, 6/15/17		199	199,373
Class C, 2.86%, 6/15/17		118	118,140
SLC Student Loan Trust, Series 2006-A, Class A4, 0.36%, 1/15/19 (c)		28	28,024
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,062,325
			38,537,625
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)		8,643	618,492
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)		8,875	590,748
			1,209,240
Total Asset-Backed Securities — 5.9%			39,746,865

Corporate Bonds
Aerospace & Defense — 0.3%
DigitalGlobe, Inc., 5.25%, 2/01/21 (d)		928	918,720
Huntington Ingalls Industries, Inc., 7.13%, 3/15/21 (d)		570	634,125
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (b)		339	359,088
			1,911,933
Airlines — 3.0%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (b)		651	664,020
American Airlines Pass-Through Trust, Series 2013-2 (b):
Class A, 4.95%, 7/15/24 (d)		3,749	4,011,063
Class B, 5.60%, 1/15/22		736	765,133
Class C, 6.00%, 1/15/17 (d)		2,600	2,697,500
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (d)		2,090	2,212,787
Continental Airlines, Inc., 6.75%, 9/15/15 (b)(d)		1,350	1,377,000
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		226	255,990
United Continental Holdings, Inc., 6.00%, 12/01/20 (d)		950	989,188
US Airways Pass-Through Trust, Class C (d):
Series 2011-1, 10.88%, 10/22/14		847	880,914
Series 2012-1, 9.13%, 10/01/15		2,115	2,241,907
Virgin Australia Trust, Series 2013-1 (b):
Class A, 5.00%, 10/23/23		800	848,000
Class B, 6.00%, 10/23/20		1,700	1,780,750
Class C, 7.13%, 10/23/18		1,240	1,283,400
			20,007,652
Auto Components — 1.6%
Affinia Group, Inc., 7.75%, 5/01/21 (d)		1,095	1,182,600
Autodis SA, 6.50%, 2/01/19	EUR	100	140,031
Brighthouse Group PLC, 7.88%, 5/15/18	GBP	100	176,113
Chrysler Group LLC/CG Co-Issuer, Inc. (b):
8.00%, 6/15/19 (d)	USD	1,087	1,195,700
8.25%, 6/15/21		1,165	1,319,362
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19 (b)(d)		2,058	2,099,160
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	554	1,052,941
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (b)	USD	445	485,050
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	110	160,412
Schaeffler Holding Finance BV (e):
6.88%, 8/15/18		375	552,551
6.88%, 8/15/18 (b)(d)	USD	1,085	1,155,525

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Servus Luxembourg Holdings SCA, 7.75%, 6/15/18	EUR	342	$508,497
Titan International, Inc., 6.88%, 10/01/20 (b)	USD	555	586,913
			10,614,855
Auto Parts — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20		260	263,900
Automobiles — 0.5%
Ford Motor Co., 4.25%, 11/15/16 (f)		434	782,285
General Motors Co., 3.50%, 10/02/18 (b)(d)		2,478	2,558,535
			3,340,820
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		82	94,915
Building Products — 1.2%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		415	426,413
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(d)		890	952,300
Building Materials Corp. of America (b)(d):
7.00%, 2/15/20		1,345	1,442,512
6.75%, 5/01/21		1,030	1,117,550
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)(d)		1,030	1,107,250
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (d)		530	567,100
Ply Gem Industries, Inc., 6.50%, 2/01/22 (b)		745	756,175
USG Corp., 9.75%, 1/15/18 (d)		1,390	1,678,425
			8,047,725
Capital Markets — 0.9%
American Capital Ltd., 6.50%, 9/15/18 (b)(d)		975	1,038,375
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(f)(g)		249	540,797
The Goldman Sachs Group, Inc., 3.30%, 5/03/15 (d)		3,285	3,382,206
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (b)(d)		1,079	1,141,229
			6,102,607
Chemicals — 1.4%
Ashland, Inc., 3.88%, 4/15/18 (d)		675	698,625
Chemtura Corp., 5.75%, 7/15/21		200	208,000
Huntsman International LLC:
8.63%, 3/15/21 (d)		655	740,150
5.13%, 4/15/21	EUR	135	190,999
INEOS Finance PLC, 7.50%, 5/01/20 (b)(d)	USD	445	489,500
INEOS Group Holdings SA:
6.13%, 8/15/18 (b)(d)		680	703,800
6.50%, 8/15/18	EUR	328	478,205
5.75%, 2/15/19		340	484,554
LSB Industries, Inc., 7.75%, 8/01/19 (b)	USD	301	322,823
Nufarm Australia Ltd., 6.38%, 10/15/19 (b)(d)		320	332,000
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (b)(d)		898	978,820
Rockwood Specialties Group, Inc., 4.63%, 10/15/20 (d)		3,175	3,294,063
US Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21		200	291,934
7.38%, 5/01/21 (b)		398	429,840
			9,643,313
Commercial Banks — 0.8%
CIT Group, Inc. (d):
5.00%, 5/15/17		890	954,525
5.50%, 2/15/19 (b)		1,370	1,489,875
HSBC Holdings PLC, 6.25%, 3/19/18	EUR	1,000	1,612,136
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,579,167
			5,635,703
Commercial Services & Supplies — 1.5%
AA Bond Co., Ltd., 9.50%, 7/31/43	GBP	306	574,876
ACCO Brands Corp., 6.75%, 4/30/20	USD	100	103,000
ADS Waste Holdings, Inc., 8.25%, 10/01/20		292	316,820

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
ARAMARK Corp., 5.75%, 3/15/20 (b)(d)	USD	712	$751,160
Aviation Capital Group Corp., 4.63%, 1/31/18 (b)(d)		1,000	1,041,921
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (e)	EUR	100	143,634
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)(d)	USD	617	643,223
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18		306	311,355
Covanta Holding Corp., 6.38%, 10/01/22		100	105,750
Interactive Data Corp., 10.25%, 8/01/18 (d)		2,210	2,397,850
Mobile Mini, Inc., 7.88%, 12/01/20 (d)		915	1,022,512
United Rentals North America, Inc. (d):
5.75%, 7/15/18		494	529,815
7.63%, 4/15/22		1,518	1,724,827
Verisure Holding AB:
8.75%, 9/01/18	EUR	199	299,401
8.75%, 12/01/18		111	166,236
West Corp., 8.63%, 10/01/18	USD	165	177,788
			10,310,168
Communications Equipment — 2.1%
ADC Telecommunications, Inc., 3.50%, 7/15/15		6,670	6,753,375
Alcatel-Lucent USA, Inc. (b)(d):
4.63%, 7/01/17		800	825,000
6.75%, 11/15/20		1,560	1,661,400
Avaya, Inc., 7.00%, 4/01/19 (b)		437	433,723
CommScope Holding Co., Inc., 6.63% (10.50% Cash or 11.25% PIK), 6/01/20 (b)(d)(e)		605	639,787
Zayo Group LLC/Zayo Capital, Inc. (d):
8.13%, 1/01/20		1,800	1,984,500
10.13%, 7/01/20		1,460	1,693,600
			13,991,385
Construction & Engineering — 0.2%
Astaldi SpA, 7.13%, 12/01/20	EUR	365	536,598
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)	USD	165	174,281
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		258	274,125
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	314,400
			1,299,404
Construction Materials — 1.3%
Buzzi Unicem SpA, 6.25%, 9/28/18	EUR	154	242,591
HD Supply, Inc. (d):
8.13%, 4/15/19	USD	4,285	4,820,625
11.00%, 4/15/20		770	941,325
7.50%, 7/15/20		2,696	2,952,120
			8,956,661
Consumer Finance — 0.7%
Ford Motor Credit Co. LLC (d):
3.88%, 1/15/15		2,475	2,543,354
7.00%, 4/15/15		400	427,339
Hyundai Capital America, 3.75%, 4/06/16 (b)(d)		1,285	1,349,701
IVS F. SpA, 7.13%, 4/01/20	EUR	235	345,455
Springleaf Finance Corp.:
7.75%, 10/01/21	USD	52	57,590
8.25%, 10/01/23		94	105,045
			4,828,484
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.38%, 10/15/17	EUR	100	147,175
Berry Plastics Corp., 9.75%, 1/15/21	USD	290	336,400
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (b)(d)		1,560	1,622,400
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21 (d)		144	157,680
OI European Group BV, 4.88%, 3/31/21	EUR	311	457,176
			2,720,831

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	33

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (d)	USD	874	$937,365
Diversified Consumer Services — 0.5%
APX Group, Inc. (d):
6.38%, 12/01/19		491	506,344
8.75%, 12/01/20		1,112	1,159,260
Garda World Security Corp., 7.25%, 11/15/21 (b)		275	291,500
Laureate Education, Inc., 9.25%, 9/01/19 (b)		1,020	1,091,400
			3,048,504
Diversified Financial Services — 2.8%
Aircastle Ltd., 6.25%, 12/01/19 (d)		367	400,030
Ally Financial, Inc. (d):
8.30%, 2/12/15		2,460	2,619,900
8.00%, 11/01/31		2,766	3,471,570
CE Energy AS, 7.00%, 2/01/21	EUR	150	213,772
Co-Operative Group Holdings, 5.63%, 7/08/20 (h)	GBP	190	334,076
DPL, Inc.:
6.50%, 10/15/16	USD	70	75,425
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	700	1,255,669
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(d)	USD	585	618,638
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (b)		567	578,340
Leucadia National Corp., 8.13%, 9/15/15 (d)		1,870	2,057,000
Macquarie Bank Ltd./London, 10.25%, 6/20/57 (c)		1,450	1,645,750
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19 (d)		1,294	1,376,492
9.00%, 4/15/19		180	193,500
9.88%, 8/15/19 (d)		535	603,213
5.75%, 10/15/20 (d)		800	836,000
6.88%, 2/15/21 (d)		820	891,750
WMG Acquisition Corp.:
11.50%, 10/01/18		753	856,537
6.00%, 1/15/21 (b)(d)		841	878,845
			18,906,507
Diversified Telecommunication Services — 3.7%
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (d)		906	946,770
Level 3 Communications, Inc., 8.88%, 6/01/19 (d)		735	810,338
Level 3 Financing, Inc.:
3.85%, 1/15/18 (b)(c)		411	417,165
8.13%, 7/01/19 (d)		3,083	3,391,300
7.00%, 6/01/20		495	539,550
6.13%, 1/15/21 (b)(d)		1,682	1,778,715
Telecom Italia SpA:
6.13%, 11/15/16 (f)	EUR	300	470,903
6.38%, 6/24/19	GBP	200	360,162
4.88%, 9/25/20	EUR	220	320,067
4.50%, 1/25/21		270	384,677
5.88%, 5/19/23	GBP	450	763,603
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	271	409,597
6.75%, 8/15/24		397	602,733
Verizon Communications, Inc., 3.65%, 9/14/18 (d)	USD	13,000	13,852,891
Windstream Corp., 7.75%, 10/15/20		46	49,450
			25,097,921
Electric Utilities — 0.2%
Homer City Generation LP (e):
8.14% (8.14% Cash or 8.64% PIK), 10/01/19		345	363,975
8.73% (8.73% Cash or 9.23% PIK), 10/01/26		495	519,750
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (d)		538	566,133
			1,449,858
Electrical Equipment — 0.2%
Belden, Inc., 5.50%, 4/15/23	EUR	140	195,561
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20		106	165,318
Techem GmbH, 6.13%, 10/01/19		300	450,406

Corporate Bonds		Par (000)	Value
Electrical Equipment (concluded)
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	410	$589,975
Trionista TopCo GmbH, 6.88%, 4/30/21		100	149,762
			1,551,022
Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)(d)	USD	503	525,635
CGG SA, 7.75%, 5/15/17 (d)		330	337,425
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (d)		185	190,550
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20 (d)		375	390,000
MEG Energy Corp. (b)(d):
6.50%, 3/15/21		358	377,690
7.00%, 3/31/24		864	907,200
Oil States International, Inc. (d):
6.50%, 6/01/19		1,614	1,706,805
5.13%, 1/15/23		908	1,020,365
Peabody Energy Corp. (d):
6.00%, 11/15/18		1,004	1,086,830
6.25%, 11/15/21		991	1,023,207
Rain CII Carbon LLC/CII Carbon Corp., 8.25%, 1/15/21 (b)(d)		535	551,050
Seadrill Ltd., 5.63%, 9/15/17 (b)		1,806	1,882,755
Transocean, Inc., 6.00%, 3/15/18 (d)		230	259,047
			10,258,559
Food & Staples Retailing — 0.8%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	312	559,032
8.75%, 6/15/20		200	367,899
Brakes Capital, 7.13%, 12/15/18		1,655	2,743,668
R&R Ice Cream PLC, 9.25%, 5/15/18 (e)	EUR	314	444,250
Rite Aid Corp., 9.25%, 3/15/20 (d)	USD	1,095	1,259,250
			5,374,099
Food Products — 0.3%
Findus Bondco SA:
9.13%, 7/01/18	EUR	187	282,637
9.50%, 7/01/18	GBP	100	183,154
Post Holdings, Inc., 6.75%, 12/01/21 (b)	USD	252	269,955
Smithfield Foods, Inc.:
5.25%, 8/01/18 (b)		207	217,091
5.88%, 8/01/21 (b)		193	198,790
6.63%, 8/15/22 (d)		783	845,640
Univeg Holding BV, 7.88%, 11/15/20	EUR	135	186,296
			2,183,563
Gas Utilities — 0.2%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 7.88%, 10/15/18 (d)	USD	1,515	1,624,838
Health Care Equipment & Supplies — 1.1%
Biomet, Inc. (d):
6.50%, 8/01/20		1,720	1,855,450
6.50%, 10/01/20		418	445,693
CareFusion Corp., 5.13%, 8/01/14 (d)		3,000	3,055,440
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18 (d)		413	452,235
IDH Finance PLC, 6.00%, 12/01/18	GBP	113	194,901
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19	USD	328	377,200
Teleflex, Inc., 6.88%, 6/01/19 (d)		675	717,187
			7,098,106
Health Care Providers & Services — 1.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19 (d)		995	1,074,600
6.00%, 10/15/21		232	241,860
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18 (d)		490	518,788
5.13%, 8/01/21 (b)		192	198,720
6.88%, 2/01/22 (b)		739	786,111

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Crown Newco 3 PLC, 7.00%, 2/15/18	GBP	335	$591,828
HCA, Inc. (d):
7.88%, 2/15/20	USD	1,896	2,028,720
7.25%, 9/15/20		711	773,213
Hologic, Inc., 6.25%, 8/01/20 (d)		1,289	1,369,562
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (b)		240	251,100
Tenet Healthcare Corp.:
6.25%, 11/01/18 (d)		1,134	1,255,905
8.00%, 8/01/20 (d)		775	850,563
6.00%, 10/01/20 (b)		461	495,575
8.13%, 4/01/22 (d)		898	1,005,760
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	619,730
			12,062,035
Health Care Technology — 0.7%
IMS Health, Inc., 12.50%, 3/01/18 (b)(d)	USD	4,300	4,945,000
Hotels, Restaurants & Leisure — 4.5%
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	540	777,040
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (f)	GBP	100	188,220
Enterprise Inns PLC, 6.50%, 12/06/18		926	1,624,289
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	290	430,309
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (b)	USD	357	370,388
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (b)(i)		980	1,009,400
Intralot Finance Luxembourg SA, 9.75%, 8/15/18	EUR	480	752,120
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	70	76,038
5.88%, 3/15/21		294	303,555
MCE Finance Ltd., 5.00%, 2/15/21 (b)(d)		941	938,647
PNK Finance Corp., 6.38%, 8/01/21 (b)(d)		268	280,060
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	145,277
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)(d)	USD	576	583,200
Snai SpA, 7.63%, 6/15/18	EUR	205	296,402
Spirit Issuer PLC (c):
Series A1, 1.08%, 12/28/28	GBP	655	924,080
Series A2, 3.23%, 12/28/31		1,800	2,742,915
Series A5, 5.47%, 12/28/34		4,500	7,121,028
Series A6, 2.33%, 12/28/36		2,670	4,202,788
Station Casinos LLC, 7.50%, 3/01/21 (d)	USD	2,245	2,407,762
Travelport LLC/Travelport Holdings, Inc., 11.88%, 9/01/16 (b)		78	78,792
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(j)		375	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,364	2,400,557
Series A4, 5.66%, 6/30/27		811	1,365,385
Vougeot Bidco PLC, 7.88%, 7/15/20		218	396,556
Wynn Macau Ltd., 5.25%, 10/15/21 (b)(d)	USD	428	439,770
			29,854,578
Household Durables — 1.4%
Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18	EUR	530	799,228
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (b)(d)	USD	510	508,725
Beazer Homes USA, Inc., 6.63%, 4/15/18 (d)		910	982,800
Berkline/Benchcraft LLC, 11/03/14 (a)(j)		200	—
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)(d)		925	982,812
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		259	266,123
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)(d)		2,130	2,332,350
KB Home, 7.25%, 6/15/18 (d)		880	992,200
Libbey Glass, Inc., 6.88%, 5/15/20 (d)		226	244,645

Corporate Bonds		Par (000)	Value
Household Durables (concluded)
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	248	$390,239
Standard Pacific Corp., 8.38%, 1/15/21 (d)	USD	1,000	1,192,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		597	591,030
			9,282,652
Household Products — 0.2%
Ontex IV SA, 9.00%, 4/15/19	EUR	353	526,226
Spectrum Brands, Inc.:
6.38%, 11/15/20	USD	250	272,500
6.63%, 11/15/22		285	310,650
			1,109,376
Independent Power Producers & Energy Traders — 1.6%
The AES Corp., 7.75%, 10/15/15 (d)		972	1,069,200
Calpine Corp. (b):
7.50%, 2/15/21		147	162,067
6.00%, 1/15/22		143	151,580
5.88%, 1/15/24		438	448,950
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17 (b)		625	641,406
10.00%, 12/01/20		390	405,600
10.25%, 12/01/20 (b)		2,105	2,189,200
12.25%, 3/01/22 (b)		3,408	3,953,280
NRG Energy, Inc., 7.63%, 1/15/18 (d)		913	1,031,690
NRG REMA LLC:
Series B, 9.24%, 7/02/17		85	84,505
Series C, 9.68%, 7/02/26 (d)		899	872,030
			11,009,508
Insurance — 3.0%
Allied World Assurance Co., Ltd., 7.50%, 8/01/16 (d)		3,000	3,427,086
The Allstate Corp., 6.13%, 5/15/67 (c)(d)		3,000	3,138,750
CNO Financial Group, Inc., 6.38%, 10/01/20 (b)(d)		304	323,760
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)(d)		750	850,466
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	100	172,479
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (b)	USD	255	268,388
ING US, Inc., 5.65%, 5/15/53 (c)		3,500	3,430,000
Liberty Mutual Group, Inc. (b):
7.00%, 3/07/67 (c)(d)		1,575	1,641,937
7.80%, 3/07/87		1,500	1,627,500
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		595	635,163
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (c)	EUR	400	651,926
Prudential Financial, Inc., 5.63%, 6/15/43 (c)(d)	USD	3,250	3,355,625
TMF Group Holding BV, 9.88%, 12/01/19 (c)	EUR	310	474,961
			19,998,041
Internet Software & Services — 0.2%
Cerved Group SpA:
6.38%, 1/15/20		100	147,692
8.00%, 1/15/21		100	149,172
Equinix, Inc., 4.88%, 4/01/20	USD	139	141,259
IAC/InterActiveCorp, 4.88%, 11/30/18 (b)(d)		695	724,537
			1,162,660
IT Services — 2.1%
Ceridian Corp., 8.88%, 7/15/19 (b)(d)		1,395	1,593,788
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(d)		1,004	1,148,325
Epicor Software Corp., 8.63%, 5/01/19 (d)		1,260	1,376,550
First Data Corp. (b)(d):
7.38%, 6/15/19		1,775	1,923,656
6.75%, 11/01/20		1,250	1,350,000
11.75%, 8/15/21		582	622,740
SunGard Data Systems, Inc., 6.63%, 11/01/19 (d)		1,040	1,111,500
The Western Union Co., 2.88%, 12/10/17 (d)		4,000	4,115,096
WEX, Inc., 4.75%, 2/01/23 (b)(d)		550	517,000
			13,758,655

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	35

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Machinery — 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 2/01/19 (b)	USD	167	$173,680
Media — 4.2%
Adria Bidco BV, 7.88%, 11/15/20	EUR	140	200,972
Altice Financing SA, 6.50%, 1/15/22 (b)(d)	USD	850	886,125
AMC Networks, Inc., 7.75%, 7/15/21 (d)		865	981,775
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (b):
5.25%, 2/15/22		105	107,625
5.63%, 2/15/24		85	87,763
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)(j)		509	488,640
Checkout Holding Corp., 0.00%, 11/15/15 (b)(g)		467	394,615
Clear Channel Communications, Inc., 9.00%, 3/01/21 (d)		1,311	1,373,272
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		677	732,852
6.50%, 11/15/22 (d)		965	1,020,487
6.50%, 11/15/22		213	226,845
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16 (d)		3,000	3,122,721
DISH DBS Corp. (d):
7.13%, 2/01/16		200	220,000
4.25%, 4/01/18		1,330	1,383,200
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (b)		305	327,113
Gannett Co., Inc. (b):
5.13%, 10/15/19		197	206,850
5.13%, 7/15/20		218	224,540
6.38%, 10/15/23		304	320,720
Gray Television, Inc., 7.50%, 10/01/20 (d)		428	466,520
Intelsat Jackson Holdings SA:
7.25%, 10/15/20 (d)		1,660	1,805,250
5.50%, 8/01/23 (b)		515	509,206
Intelsat Luxembourg SA, 6.75%, 6/01/18 (b)		800	852,000
Lamar Media Corp., 5.38%, 1/15/24 (b)		240	247,800
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		185	203,038
The McClatchy Co., 9.00%, 12/15/22		330	377,438
MDC Partners, Inc., 6.75%, 4/01/20 (b)		493	526,277
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)		245	254,800
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		345	359,663
Play Finance 2 SA, 5.25%, 2/01/19	EUR	220	313,156
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)	USD	580	609,000
Sirius XM Holdings, Inc. (b):
5.75%, 8/01/21		424	440,960
4.63%, 5/15/23		311	292,340
Sterling Entertainment Corp., 9.75%, 12/15/19 (b)		1,175	1,198,500
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (b)(d)		789	873,817
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19		1,440	1,566,000
5.63%, 4/15/23	EUR	104	154,332
Univision Communications, Inc., 6.75%, 9/15/22 (b)(d)	USD	286	317,460
Virgin Media Secured Finance PLC:
6.50%, 1/15/18 (d)		1,000	1,036,250
6.00%, 4/15/21	GBP	1,274	2,245,380
VTR Finance BV, 6.88%, 1/15/24 (b)	USD	512	524,267
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	513	753,270
Ziggo Finance BV, 6.13%, 11/15/17		100	142,258
			28,375,097
Metals & Mining — 1.7%
APERAM (b):
7.38%, 4/01/16	USD	150	155,250
7.75%, 4/01/18		308	324,940

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
ArcelorMittal:
9.50%, 2/15/15 (d)	USD	1,219	$1,307,377
4.25%, 8/05/15 (d)		738	761,062
5.00%, 2/25/17		343	366,581
6.13%, 6/01/18 (d)		498	547,800
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	495	708,016
Global Brass & Copper, Inc., 9.50%, 6/01/19 (d)	USD	695	802,725
Kaiser Aluminum Corp., 8.25%, 6/01/20 (d)		510	577,575
Novelis, Inc., 8.75%, 12/15/20 (d)		2,375	2,671,875
Perstorp Holding AB, 8.75%, 5/15/17 (b)		290	311,388
Steel Dynamics, Inc., 6.38%, 8/15/22 (d)		555	609,113
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	400	554,881
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(d)	USD	1,301	1,405,080
			11,103,663
Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (b)(d)		557	570,925
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (b)(d)		856	918,060
			1,488,985
Oil, Gas & Consumable Fuels — 3.8%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		455	464,100
Alpha Natural Resources, Inc., 6.25%, 6/01/21		209	176,605
Antero Resources Finance Corp., 5.38%, 11/01/21 (b)(d)		774	791,415
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (b)		254	269,240
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		95	102,125
Chaparral Energy, Inc., 7.63%, 11/15/22		305	330,925
Concho Resources, Inc., 6.50%, 1/15/22 (d)		221	241,719
CONSOL Energy, Inc., 8.25%, 4/01/20 (d)		1,890	2,055,375
El Paso LLC, 7.80%, 8/01/31		116	122,993
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19 (d)		630	679,612
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (b)(d)		1,285	1,416,712
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)		457	459,382
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (d)		1,470	1,635,375
Laredo Petroleum, Inc.:
9.50%, 2/15/19 (d)		630	697,725
7.38%, 5/01/22		515	571,650
Lightstream Resources Ltd., 8.63%, 2/01/20 (b)		379	387,528
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20 (d)		903	984,270
7.75%, 2/01/21		215	232,738
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		344	362,920
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	408,500
6.50%, 11/01/21		410	442,800
6.88%, 3/15/22 (b)		479	519,715
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		202	221,695
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		351	392,243
Petrobras Global Finance BV, 3.00%, 1/15/19 (d)		768	732,663
Range Resources Corp.:
6.75%, 8/01/20 (d)		815	886,312
5.75%, 6/01/21		161	173,075
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (b)		143	153,725
Rosetta Resources, Inc., 5.63%, 5/01/21		379	390,370
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23 (b)(d)		754	740,805
Sabine Pass LNG LP, 7.50%, 11/30/16 (d)		3,110	3,452,100

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
SandRidge Energy, Inc.:
8.75%, 1/15/20	USD	94	$101,755
7.50%, 2/15/23 (d)		1,096	1,156,280
SM Energy Co.:
6.63%, 2/15/19		60	64,350
6.50%, 11/15/21 (d)		605	656,425
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (b)		636	674,160
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (d)		176	183,920
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		425	445,187
Whiting Petroleum Corp., 5.00%, 3/15/19 (d)		1,426	1,507,995
			25,286,484
Paper & Forest Products — 0.2%
Ainsworth Lumber Co., Ltd., 7.50%, 12/15/17 (b)(d)		728	780,780
NewPage Corp., 11.38%, 12/31/14 (a)(j)		3,177	—
Sappi Papier Holding GmbH, 8.38%, 6/15/19 (b)(d)		305	338,550
			1,119,330
Pharmaceuticals — 1.0%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (b)(e)		156	161,850
Endo Finance LLC, 5.75%, 1/15/22 (b)		517	533,803
Forest Laboratories, Inc., 4.38%, 2/01/19 (b)		585	625,950
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (b)		140	149,800
Valeant Pharmaceuticals International (b):
6.88%, 12/01/18 (d)		1,210	1,287,137
7.50%, 7/15/21		335	381,900
Valeant Pharmaceuticals International, Inc. (b):
6.75%, 8/15/18 (d)		2,214	2,440,935
6.38%, 10/15/20 (d)		613	669,702
5.63%, 12/01/21		520	551,850
			6,802,927
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (d)		540	611,550
Real Estate Investment Trusts (REITs) — 0.5%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.75%, 2/15/18 (b)(d)		634	684,720
Felcor Lodging LP, 6.75%, 6/01/19 (d)		820	881,500
iStar Financial, Inc., 4.88%, 7/01/18		449	453,490
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (d)		1,300	1,399,120
			3,418,830
Real Estate Management & Development — 1.1%
Realogy Corp. (b):
7.88%, 2/15/19 (d)		1,833	1,988,805
7.63%, 1/15/20 (d)		1,081	1,213,422
9.00%, 1/15/20		301	346,150
The Realogy Group LLC/Sunshine Group Florida Ltd., 3.38%, 5/01/16 (b)(d)		756	763,560
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		220	224,400
RPG Byty Sro, 6.75%, 5/01/20	EUR	220	315,813
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (d)	USD	2,110	2,326,275
			7,178,425
Road & Rail — 0.9%
Asciano Finance, Ltd., 3.13%, 9/23/15 (b)(d)		3,400	3,494,612
The Hertz Corp.:
7.50%, 10/15/18 (d)		540	577,125
6.75%, 4/15/19		405	433,856
5.88%, 10/15/20		435	461,100
7.38%, 1/15/21 (d)		675	742,500
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		319	322,190
			6,031,383

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.3%
GCS Holdco Finance I SA, 6.50%, 11/15/18	EUR	100	$147,002
NXP BV/NXP Funding LLC (b)(d):
3.75%, 6/01/18	USD	950	960,687
5.75%, 2/15/21		560	596,400
			1,704,089
Software — 0.7%
Activision Blizzard, Inc. (b):
5.63%, 9/15/21 (d)		467	502,025
6.13%, 9/15/23		163	176,855
Healthcare Technology Intermediate, Inc., 7.38% (7.38% Cash or 8.13% PIK), 9/01/18 (b)(e)		298	308,430
Infor US, Inc., 9.38%, 4/01/19 (d)		2,000	2,260,000
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(d)		1,715	1,719,287
			4,966,597
Specialty Retail — 0.6%
Claire’s Stores, Inc. (b):
9.00%, 3/15/19 (d)		1,034	1,088,285
7.75%, 6/01/20		219	183,413
Magnolia BC SA, 9.00%, 8/01/20	EUR	274	400,894
Michaels Stores, Inc., 7.75%, 11/01/18	USD	317	339,982
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00% (8.00% Cash or 8.75% PIK), 6/15/18 (b)(e)		218	222,905
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	181,270
Party City Holdings, Inc., 8.88%, 8/01/20 (d)	USD	374	417,010
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75% (8.75% Cash or 9.50% PIK), 8/15/19 (b)(e)		252	260,190
QVC, Inc., 7.50%, 10/01/19 (b)(d)		410	438,625
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23 (d)		508	515,620
			4,048,194
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22 (d)		380	416,100
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (b)(d)		645	661,125
The William Carter Co., 5.25%, 8/15/21 (b)		346	354,650
			1,431,875
Trading Companies & Distributors — 0.2%
Ashtead Capital, Inc., 6.50%, 7/15/22 (b)(d)		1,054	1,143,590
Transportation Infrastructure — 1.8%
Aguila 3 SA, 7.88%, 1/31/18 (b)		848	901,000
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (b)(d)		917	929,293
Penske Truck Leasing Co. LP/PTL Finance Corp. (b)(d):
3.13%, 5/11/15		3,372	3,465,934
3.38%, 3/15/18		6,155	6,470,758
			11,766,985
Wireless Telecommunication Services — 2.5%
Crown Castle Towers LLC, 4.52%, 1/15/35 (b)(d)		3,000	3,081,309
Digicel Ltd., 6.00%, 4/15/21 (b)(d)		2,073	2,083,365
The Geo Group, Inc., 5.88%, 1/15/22		340	346,800
Phones4u Finance PLC, 9.50%, 4/01/18	GBP	103	181,127
Sprint Communications, Inc. (b)(d):
9.00%, 11/15/18	USD	2,020	2,474,500
7.00%, 3/01/20		1,361	1,571,955
Sprint Corp. (b):
7.88%, 9/15/23 (d)		2,325	2,574,937
7.13%, 6/15/24		405	425,250
T-Mobile USA, Inc.:
6.63%, 4/28/21 (d)		1,380	1,493,850
6.13%, 1/15/22		215	227,094
6.73%, 4/28/22 (d)		1,455	1,571,400
6.50%, 1/15/24		395	418,700
Wind Acquisition Finance SA, 6.50%, 4/30/20 (b)		311	342,878
			16,793,165
Total Corporate Bonds — 62.8%			421,928,052

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	37

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Aerospace & Defense — 0.7%
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20	USD	1,290	$1,288,637
Transdigm, Inc., Term Loan C, 3.75%, 2/28/20		653	655,850
TransUnion LLC, Term Loan, 4.25%, 2/10/19		2,571	2,577,617
			4,522,104
Airlines — 0.3%
Northwest Airlines, Inc., Term Loan:
2.24%, 3/10/17		527	508,126
1.62%, 9/10/18		690	652,050
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		665	665,206
			1,825,382
Auto Components — 2.3%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		905	906,202
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/28/17		964	965,091
2nd Lien Term Loan, 10.50%, 1/29/18		1,500	1,430,625
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		860	867,525
Federal-Mogul Corp.:
Term Loan B, 2.10%, 12/29/14		3,883	3,851,304
Term Loan C, 2.10%, 12/28/15		3,169	3,143,037
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		2,985	3,012,611
Schaeffler AG, Term Loan C, 4.25%, 1/27/17		45	45,295
Transtar Holding Co., 1st Lien Term Loan, 5.50%, 10/09/18		1,269	1,246,731
			15,468,421
Automobiles — 0.1%
Chrysler Group LLC, 2018 Term Loan B, 3.25%, 12/31/18		345	343,213
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan, 3/01/2011 (a)(j)		1,000	100
Building Products — 0.7%
Continental Building Products LLC, 1st Lien Term Loan, 4.75%, 8/14/20		913	912,329
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,377	1,377,417
Ply Gem Industries, Inc., Term Loan, 4.00%, 1/16/21		125	125,209
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		549	549,766
United Subcontractors, Inc., Term Loan, 4.25%, 6/30/15		172	167,251
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		770	768,075
Term Loan B, 4.00%, 10/31/19		812	810,786
			4,710,833
Capital Markets — 0.1%
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		581	581,401
KCG Holdings, Inc., Term Loan B, 5.75%, 12/05/17		198	198,579
			779,980
Chemicals — 1.7%
Allnex USA, Inc.:
Term Loan B1, 4.50%, 10/03/19		321	322,338
Term Loan B2, 4.50%, 10/03/19		167	167,246
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, 2/01/20		2,094	2,101,651
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/28/20		46	45,593
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		247	248,858
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		660	661,650
2nd Lien Term Loan, 8.25%, 5/30/20		560	564,200
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		773	775,422
INEOS Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		665	663,151

Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals (concluded)
MacDermid, Inc., 1st Lien Term Loan, 4.00%, 6/08/20	USD	667	$669,317
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,264	1,255,565
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		705	718,437
Term Loan B2, 4.25%, 1/15/20		678	682,539
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		789	799,350
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		662	663,329
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20		938	940,414
			11,279,060
Commercial Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		420	422,449
2nd Lien Term Loan, 8.25%, 6/03/21		355	362,100
			784,549
Commercial Services & Supplies — 1.6%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		1,475	1,473,260
AWAS Finance Luxembourg 2012 SA, Term Loan, 3.50%, 7/16/18		1,239	1,241,996
AWAS Finance Luxembourg Sarl, Term Loan B, 3.50%, 6/10/16		584	585,258
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,570	1,575,410
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		370	374,625
KAR Auction Services, Inc., Term Loan B, 3.75%, 5/19/17		967	966,991
Livingston International, Inc.:
1st Lien Term Loan, 5.00%, 4/16/19		776	778,040
2nd Lien Term Loan, 9.00%, 4/20/20		352	358,898
Protection One, Inc., Term Loan, 4.25%, 3/21/19		572	570,293
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,787	1,788,346
West Corp., Term Loan B10, 3.25%, 6/30/18		982	976,403
			10,689,520
Communications Equipment — 1.6%
Alcatel-Lucent USA, Inc., Term Loan C, 4.50%, 1/30/19		4,257	4,292,548
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		330	332,062
2nd Lien Term Loan, 7.50%, 1/24/22		265	270,499
Avaya, Inc., Extended Term Loan B3, 4.73%, 10/26/17		765	744,241
CommScope, Inc.:
Term Loan B3, 2.65% – 2.73%, 1/21/17		436	435,590
Term Loan B4, 3.25%, 1/26/18		655	655,428
Telesat Canada, Term Loan A, 4.28%, 3/24/17	CAD	1,743	1,574,325
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	2,295	2,299,721
			10,604,414
Construction & Engineering — 0.4%
Centaur Acquisition LLC:
1st Lien Term Loan, 5.25%, 2/20/19		1,277	1,279,089
2nd Lien Term Loan, 8.75%, 2/15/20		710	724,200
USIC Holdings, Inc., 1st Lien Term Loan, 4.00%, 7/10/20		473	471,836
			2,475,125
Construction Materials — 0.5%
Filtration Group Corp.:
1st Lien Term Loan, 4.50%, 11/21/20		505	509,000
2nd Lien Term Loan, 8.25%, 11/21/21		605	617,856
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,878	1,883,427
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		379	382,935
			3,393,218
See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Consumer Finance — 0.2%
Springleaf Financial Funding Co., Term Loan B2, 4.75%, 9/25/19	USD	1,220	$1,234,030
Containers & Packaging — 0.2%
Ardagh Holdings USA, Inc.:
Incremental Term Loan, 4.00%, 12/17/19		385	386,444
Term Loan B, 4.25%, 12/17/19		490	491,877
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/09/21		345	343,965
Sealed Air Corp., 2013 Term Loan, 3.00%, 10/03/18		452	453,524
			1,675,810
Distributors — 0.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,100	2,100,389
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		381	379,484
VWR Funding, Inc., Term Loan, 3.45%, 4/03/17		455	455,400
			2,935,273
Diversified Consumer Services — 0.8%
Allied Security Holdings, LLC:
1st Lien Term Loan, 4.25%, 2/12/21		517	516,763
Delayed Draw Term Loan, 0.50%, 2/12/21		184	183,458
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		777	778,285
Doncasters Finance US LLC, Term Loan, 5.50%, 4/09/20		551	555,828
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		76	76,373
Term Loan B, 4.00%, 11/06/20		298	298,549
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		628	611,929
ServiceMaster Co., Term Loan, 4.25%, 1/31/17		1,038	1,037,737
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		1,665	1,270,980
			5,329,902
Diversified Financial Services — 1.0%
ION Trading Technologies Sarl:
1st Lien Term Loan, 4.50%, 5/22/20		526	529,295
2nd Lien Term Loan, 8.25%, 5/21/21		310	313,100
Kasima LLC, Term Loan B, 3.25%, 5/17/21		740	739,075
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		1,517	1,527,303
RPI Finance Trust, Term Loan B3, 3.25%, 11/09/18		453	455,942
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,125	1,126,879
WMG Acquisition Corp., Term Loan, 3.75%, 7/01/20		1,736	1,733,047
			6,424,641
Diversified Telecommunication Services — 1.9%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		2,238	2,250,956
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,733	1,740,147
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		1,270	1,302,068
Term Loan B, 5.25%, 2/22/19		1,166	1,176,683
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20		4,865	4,877,162
Syniverse Holdings, Inc., Term Loan B, 4.00%, 4/23/19		509	510,750
US Telepacific Corp., Term Loan B, 5.75%, 2/23/17		993	998,757
			12,856,523
Electric Utilities — 0.3%
American Energy — Utica LLC, 2nd Lien Term Loan, 11.00%, 9/30/18		965	1,008,425
Sandy Creek Energy Associates LP, Term Loan B, 5.00%, 11/06/20		855	856,736
			1,865,161

Floating Rate Loan Interests (c)		Par (000)	Value
Electrical Equipment — 0.9%
Southwire Co., Term Loan, 3.25%, 2/11/21	USD	455	$454,755
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.74%, 10/10/17		7,640	5,324,545
			5,779,300
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.25%, 4/29/20		844	839,054
Energy Equipment & Services — 0.4%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,104	1,107,763
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		647	648,641
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		250	250,678
Unifrax Corp., Term Loan, 4.25%, 11/28/18		548	549,179
			2,556,261
Food & Staples Retailing — 0.3%
Rite Aid Corp.:
2nd Lien Term Loan, 5.75%, 8/21/20		240	244,999
Term Loan 6, 4.00%, 2/21/20		258	258,889
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		903	906,300
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/29/19		299	299,993
			1,710,181
Food Products — 1.2%
AdvancePierre Foods, Inc., Term Loan, 5.75%, 7/10/17		707	709,349
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		653	653,637
Del Monte Foods Co., 1st Lien Term Loan, 4.25%, 11/06/20		645	645,806
Diamond Foods, Inc., Term Loan, 4.25%, 7/28/18		260	259,834
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,065	1,070,591
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,045	1,060,421
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/20		1,191	1,186,165
Reddy Ice Corp.:
1st Lien Term Loan, 6.75% – 7.75%, 5/01/19		1,479	1,471,431
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	1,338,600
			8,395,834
Health Care Equipment & Supplies — 1.7%
Arysta LifeScience Corp.:
1st Lien Term Loan, 4.50%, 5/29/20		1,478	1,482,495
2nd Lien Term Loan, 8.25%, 11/30/20		530	537,287
Biomet, Inc., Term Loan B2, 3.65% – 3.75%, 7/25/17		1,239	1,240,447
Capital Safety North America Holding, Inc., Term Loan, 4.50%, 1/21/19		983	982,575
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		549	548,400
DJO Finance LLC, Term Loan B3, 4.75%, 9/15/17		1,705	1,713,674
Fresenius SE & Co. KGaA, Incremental Term Loan B, 2.47%, 6/30/19	EUR	610	840,931
The Hologic, Inc., Term Loan B, 3.25%, 8/01/19	USD	1,317	1,313,771
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		636	639,520
Kinetic Concepts, Inc., Term Loan E1, 4.00%, 5/04/18		274	275,111
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		532	517,689
Onex Carestream Finance LP:
1st Lien Term Loan, 5.00%, 6/07/19		834	843,003
2nd Lien Term Loan, 9.50%, 12/07/19		740	754,800
			11,689,703
Health Care Providers & Services — 2.4%
American Renal Holdings, Inc.:
1st Lien Term Loan, 4.50%, 9/20/19		849	848,588
2nd Lien Term Loan, 8.50%, 2/14/20		890	892,225

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	39

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (concluded)
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18	USD	475	$476,388
CHG Buyer Corp., Term Loan, 4.50%, 11/19/19		707	710,084
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		4,005	4,038,362
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,220	1,225,733
DaVita, Inc., Term Loan B, 4.50%, 10/20/16		1,940	1,949,099
Envision Acquisition Co. LLC, 1st Lien Term Loan, 5.75%, 11/04/20		903	909,508
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		276	276,325
Genesis HealthCare Corp., Term Loan B, 10.00% – 10.75%, 9/25/17		1,041	1,069,688
Ikaria, Inc.:
1st Lien Term Loan, 5.00%, 2/12/21		540	543,040
2nd Lien Term Loan, 8.75%, 1/17/22		270	273,826
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		360	359,188
Incremental Term Loan B3, 7.75%, 5/15/18		232	230,485
National Mentor Holdings, Inc., Term Loan B, 4.75%, 1/27/21		580	585,075
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.25%, 6/29/18		597	596,504
US Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		1,150	1,156,703
			16,140,821
Health Care Technology — 0.1%
IMS Health, Inc., Term Loan B1, 3.75%, 9/01/17		640	639,380
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		234	234,256
			873,636
Hotels, Restaurants & Leisure — 5.5%
Bally Technologies, Inc., Term Loan B, 4.25%, 11/25/20		673	677,016
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/17/20		1,284	1,294,673
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/12/20		7,775	7,890,226
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.25%, 12/28/20		585	596,700
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/20		5,205	5,220,813
Intrawest ULC, Term Loan, 5.50%, 11/26/20		615	620,381
La Quinta Intermediate Holdings, Term Loan B, 4.00%, 2/19/21		5,085	5,095,170
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/20/20		650	649,324
Marina District Finance Co., Inc., Term Loan B, 6.75%, 8/15/18		1,375	1,386,454
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,075	1,072,985
OSI Restaurant Partners LLC, Term Loan, 3.50%, 10/25/19		580	579,454
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		920	921,240
Playa Resorts Holding BV, Term Loan B, 4.75%, 8/06/19		723	725,899
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		399	399,375
Term Loan B, 4.25%, 2/19/19		564	564,419
Station Casinos, Inc., Term Loan B, 5.00%, 3/02/20		3,260	3,261,373
Travelport LLC:
2nd Lien PIK Term Loan 2, 4.00%, 12/01/16 (e)		1,033	1,060,918
2nd Lien Term Loan 1, 9.50%, 1/29/16		1,178	1,221,171
Refinancing Term Loan, 6.25%, 6/26/19		1,577	1,616,013
Twin River Management Group, Inc., Term Loan B, 5.25%, 11/09/18		1,419	1,429,025
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19		666	665,009
			36,947,638

Floating Rate Loan Interests (c)		Par (000)	Value
Household Products — 0.4%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19	USD	1,156	$1,160,317
Prestige Brands, Inc., Term Loan, 3.75% – 5.00%, 1/31/19		451	452,222
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/07/17		707	707,765
Term Loan C, 3.50%, 9/04/19		550	549,576
			2,869,880
Independent Power Producers & Energy Traders — 0.6%
The AES Corp., Refinancing Term Loan B, 3.75%, 6/01/18		380	381,430
Calpine Corp., Term Loan B1, 4.00%, 4/02/18		1,054	1,057,993
La Frontera Generation LLC, Term Loan, 4.50%, 9/30/20		1,826	1,828,508
Star West Generation LLC, Term Loan B, 4.25%, 3/13/20		887	889,493
			4,157,424
Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,834	1,805,329
Insurance — 1.4%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,064	1,070,242
Asurion LLC:
2nd Lien Term Loan, 8.50%, 2/19/21		895	922,969
Term Loan B1, 4.50%, 5/24/19		1,504	1,506,115
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/20/18		1,312	1,308,706
Cooper Gay Swett & Crawford Ltd.:
1st Lien Term Loan, 5.00%, 4/16/20		1,055	1,038,004
2nd Lien Term Loan, 8.25%, 10/16/20		500	481,875
Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, 12/10/19		921	916,096
Hub International Ltd., Term Loan B, 4.75%, 10/02/20		778	784,531
National Financial Partners Corp., Term Loan, 5.25%, 7/01/20		303	306,130
Sedgwick CMS Holdings, Inc.:
1st Lien Term Loan, 3.75%, 2/11/21		495	492,401
2nd Lien Term Loan, 6.75%, 12/12/18		665	671,291
			9,498,360
Internet Software & Services — 0.8%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/26/21		550	552,750
Interactive Data Corp., Term Loan B, 3.75%, 2/11/18		2,116	2,117,961
Open Text Corp., Term Loan B, 3.25%, 1/04/21		850	849,575
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		1,032	1,034,780
2nd Lien Term Loan, 9.25%, 9/11/20		404	408,027
Web.com Group, Inc., Term Loan B, 4.50%, 10/27/17		510	516,223
			5,479,316
IT Services — 0.9%
Ceridian Corp., Term Loan B, 4.37% – 4.40%, 5/09/17		1,115	1,117,700
First Data Corp.:
2018 Term Loan, 4.16%, 9/24/18		1,615	1,617,697
Extended 2018 Term Loan B, 4.16%, 3/23/18		2,169	2,171,372
InfoGroup, Inc., Term Loan, 8.00%, 5/25/18		754	657,716
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		386	386,583
Term Loan E, 4.00%, 3/09/20		432	433,486
			6,384,554
Life Sciences Tools & Services — 0.2%
Patheon, Inc., Term Loan:
7.25%, 12/14/18		464	462,733
4.25%, 1/09/21		920	917,129
			1,379,862
Machinery — 2.0%
Allegion US Holding Co., Inc., Term Loan B, 3.00%, 9/30/20		795	793,672

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Machinery (concluded)
Alliance Laundry Systems LLC, Refinancing Term Loan, 4.25%, 12/10/18	USD	520	$521,569
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/31/20		462	463,028
Term Loan B3, 4.25%, 8/28/20		141	140,837
Gardner Denver, Inc.:
4.25%, 7/30/20		1,345	1,338,546
4.75%, 7/30/20	EUR	222	307,200
Generac Power Systems, Inc., Term Loan B, 3.50%, 5/31/20	USD	1,418	1,417,620
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		1,086	1,088,297
Mirror Bidco Corp., Term Loan, 4.25%, 12/27/19		1,431	1,437,102
Navistar International Corp., Term Loan B, 5.75%, 8/17/17		525	531,905
Pacific Industrial Services US Finance Co. LLC:
1st Lien Term Loan, 5.00%, 10/02/18		893	903,922
2nd Lien Term Loan, 8.75%, 4/02/19		730	748,250
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,323	1,325,680
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		582	582,262
STS Operating, Inc., Term Loan, 4.75%, 2/19/21		320	320,800
Terex Corp., Term Loan, 4.00%, 4/28/17	EUR	175	243,606
Wabash National Corp., Term Loan B, 4.50%, 5/08/19	USD	998	1,002,843
			13,167,139
Marine — 0.2%
HGIM Corp., Term Loan B, 5.50%, 6/18/20		1,059	1,070,395
Media — 5.2%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		1,170	1,171,328
Advanstar Communications, Inc., 2nd Lien Term Loan, 9.50%, 6/06/20		465	466,548
Catalina Marketing Corp., Term Loan B, 5.25%, 10/12/20		1,017	1,022,110
CBS Outdoor Americas Capital LLC, Term Loan B, 3.00%, 1/31/21		155	154,588
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental, 9.50%, 7/03/14		2,005	1,862,350
Charter Communications Operating LLC, Term Loan E, 3.00%, 7/01/20		1,179	1,172,885
Clear Channel Communications, Inc.:
Term Loan B, 3.80%, 1/29/16		316	310,556
Term Loan C, 3.80%, 1/29/16		200	194,938
Term Loan D, 6.90%, 1/30/19		4,063	3,986,480
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		1,362	1,370,098
The E.W. Scripps Co., Term Loan B, 3.25%, 11/26/20		635	636,334
EMI Music Publishing Ltd., Term Loan B, 4.25%, 6/29/18		727	727,461
Fender Musical Instruments Corp., 2019 Term Loan B, 5.75%, 4/03/19		245	246,819
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		209	199,018
Hemisphere Media Group, Inc., Term Loan, 6.25%, 7/30/20		891	892,751
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		695	697,436
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,514	2,530,563
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.00%, 7/17/20		395	399,938
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		564	564,292
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		750	756,098
Mediacom Communications Corp., Term Loan F, 2.63%, 1/31/18		780	775,125
NEP/NCP Holdco, Inc.:
2nd Lien Term Loan, 9.50%, 7/22/20		340	347,650
Incremental Term Loan, 4.75%, 1/22/20		1,663	1,663,200

Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
Rentpath, Inc., Term Loan B, 6.25%, 5/29/20	USD	995	$967,638
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,005	1,007,958
Springer Science & Business Media Deutschland GmbH, Term Loan B2, 5.00%, 8/14/20		988	992,216
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		1,175	1,173,895
TWCC Holding Corp., 2nd Lien Term Loan, 7.00%, 6/26/20		840	812,700
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,436	2,441,312
UPC Financing Partnership, Term Loan AG, 3.98%, 3/31/21	EUR	442	614,211
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/08/20	USD	410	409,561
Term Loan C, 4.50%, 6/05/20	GBP	2,340	3,940,275
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	734	737,272
			35,245,604
Metals & Mining — 1.7%
Ameriforge Group, Inc.:
1st Lien Term Loan, 5.00%, 12/19/19		941	944,825
2nd Lien Term Loan, 8.75%, 12/19/20		470	480,575
API Heat Transfer, Inc., Term Loan, 5.25%, 5/03/19		676	675,592
Constellium Holdco BV, Term Loan B, 6.00%, 3/25/20		1,345	1,371,734
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/28/19		2,233	2,252,581
Novelis, Inc., Term Loan, 3.75%, 3/10/17		3,851	3,863,565
Walter Energy, Inc., Term Loan B, 6.75%, 4/02/18		39	38,324
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,531	1,569,233
			11,196,429
Multiline Retail — 1.3%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		785	791,164
Apex Tool Group LLC, Term Loan B, 4.50%, 1/31/20		695	685,850
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		589	592,301
2nd Lien Term Loan, 8.50%, 3/26/20		575	589,916
HEMA Holding BV:
Extended 2nd Lien Term Loan, 5.97%, 1/05/18	EUR	2,600	3,229,903
Extended Term Loan B, 4.60%, 12/06/17		323	437,928
Extended Term Loan C, 4.60%, 12/06/17		295	401,053
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20	USD	948	961,607
The Neiman Marcus Group, Inc., Term Loan B, 5.00%, 10/26/20		1,651	1,669,270
			9,358,992
Oil, Gas & Consumable Fuels — 2.6%
Arch Coal, Inc., Term Loan B, 5.75%, 5/16/18		585	576,746
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		2,595	2,651,545
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,053	1,071,470
EP Energy LLC, Term Loan B3, 3.50%, 5/24/18		1,127	1,125,822
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		469	469,608
2nd Lien Term Loan, 8.38%, 9/30/20		420	434,440
Moxie Patriot LLC, Term Loan B1, 6.75%, 12/18/20		1,645	1,677,900
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,265	1,284,235
Offshore Group Investment Ltd.:
5.00%, 10/25/17		870	873,312
5.75%, 3/28/19		729	738,300
Pacific Drilling SA, Term Loan B, 4.50%, 6/04/18		1,000	1,005,915
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		900	919,125

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	41

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Power Buyer, LLC:
1st Lien Term Loan, 4.25%, 5/06/20	USD	354	$352,674
2nd Lien Term Loan, 8.25%, 11/06/20		275	272,250
Delayed Draw Term Loan, 4.25%, 5/06/20		19	19,273
Raven Power Finance LLC, Term Loan, 5.25%, 12/19/20		555	558,469
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.50%, 3/27/20		688	686,821
Tesoro Corp., Term Loan B, 2.40%, 5/30/16		1,093	1,095,858
Western Refining, Inc., Term Loan B, 4.25%, 11/12/20		1,020	1,026,375
WTG Holdings III Corp.:
1st Lien Term Loan, 4.75%, 1/15/21		300	300,750
2nd Lien Term Loan, 8.50%, 1/15/22		160	161,901
			17,421,167
Pharmaceuticals — 1.2%
Akorn, Inc., Term Loan B, 4.50%, 8/27/20		885	890,531
Amneal Pharmaceuticals LLC, Term Loan, 5.75% – 7.00%, 11/01/19		608	611,517
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		307	307,188
Endo Health Solutions, Inc., Term Loan B, 3.75%, 11/05/20		855	853,222
Jazz Pharmaceuticals, Inc., Term Loan B, 3.50%, 6/12/18		295	295,422
Par Pharmaceutical Cos., Inc., Term Loan B, 4.00%, 9/30/19		2,153	2,154,259
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,399	1,404,451
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		553	554,383
Series E Term Loan B, 3.75%, 8/05/20		834	838,677
			7,909,650
Professional Services — 0.6%
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		610	611,038
ON Assignment, Inc., Refinancing Term Loan B, 3.50%, 4/30/20		298	298,523
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,062	1,080,560
TriNet Group, Inc., Term Loan B2, 5.00%, 8/14/20		603	607,259
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,172	1,174,561
			3,771,941
Real Estate Investment Trusts (REITs) — 0.5%
iStar Financial, Inc., Term Loan, 4.50%, 10/16/17		2,723	2,728,464
Starwood Property Trust, Inc., Term Loan B, 3.50%, 4/17/20		638	636,196
			3,364,660
Real Estate Management & Development — 0.5%
CityCenter Holdings LLC, Term Loan B, 5.00%, 10/16/20		1,035	1,044,543
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		102	101,891
Extended Term Loan, 4.50%, 3/05/20		2,112	2,116,270
			3,262,704
Road & Rail — 0.1%
Road Infrastructure Investment LLC, Term Loan B, 6.25%, 3/30/18		629	631,859
Semiconductors & Semiconductor Equipment — 0.3%
Freescale Semiconductor, Inc.:
Term Loan B4, 5.00%, 2/28/20		723	725,560
Term Loan B5, 5.00%, 1/15/21		379	383,314
NXP BV, Term Loan D, 3.25%, 1/11/20		988	986,537
			2,095,411

Floating Rate Loan Interests (c)		Par (000)	Value
Software — 2.0%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20	USD	845	$846,935
CompuCom Systems, Inc., Refinancing Term Loan B, 4.25%, 5/11/20		224	223,220
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		463	450,645
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		560	566,300
Term Loan B, 4.25% – 5.50%, 11/01/19		561	564,289
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,138	1,135,923
IQOR US, Inc., Term Loan B, 6.00%, 2/19/21		630	617,400
Kronos Worldwide, Inc., 2020 Term Loan B, 4.75%, 2/12/20		235	236,617
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,837	1,868,675
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		635	636,588
2nd Lien Term Loan, 8.50%, 10/11/21		1,200	1,223,004
RP Crown Parent LLC, 2013 Term Loan, 6.00%, 12/21/18		913	914,077
Shield Finance Co. Sarl, Term Loan, 5.00%, 1/27/21		340	342,975
Sophia LP, Term Loan B, 4.50%, 7/19/18		854	859,456
SS&C Technologies, Inc.:
Term Loan B1, 3.25%, 6/07/19		950	952,708
Term Loan B2, 3.25%, 6/07/19		98	98,556
StoneRiver Holdings, Inc.:
1st Lien Term Loan, 4.50%, 11/29/19		265	265,084
2nd Lien Term Loan, 8.50%, 5/29/20		255	256,414
Websence, Inc.:
2nd Lien Term Loan, 8.25%, 12/24/20		835	837,088
Term Loan B, 4.50%, 6/25/20		418	421,034
			13,316,988
Specialty Retail — 1.2%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,724	1,732,772
Burlington Coat Factory Warehouse Corp., Term Loan B2, 4.25%, 2/23/17		191	192,581
David’s Bridal, Inc., Term Loan B, 5.00%, 10/11/19		945	950,177
Equinox Holdings, Inc., Repriced Term Loan B, 4.50% – 5.50%, 1/31/20		1,131	1,141,350
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		523	530,063
Michaels Stores, Inc., Term Loan, 3.75%, 1/28/20		471	471,761
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		1,427	1,427,442
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		898	900,209
Sprouts Farmers Markets Holdings LLC, Term Loan, 4.00%, 4/23/20		110	110,308
SRAM LLC, Term Loan B, 4.00% – 5.25%, 4/10/20		424	423,777
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.25%, 5/25/18		243	203,267
			8,083,707
Textiles, Apparel & Luxury Goods — 0.2%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,253	1,215,107
J. Crew Group, Inc., Term Loan B, 4.00%, 2/20/21		475	473,219
			1,688,326
Thrifts & Mortgage Finance — 0.1%
IG Investments Holdings LLC, 1st Lien Term Loan, 5.25%, 10/31/19		861	863,453
Trading Companies & Distributors — 0.0%
Fly Funding II Sarl, Term Loan B, 4.50%, 8/09/19		138	140,151
WESCO Distribution, Inc., Term Loan B, 3.75%, 12/12/19		192	192,465
			332,616

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Wireless Telecommunication Services — 0.4%
Cricket Communications, Inc., Term Loan, 4.75%, 10/10/19	USD	880	$880,030
Light Tower Fiber LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,542	1,539,366
			2,419,396
Total Floating Rate Loan Interests — 52.2%			350,904,849

Foreign Agency Obligations
Iceland Government International Bond, 5.88%, 5/11/22		3,030	3,238,312
Slovenia Government International Bond:
4.38%, 4/02/14	EUR	2,550	3,529,340
4.13%, 2/18/19 (b)	USD	635	652,463
Total Foreign Agency Obligations — 1.1%			7,420,115

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21, 3.17%, 3/25/37 (c)		43	42,440
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		5,531	4,802,546
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,464	1,463,617
Series 2006-17, Class A2, 6.00%, 12/25/36		3,157	2,863,378
Series 2007-HY5, Class 3A1, 5.32%, 9/25/37 (c)		2,164	2,036,728
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.71%, 10/25/35 (c)		1,936	1,793,801
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, REMIC, 0.45%, 2/26/37 (b)(c)		875	868,018
			13,870,528
Commercial Mortgage-Backed Securities — 8.3%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.82%, 2/10/51 (c)		1,712	1,920,667
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B, 5.21%, 12/11/49		34	33,730
Commercial Mortgage Pass-Through Certificates, Series 2013-LC13, Class D, 5.05%, 8/10/46 (b)(c)		3,530	3,312,379
Commercial Mortgage Trust, Series 2013-LC6:
Class B, 3.74%, 1/10/46		1,110	1,077,525
Class D, 4.29%, 1/10/46 (b)(c)		1,330	1,185,795
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,997,464
Credit Suisse Mortgage Capital Certificates (c):
Series 2007-C2, Class A2, 5.45%, 1/15/49		5	4,986
Series 2007-C4, Class A3, 5.76%, 9/15/39		513	515,861
Series 2007-C5, Class AAB, 5.62%, 9/15/40		1,402	1,499,631
Series 2014-SURF, Class E, 3.26%, 2/15/29 (b)		1,000	1,000,125
First Union Commercial Mortgage Securities, Inc., Series 1997-C2, Class G, 7.50%, 11/18/29 (b)(c)		459	466,476
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.82%, 7/10/38 (c)		1,610	1,763,916
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (b)		1,995	1,906,965
GS Mortgage Securities Trust, Series 2006-GG6, Class AM, 5.62%, 4/10/38 (c)		3,680	3,971,125
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.45%, 11/05/30 (b)(c)		4,162	4,277,620
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		2,011	2,025,336
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,110	2,324,089
Series 2007-CB19, Class A4, 5.70%, 2/12/49 (c)		2,140	2,391,835
Series 2012-LC9, Class XA, 1.94%, 12/15/47 (c)		14,880	1,541,815

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (c):
Series 2007-C2, Class AM, 5.49%, 2/15/40	USD	2,500	$2,664,720
Series 2007-C6, Class A4, 5.86%, 7/15/40		4,715	5,086,978
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (c)		1,549	1,661,786
Talisman Finance PLC, Series 6, Class A, 0.46%, 10/22/16 (c)	EUR	1,827	2,402,930
Titan Europe PLC, Series 2007-1X, Class A, 0.77%, 1/20/17 (c)	GBP	2,548	3,925,736
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.93%, 2/15/51 (c)	USD	2,030	2,239,928
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		1,085	1,105,415
Series 2012-C8, Class C, 4.88%, 8/15/45 (c)		1,395	1,442,897
Series 2013-C11, Class D, 4.18%, 3/15/45 (b)(c)		1,400	1,266,359
Windermere XI Cmbs PLC, Series XI-X, Class A, 0.78%, 4/24/17 (c)	GBP	681	1,132,741
			56,146,830
Interest Only Commercial Mortgage-Backed Securities — 0.6%
Morgan Stanley Capital I Trust, Series 2012-C4, Class XA, 2.66%, 3/15/45 (b)(c)	USD	15,228	1,848,996
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.25%, 11/15/45 (b)(c)		16,725	2,047,705
			3,896,701
Total Non-Agency Mortgage-Backed Securities — 11.0%			73,914,059

US Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.0%
Freddie Mac Mortgage-Backed Securities:
Series 3986, Class M, REMIC, 4.50%, 9/15/41		2,611	2,813,768
Series K032, Class A2, 3.31%, 5/25/23 (c)		3,500	3,558,636
			6,372,404
Interest Only Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.07%, 12/25/17 (c)		19,938	2,515,002
Freddie Mac Mortgage-Backed Securities, Class X1 (c):
Series K707, 1.56%, 12/25/18		42,927	2,765,202
Series K710, 1.78%, 5/25/19		13,340	1,052,311
			6,332,515
Mortgage-Backed Securities — 4.0%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/01/26		8,456	8,955,223
5.00%, 7/01/20–8/01/23		6,728	7,215,980
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25		9,957	10,746,478
			26,917,681
Total US Government Sponsored Agency Securities — 5.9%			39,622,600

Other Interests (k)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow		1,000	8,750
Construction Materials — 0.0%
USI Senior Holdings		6	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	43

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Other Interests (k)	Beneficial Interest (000)		Value
Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests:
(135-day lockup), (Acquired 11/18/13, cost $969,589) (a)(l)	USD	14	$258,056
(180-day lockup), (Acquired 11/18/13, cost $969,589) (a)(l)		14	258,056
			516,112
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		3,155	—
Total Other Interests — 0.1%			524,862

Preferred Securities
Capital Trusts		Par (000)
Chemicals — 0.1%
Solvay Finance SA, 4.20% (c)(m)	EUR	260	367,401
Commercial Banks — 0.5%
Wachovia Capital Trust III, 5.57% (c)(d)(m)	USD	3,365	3,255,638
Diversified Financial Services — 0.5%
Bank of America Corp., Series U, 5.20% (c)(d)(m)		1,250	1,175,000
Barclays PLC, 8.00% (c)(m)		600	882,012
Citigroup, Inc., 5.95% (c)(d)(m)		1,370	1,352,875
			3,409,887
Insurance — 1.4%
AXA SA, 6.46% (b)(c)(d)(m)		1,625	1,694,062
Genworth Holdings, Inc., 6.15%, 11/15/66 (c)(d)		1,850	1,702,703
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (c)		2,500	2,918,750
Swiss Re Capital I LP, 6.85% (b)(c)(d)(m)		3,000	3,214,500
			9,530,015
Total Capital Trusts — 2.5%			16,562,941
Preferred Stocks		Shares	Value
Capital Markets — 0.1%
SCE Trust III, 5.75% (c)(m)		21,200	$535,936
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)(m)		8,657	236,769
Total Preferred Stocks — 0.1%			772,705

Trust Preferreds — 0.7%
Diversified Financial Services — 0.7%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)		166,413	4,501,212
Total Preferred Securities — 3.3%			21,836,858

Warrants (n) — 0.0%
Software — 0.0%
HMH Holdings/EduMedia (issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		3,100	10,964
Total Long-Term Investments (Cost — $940,371,245) — 143.3%			962,904,079

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (o)(p)		3,052,131	3,052,131
Total Short-Term Securities (Cost — $3,052,131) — 0.5%			3,052,131

Options Purchased
(Cost — $44,978) — 0.0%			—
Total Investments (Cost — $943,468,354) — 143.8%			965,956,210
Liabilities in Excess of Other Assets — (43.8)%			(294,170,116)
Net Assets — 100.0%			$671,786,094

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.
(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Convertible security.
(g)	Zero-coupon bond.
(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Jefferies Co.	$1,009,400	$29,400

(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)	Restricted security as to resale. As of report date, the Fund held 0.1% of its net assets, with a current value of $516,112 in this security.
(m)	Security is perpetual in nature and has no stated maturity date.
(n)
Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
(o)	Investments in issuers considered to be an affiliate of the Fund during the six months ended February 28, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at February 28, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,184,093	1,868,038	3,052,131	$1,413

(p)	Represents the current yield as of report date.
•	Reverse repurchase agreements outstanding as of February 28, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.50%	1/30/13	Open	$1,862,820	$1,873,040
UBS Securities LLC	0.65%	1/31/13	Open	547,200	551,093
Barclays Capital, Inc.	0.60%	2/07/13	Open	592,144	595,953
Barclays Capital, Inc.	0.60%	2/07/13	Open	292,304	294,184
Barclays Capital, Inc.	0.60%	2/07/13	Open	1,000,721	1,007,159
Barclays Capital, Inc.	0.60%	2/07/13	Open	633,994	638,073
Barclays Capital, Inc.	0.60%	2/07/13	Open	1,673,438	1,684,204
Barclays Capital, Inc.	0.60%	2/07/13	Open	507,052	510,314
Barclays Capital, Inc.	0.60%	2/07/13	Open	662,469	666,731
UBS Securities LLC	0.25%	2/07/13	Open	1,048,688	1,051,499
UBS Securities LLC	0.34%	2/07/13	Open	3,334,275	3,346,430
UBS Securities LLC	0.45%	2/07/13	Open	866,250	870,430
UBS Securities LLC	0.55%	2/07/13	Open	2,196,563	2,209,517
UBS Securities LLC	0.65%	2/07/13	Open	356,250	358,733
UBS Securities LLC	0.65%	2/07/13	Open	843,275	849,152
Deutsche Bank Securities, Inc.	0.58%	2/08/13	Open	1,170,163	1,177,384
Deutsche Bank Securities, Inc.	0.58%	2/08/13	Open	483,060	486,064
Barclays Capital, Inc.	0.60%	2/15/13	Open	291,043	292,881
UBS Securities LLC	0.65%	2/19/13	Open	166,058	167,182
Deutsche Bank Securities, Inc.	0.55%	2/20/13	Open	484,000	486,766
Deutsche Bank Securities, Inc.	0.55%	2/20/13	Open	217,132	218,373
Deutsche Bank Securities, Inc.	0.58%	2/20/13	Open	2,512,000	2,527,096
Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	509,587	512,483
Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	509,760	512,657
Deutsche Bank Securities, Inc.	0.55%	2/22/13	Open	848,076	852,896
Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	1,280,181	1,287,339
Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	107,112	107,711
Deutsche Bank Securities, Inc.	0.55%	2/28/13	Open	1,901,900	1,912,535
Credit Suisse Securities (USA) LLC	0.40%	3/07/13	Open	1,503,125	1,509,104
UBS Securities LLC	0.60%	3/12/13	Open	3,040,295	3,058,233
UBS Securities LLC	0.35%	3/13/13	Open	1,560,000	1,565,354
UBS Securities LLC	0.55%	3/13/13	Open	395,650	397,784
Deutsche Bank Securities, Inc.	0.55%	3/14/13	Open	760,000	764,075
Deutsche Bank Securities, Inc.	0.70%	3/14/13	Open	1,523,693	1,534,092
Deutsche Bank Securities, Inc.	0.55%	3/19/13	Open	972,625	977,781
Credit Suisse Securities (USA) LLC	0.35%	3/22/13	Open	1,496,075	1,501,079
Deutsche Bank Securities, Inc.	0.40%	3/27/13	Open	3,022,500	3,033,885
Deutsche Bank Securities, Inc.	0.55%	3/27/13	Open	1,464,750	1,472,336
Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	1,634,000	1,643,205
Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	919,000	924,177
Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	527,000	529,969
Deutsche Bank Securities, Inc.	0.60%	3/27/13	Open	579,000	582,262
Barclays Capital, Inc.	0.40%	4/02/13	Open	3,326,900	3,339,173
Barclays Capital, Inc.	0.60%	4/02/13	Open	865,247	870,035
Barclays Capital, Inc.	0.60%	4/02/13	Open	331,500	333,334
Deutsche Bank Securities, Inc.	0.55%	4/02/13	Open	1,250,330	1,256,691
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	243,800	244,585
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	5,701,069	5,719,415
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,233,600	1,237,570
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	1,277,250	1,281,360
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,861,250	2,870,458
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,119,100	3,129,137
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	2,958,750	2,968,271
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	3,213,750	3,224,092

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	45

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse repurchase agreements outstanding as of February 28, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	4/03/13	Open	$3,695,000	$3,706,891
Deutsche Bank Securities, Inc.	0.58%	4/03/13	Open	1,482,188	1,490,116
Deutsche Bank Securities, Inc.	0.58%	4/03/13	Open	1,624,500	1,633,163
UBS Securities LLC	0.55%	4/08/13	Open	2,327,500	2,339,057
Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	846,000	850,201
Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	536,000	538,661
Deutsche Bank Securities, Inc.	0.55%	4/10/13	Open	489,000	491,428
Deutsche Bank Securities, Inc.	0.55%	4/12/13	Open	2,054,000	2,064,136
Deutsche Bank Securities, Inc.	(0.25)%	4/17/13	Open	690,206	688,706
Barclays Capital, Inc.	0.60%	5/07/13	Open	225,152	226,270
Deutsche Bank Securities, Inc.	0.55%	5/14/13	Open	789,000	792,508
Credit Suisse Securities (USA) LLC	0.75%	5/23/13	Open	238,810	240,213
Credit Suisse Securities (USA) LLC	0.40%	5/30/13	Open	720,960	723,163
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	851,000	854,575
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	1,511,000	1,517,348
Deutsche Bank Securities, Inc.	0.55%	5/30/13	Open	2,137,000	2,145,978
Deutsche Bank Securities, Inc.	0.55%	5/31/13	Open	586,181	588,635
UBS Securities LLC	0.55%	6/03/13	Open	808,520	811,867
UBS Securities LLC	0.55%	6/12/13	Open	864,647	868,095
Deutsche Bank Securities, Inc.	0.55%	6/13/13	Open	923,000	926,680
Deutsche Bank Securities, Inc.	0.55%	6/13/13	Open	1,440,000	1,445,720
UBS Securities LLC	0.65%	6/20/13	Open	743,850	747,248
Barclays Capital, Inc.	0.44%	6/21/13	Open	1,109,299	1,112,729
Barclays Capital, Inc.	0.60%	6/24/13	Open	1,731,221	1,738,434
Barclays Capital, Inc.	0.60%	6/24/13	Open	432,962	434,766
Barclays Capital, Inc.	0.60%	6/24/13	Open	488,876	490,913
Barclays Capital, Inc.	0.60%	6/24/13	Open	979,729	983,811
Barclays Capital, Inc.	0.60%	6/24/13	Open	2,180,349	2,189,434
Deutsche Bank Securities, Inc.	0.55%	6/24/13	Open	803,000	806,067
Deutsche Bank Securities, Inc.	0.55%	6/24/13	Open	1,629,700	1,635,925
Deutsche Bank Securities, Inc.	0.57%	6/26/13	Open	504,000	505,971
Deutsche Bank Securities, Inc.	0.58%	6/27/13	Open	698,000	700,766
Deutsche Bank Securities, Inc.	0.55%	7/18/13	Open	871,000	874,007
Deutsche Bank Securities, Inc.	0.55%	7/30/13	Open	1,095,000	1,098,580
Deutsche Bank Securities, Inc.	0.58%	8/12/13	Open	2,958,000	2,967,579
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,295,000	1,299,131
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	450,000	451,435
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,288,000	1,292,109
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,009,000	1,012,219
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	137,000	137,437
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	198,000	198,632
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	311,000	311,992
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	3,135,000	3,145,001
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,107,000	1,110,531
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	780,000	782,488
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	1,169,000	1,172,729
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	948,000	951,024
Deutsche Bank Securities, Inc.	0.58%	8/13/13	Open	356,000	357,136
Deutsche Bank Securities, Inc.	0.58%	8/14/13	Open	703,000	705,254
Deutsche Bank Securities, Inc.	0.58%	9/11/13	Open	610,000	611,681
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	2,124,000	2,129,681
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,480,000	1,483,958
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,524,000	1,528,076
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	2,142,000	2,147,729
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,309,000	1,312,501
Deutsche Bank Securities, Inc.	0.58%	9/16/13	Open	1,523,000	1,527,073
Deutsche Bank Securities, Inc.	0.58%	9/17/13	Open	163,000	163,433
BNP Paribas Securities Corp.	0.34%	9/18/13	Open	13,065,000	13,085,207
Credit Suisse Securities (USA) LLC	0.75%	9/23/13	Open	389,825	391,116
Deutsche Bank Securities, Inc.	0.55%	9/26/13	Open	397,000	397,946
Barclays Capital, Inc.	0.60%	9/27/13	Open	1,189,125	1,192,197
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	2,219,000	2,224,732
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	2,954,000	2,961,631
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	1,035,000	1,037,674
Deutsche Bank Securities, Inc.	0.60%	9/27/13	Open	882,000	884,278

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse repurchase agreements outstanding as of February 28, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.56%	10/11/13	Open	$1,016,000	$1,018,228
Barclays Capital, Inc.	0.60%	10/15/13	Open	628,340	629,775
Barclays Capital, Inc.	0.60%	10/15/13	Open	893,525	895,565
Barclays Capital, Inc.	0.60%	10/15/13	Open	919,755	921,855
Barclays Capital, Inc.	0.60%	10/15/13	Open	497,887	499,024
Barclays Capital, Inc.	0.60%	10/16/13	Open	803,937	805,759
Deutsche Bank Securities, Inc.	0.58%	10/16/13	Open	546,562	547,760
Deutsche Bank Securities, Inc.	0.58%	10/16/13	Open	1,207,500	1,210,146
Deutsche Bank Securities, Inc.	0.58%	10/16/13	Open	934,313	936,360
Barclays Capital, Inc.	0.60%	10/17/13	Open	728,012	729,650
Barclays Capital, Inc.	0.60%	10/17/13	Open	682,594	684,130
Barclays Capital, Inc.	0.60%	10/17/13	Open	875,600	877,570
Barclays Capital, Inc.	0.60%	10/17/13	Open	1,215,288	1,218,022
Deutsche Bank Securities, Inc.	0.58%	10/17/13	Open	770,000	771,675
Barclays Capital, Inc.	0.60%	10/21/13	Open	676,000	677,465
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	791,000	792,698
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	389,000	389,835
Deutsche Bank Securities, Inc.	0.59%	10/21/13	Open	803,000	804,724
UBS Securities LLC	(0.50)%	10/21/13	Open	983,281	981,506
UBS Securities LLC	0.65%	10/21/13	Open	1,601,775	1,605,535
UBS Securities LLC	0.65%	10/21/13	Open	588,262	589,643
Barclays Capital, Inc.	0.60%	10/22/13	Open	845,434	847,266
Barclays Capital, Inc.	0.60%	10/22/13	Open	1,023,231	1,025,448
Barclays Capital, Inc.	0.60%	10/22/13	Open	755,625	757,262
Barclays Capital, Inc.	0.60%	10/22/13	Open	851,217	853,061
Barclays Capital, Inc.	0.60%	10/22/13	Open	788,400	790,108
Deutsche Bank Securities, Inc.	0.55%	10/22/13	Open	2,441,000	2,445,811
Deutsche Bank Securities, Inc.	0.59%	10/25/13	Open	707,445	708,917
Deutsche Bank Securities, Inc.	0.59%	10/25/13	Open	835,450	837,189
Barclays Capital, Inc.	0.60%	11/15/13	Open	2,067,975	2,071,628
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,356,788	1,359,185
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,291,249	1,293,530
Barclays Capital, Inc.	0.60%	11/15/13	Open	1,283,400	1,285,667
Deutsche Bank Securities, Inc.	0.59%	11/15/13	Open	424,000	424,737
Barclays Capital, Inc.	0.55%	11/18/13	Open	1,313,488	1,315,555
Deutsche Bank Securities, Inc.	0.58%	11/18/13	Open	968,000	969,606
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	1,227,000	1,228,881
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	646,000	646,991
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	1,538,000	1,540,358
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	2,602,000	2,605,990
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	834,000	835,279
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	708,000	709,086
Deutsche Bank Securities, Inc.	0.60%	11/27/13	Open	772,000	773,184
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	1,230,000	1,231,620
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	723,000	723,952
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	564,000	564,743
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	549,000	549,723
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	727,000	727,957
Deutsche Bank Securities, Inc.	0.60%	12/12/13	Open	1,323,000	1,324,742
Deutsche Bank Securities, Inc.	0.59%	12/16/13	Open	412,000	412,506
Deutsche Bank Securities, Inc.	0.58%	12/18/13	Open	996,000	997,155
Deutsche Bank Securities, Inc.	0.60%	12/18/13	Open	1,030,000	1,031,236
Deutsche Bank Securities, Inc.	0.60%	12/18/13	Open	865,000	866,038
Deutsche Bank Securities, Inc.	0.60%	12/18/13	Open	767,000	767,920
Deutsche Bank Securities, Inc.	0.60%	12/18/13	Open	1,222,000	1,223,466
Deutsche Bank Securities, Inc.	0.60%	12/18/13	Open	686,000	686,823
RBC Capital Markets, LLC	0.65%	12/18/13	Open	453,000	453,589
RBC Capital Markets, LLC	0.65%	12/18/13	Open	570,000	570,741
RBC Capital Markets, LLC	0.65%	12/18/13	Open	514,000	514,668
RBC Capital Markets, LLC	0.65%	12/18/13	Open	566,000	566,736
RBC Capital Markets, LLC	0.65%	12/18/13	Open	474,000	474,616
RBC Capital Markets, LLC	0.65%	12/18/13	Open	489,000	489,636
RBC Capital Markets, LLC	0.65%	12/18/13	Open	520,000	520,676
RBC Capital Markets, LLC	0.65%	12/18/13	Open	508,000	508,660
Deutsche Bank Securities, Inc.	0.60%	12/23/13	Open	1,464,000	1,465,659
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	47

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse repurchase agreements outstanding as of February 28, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	(0.63)%	12/27/13	Open	$1,680,000	$1,678,221
Deutsche Bank Securities, Inc.	(0.10)%	12/27/13	Open	1,162,000	1,161,803
Deutsche Bank Securities, Inc.	0.50%	12/27/13	Open	1,416,000	1,417,200
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	973,000	973,907
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	553,000	553,515
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	296,000	296,276
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	300,000	300,295
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	1,450,000	1,451,425
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	593,000	593,583
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	945,000	945,929
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	357,000	357,351
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	1,228,000	1,229,207
Deutsche Bank Securities, Inc.	0.58%	12/27/13	Open	4,600,000	4,604,521
Deutsche Bank Securities, Inc.	0.60%	12/27/13	Open	1,898,000	1,899,930
Deutsche Bank Securities, Inc.	0.60%	12/27/13	Open	820,000	820,834
Deutsche Bank Securities, Inc.	0.65%	12/27/13	Open	557,000	557,613
Deutsche Bank Securities, Inc.	0.65%	12/27/13	Open	909,000	910,001
Deutsche Bank Securities, Inc.	0.58%	2/03/14	Open	2,254,981	2,255,926
Deutsche Bank Securities, Inc.	0.58%	2/03/14	Open	1,253,464	1,253,989
RBC Capital Markets, LLC	0.65%	2/04/14	Open	219,760	219,859
Credit Suisse Securities (USA) LLC	0.12%	2/18/14	3/18/14	26,130,546	26,131,417
RBC Capital Markets, LLC	0.65%	2/18/14	Open	492,000	492,089
RBC Capital Markets, LLC	0.65%	2/18/14	Open	334,000	334,060
RBC Capital Markets, LLC	0.65%	2/18/14	Open	477,000	477,086
RBC Capital Markets, LLC	0.65%	2/18/14	Open	560,000	560,101
HSBC Securities (USA), Inc.	0.55%	2/26/14	Open	2,515,741	2,515,856
HSBC Securities (USA), Inc.	0.55%	2/26/14	Open	1,111,931	1,111,982
Barclays Capital, Inc.	0.35%	2/28/14	Open	3,109,000	3,109,000
Barclays Capital, Inc.	0.35%	2/28/14	Open	3,202,000	3,202,000
Barclays Capital, Inc.	0.35%	2/28/14	Open	1,929,000	1,929,000
Barclays Capital, Inc.	0.60%	2/28/14	Open	935,000	935,000
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,894,000	1,894,000
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	474,000	474,000
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	996,000	996,000
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	2,862,000	2,862,000
Deutsche Bank Securities, Inc.	0.55%	2/28/14	Open	1,073,000	1,073,000
RBC Capital Markets, LLC	0.40%	2/28/14	Open	484,000	484,000
Total				$291,162,130	$291,897,510

•	Financial futures contracts outstanding as of February 28, 2014 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
6	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$1,496,475	$39,209
(97)	10-Year US Treasury Note	Chicago Board of Trade	June 2014	$12,079,531	(38,828)
Total					$381

•	Foreign currency exchange contracts outstanding as of February 28, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,088,000	USD	1,501,016	State Street Bank and Trust Co.	4/22/14	$725
GBP	1,152,000	USD	1,921,812	State Street Bank and Trust Co.	4/22/14	6,568
USD	1,601,378	CAD	1,753,000	Barclays Bank PLC	4/22/14	20,117
USD	32,851,501	EUR	24,162,000	Barclays Bank PLC	4/22/14	(498,732)
USD	395,075	EUR	288,000	BNP Paribas S.A.	4/22/14	(2,445)
USD	839,053	EUR	610,000	BNP Paribas S.A.	4/22/14	(2,915)
USD	888,937	EUR	650,000	Deutsche Bank AG	4/22/14	(8,243)
USD	216,298	EUR	159,374	Goldman Sachs & Co.	4/22/14	(3,682)
USD	466,108	EUR	340,000	Royal Bank of Scotland PLC	4/22/14	(3,186)
USD	422,592	EUR	310,000	State Street Bank and Trust Co.	4/22/14	(5,293)
USD	45,909,756	GBP	27,985,000	Barclays Bank PLC	4/22/14	(935,500)
USD	827,755	GBP	500,000	Citibank N.A.	4/22/14	(9,216)
USD	1,486,091	GBP	901,000	UBS AG	4/22/14	(22,130)
Total						$(1,463,932)

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

•	OTC options purchased as of February 28, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	46	—

•	OTC credit default swaps – buy protection outstanding as of February 28, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$ (8)	$11	$(19)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(8)	11	(19)
Total						$(16)	$22	$(38)

•	OTC credit default swaps – sold protection outstanding as of February 28, 2014 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Rosneft Oil Co.	1.50%	HSBC Bank PLC	6/12/14	BBB	USD	3,250	$(3,828)	$(9,472)	$5,644
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	9/20/15	CCC-	USD	470	(90,463)	(83,711)	(6,752)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	626	(143,266)	(141,275)	(1,991)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	357	(81,819)	(72,001)	(9,818)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/15	CCC-	USD	145	(33,196)	(28,377)	(4,819)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	12/20/15	CCC-	USD	172	(39,389)	(31,062)	(8,327)
Caesars Entertainment Operating Co., Inc.	5.00%	UBS AG	12/20/15	CCC-	USD	840	(192,367)	(142,569)	(49,798)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	12/20/15	CCC-	USD	382	(87,591)	(42,820)	(44,771)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	247	(65,692)	(47,580)	(18,112)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	247	(65,692)	(47,580)	(18,112)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	739	(196,666)	(135,766)	(60,900)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	165	(43,972)	(28,865)	(15,107)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	75	(19,858)	(12,790)	(7,068)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	CCC-	USD	82	(21,863)	(13,552)	(8,311)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/16	CCC-	USD	72	(19,196)	(10,976)	(8,220)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	79	(20,882)	(12,200)	(8,682)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/16	CCC-	USD	634	(168,635)	(89,391)	(79,244)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	3/20/16	CCC-	USD	135	(35,811)	(19,280)	(16,531)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	499	(149,076)	(103,044)	(46,032)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	6/20/16	CCC-	USD	970	(289,614)	(193,871)	(95,743)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	6/20/16	CCC-	USD	440	(131,371)	(69,687)	(61,684)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	CCC-	USD	412	(122,902)	(68,831)	(54,071)
Caesars Entertainment Operating Co., Inc.	5.00%	Citibank N.A.	9/20/16	CCC-	USD	330	(109,455)	(94,923)	(14,532)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	9/20/16	CCC-	USD	1,710	(567,032)	(326,389)	(240,643)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	453	(180,210)	(107,636)	(72,574)
Caesars Entertainment Operating Co., Inc.	5.00%	Barclays Bank PLC	3/20/17	CCC-	USD	72	(28,740)	(17,989)	(10,751)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Bank USA	3/20/17	CCC-	USD	147	(58,516)	(37,173)	(21,343)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	635	(265,639)	(162,774)	(102,865)

Total							$(3,232,741)	$(2,151,584)	$(1,081,157)
[1]	Using S&P’s rating of the issuer.
[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	49

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of February 28, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$65,528	$4,215,383	$2,713,944	$6,994,855
Asset-Backed Securities	—	33,140,862	6,606,003	39,746,865
Corporate Bonds	—	413,976,177	7,951,875	421,928,052
Floating Rate Loan Interests	—	317,976,382	32,928,467	350,904,849
Foreign Agency Obligations	—	7,420,115	—	7,420,115
Non-Agency Mortgage-Backed Securities	—	73,914,059	—	73,914,059
US Government Sponsored Agency Securities	—	39,622,600	—	39,622,600
Other Interests	—	516,112	8,750	524,862
Preferred Securities	5,273,917	16,562,941	—	21,836,858
Warrants	—	10,964	—	10,964
Short-Term Securities	3,052,131	—	—	3,052,131
Unfunded Loan Commitments	—	35	—	35
Total	$8,391,576	$907,355,630	$50,209,039	$965,956,245

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$39,209	—	—	$39,209
Foreign currency exchange contracts	—	$27,410	—	27,410
Credit contracts	—	5,644	—	5,644
Liabilities:
Interest rate contracts	(38,828)	—	—	(38,828)
Foreign currency exchange contracts	—	(1,491,342)	—	(1,491,342)
Credit contracts	—	(1,086,839)	—	(1,086,839)
Total	$381	$(2,545,127)	—	$(2,544,746)
[1]	Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of February 28, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,443,512	—	—	$1,443,512
Cash pledged as collateral for OTC derivatives	1,810,000	—	—	1,810,000
Cash pledged for financial futures contracts	171,500	—	—	171,500
Foreign currency at value	2,348	—	—	2,348
Liabilities:
Cash received as collateral for reverse repurchase agreements	—	$(40,000)	—	(40,000)
Reverse repurchase agreements	—	(291,897,510)	—	(291,897,510)
Total	$3,427,360	$(291,937,510)	—	$(288,510,150)

There were no transfers between Level 1 and Level 2 during the six months ended February 28, 2014.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total

Assets:
Opening Balance, as of August 31, 2013	$3,050,139	$26,050,547	$7,930,102	$42,689,763	$537,766	$80,258,317
Transfers into Level 3[1]	—	—	—	12,741,262	—	12,741,262
Transfers out of Level 3[2]	—	(12,461,639)	—	(22,630,549)	—	(35,092,188)
Other	—	—	—	—	—	—
Accrued discounts/premiums	—	(448,833)	—	46,812	—	(402,021)
Net realized gain (loss)	—	59,461	1,798	83,964	—	145,223
Net change in unrealized appreciation/depreciation[3,4]	(336,195)	437,476	21,773	79,059	2,508,765	2,710,878
Purchases	—	4,041,500	—	10,956,531	—	14,998,031
Sales	—	(11,072,509)	(1,798)	(11,038,375)	(3,037,781)	(25,150,463)
Closing Balance, as of February 28, 2014	$2,713,944	$6,606,003	$7,951,875	$32,928,467	$8,750	$50,209,039
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014[4]	$(336,195)	$447,162	$23,500	$142,257	$3,750	$280,474
[1]	As of August 31, 2013, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $12,741,262 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $35,092,188 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statements of Operations.
[4]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	51

Statements of Assets and Liabilities

February 28, 2014 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)[1]

Assets
Investments at value — unaffiliated[2]	$184,240,683	$816,913,342	$962,904,079
Investments at value — affiliated[3]	2,835,510	4,239,004	3,052,131
Cash	182,484	—	1,443,512
Cash pledged for financial futures contracts	—	—	171,500
Cash pledged as collateral for OTC derivatives	—	1,560,000	1,810,000
Investments sold receivable	4,739,726	17,418,298	16,821,065
Interest receivable	983,520	4,397,594	10,417,220
Dividends receivable	—	3,432	11,616
Foreign currency at value[4]	171,631	724,871	2,348
Swaps receivable	18,044	92,155	122,774
Unrealized appreciation on foreign currency exchange contracts	6,072	58,297	27,410
Variation margin receivable on financial futures contracts	—	—	19,703
Unrealized appreciation on OTC derivatives	—	—	5,644
Unrealized appreciation on unfunded loan commitments	19	82	35
Swap premiums paid	—	—	22
Prepaid expenses	11,752	30,273	37,437
Other assets	—	—	57,632
Total assets	193,189,441	845,437,348	996,904,128

Liabilities
Bank overdraft	—	89,151	—
Reverse repurchase agreements	—	—	291,897,510
Bank borrowings payable	52,000,000	224,000,000	—
Cash received as collateral for reverse repurchase agreements	—	—	40,000
Investments purchased payable	9,219,570	39,850,810	27,500,886
Swap premiums received	359,809	1,721,009	2,151,584
Unrealized depreciation on OTC derivatives	208,967	950,435	1,086,839
Investment advisory fees payable	139,119	461,543	407,229
Unrealized depreciation on foreign currency exchange contracts	94,096	275,485	1,491,342
Income dividends payable	70,606	114,738	84,359
Interest expense payable	34,971	155,948	—
Officer’s and Directors’ fees payable	2,257	9,950	298,159
Swaps payable	—	—	2
Other accrued expenses payable	89,086	447,131	160,124
Total liabilities	62,218,481	268,076,200	325,118,034
Net Assets	$130,970,960	$577,361,148	$671,786,094

Net Assets Consist of
Paid-in capital[5,6,7]	$128,319,712	$660,069,691	$703,366,312
Undistributed (distributions in excess of) net investment income	582,077	(292,613)	3,096,871
Undistributed net realized gain (accumulated net realized loss)	112,510	(83,531,389)	(54,685,655)
Net unrealized appreciation/depreciation	1,956,661	1,115,459	20,008,566
Net Assets	$130,970,960	$577,361,148	$671,786,094
Net asset value per share	$14.48	$15.51	$18.15
[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost — unaffiliated	$181,985,573	$814,542,745	$940,416,223
[3] Investments at cost — affiliated	$2,835,510	$4,239,004	$3,052,131
[4] Foreign currency at cost	$170,065	$718,561	$2,323
[5] Par value per share	$0.001	$0.10	$0.001
[6] Shares outstanding	9,044,041	37,232,488	37,003,854
[7] Shares authorized	unlimited	200 million	unlimited

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Operations

Six Months Ended February 28, 2014 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)[1]

Investment Income
Interest	$4,649,194	$20,396,281	$25,968,137
Dividends — unaffiliated	103,638	7,873	278,455
Dividends — affiliated	112	439	1,413
Foreign taxes withheld	—	(1,180)	(932)
Total income	4,752,944	20,403,413	26,247,073

Expenses
Investment advisory	895,025	2,964,423	2,620,303
Professional	57,276	56,461	103,021
Custodian	41,362	126,460	95,659
Accounting services	16,203	52,711	45,323
Transfer agent	10,049	28,284	36,374
Officer and Directors	6,236	27,597	51,040
Printing	6,028	10,538	10,529
Registration	4,145	—	5,836
Miscellaneous	7,093	48,844	53,633
Total expenses excluding interest expense	1,043,417	3,315,318	3,021,718
Interest expense	225,145	1,007,094	708,191
Total expenses	1,268,562	4,322,412	3,729,909
Less fees waived by Manager	(192)	(628)	(2,660)
Less fees paid indirectly	(33)	(288)	(60)
Total expenses after fees waived and paid indirectly	1,268,337	4,321,496	3,727,189
Net investment income	3,484,607	16,081,917	22,519,884

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	820,002	1,374,278	7,790,503
Financial futures contracts	—	—	(712,868)
Foreign currency transactions	(234,748)	(728,322)	(4,225,759)
Swaps	93,540	503,054	693,370
	678,794	1,149,010	3,545,246
Net change in unrealized appreciation/depreciation on:
Investments	788,623	7,119,318	21,784,062
Financial futures contracts	—	—	(119,889)
Foreign currency translations	(101,175)	(175,994)	(785,934)
Swaps	(214,639)	(1,028,298)	(1,067,093)
Unfunded loan commitments	(4,683)	(20,594)	(8,353)
	468,126	5,894,432	19,802,793
Total realized and unrealized gain	1,146,920	7,043,442	23,348,039
Net Increase in Net Assets Resulting from Operations	$4,631,527	$23,125,359	$45,867,923

1  Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	53

Statements of Changes in Net Assets	BlackRock Defined Opportunity Credit Trust (BHL)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$3,484,607	$7,859,267
Net realized gain	678,794	3,251,344
Net change in unrealized appreciation/depreciation	468,126	(578,700)
Net increase in net assets resulting from operations	4,631,527	10,531,911

Dividends to Shareholders From
Net investment income	(4,259,743)	(7,633,968)[1]

Capital Share Transactions
Reinvestment of dividends	—	246,640

Net Assets
Total increase in net assets	371,784	3,144,583
Beginning of period	130,599,176	127,454,593
End of period	$130,970,960	$130,599,176
Undistributed net investment income, end of period	$582,077	$1,357,213

1  Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Consolidated Statements of Changes in Net Assets	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$16,081,917	$35,052,895
Net realized gain	1,149,010	14,417,374
Net change in unrealized appreciation/depreciation	5,894,432	(1,626,772)
Net increase in net assets resulting from operations	23,125,359	47,843,497

Dividends to Shareholders From
Net investment income	(17,566,298)	(34,814,179)[1]

Capital Share Transactions
Proceeds issued resulting from reorganization	—	280,530,144
Reinvestment of dividends	—	1,252,625
Net increase in net assets derived from capital share transactions	—	281,782,769

Net Assets
Total increase in net assets	5,559,061	294,812,087
Beginning of period	571,802,087	276,990,000
End of period	$577,361,148	$571,802,087
Undistributed (distributions in excess of) net investment income, end of period	$(292,613)	$1,191,768

1  Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	55

Consolidated Statements of Changes in Net Assets	BlackRock Limited Duration Income Trust (BLW)

Increase (Decrease) in Net Assets:	Six Months Ended February 28, 2014 (Unaudited)	Year Ended August 31, 2013

Operations
Net investment income	$22,519,884	$48,146,073
Net realized gain	3,545,246	15,966,288
Net change in unrealized appreciation/depreciation	19,802,793	(7,037,223)
Net increase in net assets resulting from operations	45,867,923	57,075,138

Dividends to Shareholders From
Net investment income	(23,201,416)	(51,220,576)[1]

Capital Share Transactions
Reinvestment of dividends	—	873,743

Net Assets
Total increase in net assets	22,666,507	6,728,305
Beginning of period	649,119,587	642,391,282
End of period	$671,786,094	$649,119,587
Undistributed net investment income, end of period	$3,096,871	$3,778,403

1Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Statements of Cash Flows

Six Months Ended February 28, 2014 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)[1]

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$4,631,527	$23,125,359	$45,867,923
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	67,649	258,625	(846,998)
Increase in swap receivable	(9,637)	(38,052)	(34,275)
Decrease in cash pledged for centrally cleared swaps	60,000	260,000	—
Increase in cash pledged for financial futures contracts	—	—	(5,000)
Decrease in cash received as collateral for reverse repurchase agreements	—	—	1,050,000
Increase in cash pledged as collateral for OTC derivatives	—	(600,000)	(1,120,000)
Decrease in other assets	—	—	160,335
Increase in prepaid expenses	(8,404)	(27,418)	(19,021)
Increase in variation margin receivable on financial futures contracts	—	—	(15,564)
Increase in dividends receivable — unaffiliated	—	(3,432)	(9,946)
Decrease in swap premiums paid	—	—	4
Decrease in investment advisory fees payable	(10,657)	(33,549)	(25,734)
Increase (decrease) in interest expense payable	(1,126)	(6,057)	282,538
Decrease in other accrued expenses payable	(47,251)	(9,209)	(53,520)
Increase in Officer’s and Directors’ fees payable	14	256	33,713
Increase in swap premiums received	150,846	471,585	80,709
Decrease in variation margin payable on centrally cleared swaps	(2)	(7)	—
Increase in cash received as collateral for reverse repurchase agreements	—	—	40,000
Net realized gain on investments	(697,187)	(704,039)	(5,670,836)
Net unrealized gain (loss) on investments, swaps, foreign currency translations and unfunded loan commitments	(468,126)	(5,974,793)	(20,083,017)
Amortization of premium and accretion of discount on investments	(239,804)	(1,116,829)	725,781
Proceeds from sales of long-term investments	44,400,299	192,914,778	254,156,872
Purchases of long-term investments	(45,690,263)	(200,012,007)	(266,375,531)
Net purchases of short-term securities	(1,537,241)	(3,331,361)	(1,868,038)
Cash provided by operating activities	600,637	5,173,850	6,270,395

Cash Used for Financing Activities
Cash receipts from borrowings	31,000,000	224,000,000	—
Cash payments on borrowings	(28,000,000)	(214,000,000)	—
Net borrowing of reverse repurchase agreements	—	—	18,267,771
Cash dividends paid to shareholders	(4,254,017)	(17,558,667)	(23,199,327)
Increase (decrease) in bank overdraft	—	89,151	(444,474)
Cash used for financing activities	(1,254,017)	(7,469,516)	(5,376,030)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	1,970	6,330	3,909

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	(651,410)	(2,289,336)	898,274
Cash and foreign currency at beginning of period	1,005,525	3,014,207	547,586
Cash and foreign currency at end of period	$354,115	$724,871	$1,445,860

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$226,271	$1,013,151	$425,653

1  Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	57

Financial Highlights	BlackRock Defined Opportunity Credit Trust (BHL)

	Six Months Ended February 28, 2014 (Unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$14.44		$14.12	$13.17	$13.55	$12.53	$14.31
Net investment income[1]	0.39		0.87	0.85	0.86	0.85	0.87
Net realized and unrealized gain (loss)	0.12		0.30	0.90	(0.45)	0.87	(1.55)
Net increase (decrease) from investment operations	0.51		1.17	1.75	0.41	1.72	(0.68)
Dividends and distributions from:
Net investment income	(0.47)		(0.85)[2]	(0.80)[2]	(0.79)[2]	(0.70)[2]	(1.09)[2]
Net realized gain	—		—	—	—	—	(0.01)[2]
Total dividends and distributions	(0.47)		(0.85)	(0.80)	(0.79)	(0.70)	(1.10)
Net asset value, end of period	$14.48		$14.44	$14.12	$13.17	$13.55	$12.53
Market price, end of period	$13.87		$13.77	$13.94	$12.65	$12.86	$11.03

Total Investment Return[3]
Based on net asset value	3.75%	[4]	8.52%	13.94%	2.93%	14.39%	(2.16)%
Based on market price	4.22%	[4]	4.82%	17.12%	4.17%	23.33%	(2.65)%

Ratios to Average Net Assets
Total expenses	1.95%	[5]	1.92%	1.91%	2.02%	1.91%	2.39%
Total expenses after fees waived and paid indirectly	1.95%	[5]	1.92%	1.91%	2.02%	1.90%	2.39%
Total expenses after fees waived and paid indirectly and excluding interest expense	1.61%	[5]	1.58% [6]	1.61% [6]	1.71%	1.65%	1.94%
Net investment income	5.37%	[5]	6.04%	6.24%	6.10%	6.40%	8.11%

Supplemental Data
Net assets, end of period (000)	$130,971		$130,599	$127,455	$118,897	$122,062	$112,862
Borrowings outstanding, end of period (000)	$52,000		$49,000	$55,000	$43,000	$24,000	$27,000
Average borrowings outstanding, during the period (000)	$49,680		$47,384	$39,007	$36,369	$24,633	$31,141
Portfolio turnover	25%		85%	53%	91%	102%	41%
Asset coverage, end of period per $1,000	$3,519		$3,665	$3,317	$3,765	$6,086	$5,180
[1]	Based on average shares outstanding.
[2]	Determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	For the years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.57% and 1.52%, respectively.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Financial Highlights	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

	Six Months Ended February 28, 2014 (Unaudited)[1]		Year Ended March 31,
			2013[1]		2012[1]		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$15.36		$14.98		$14.04		$14.36	$12.93	$16.12
Net investment income[2]	0.43		0.99		0.97		0.96	0.91	1.14
Net realized and unrealized gain (loss)	0.19		0.42		0.90		(0.36)	1.48	(3.04)
Net increase (decrease) from investment operations	0.62		1.41		1.87		0.60	2.39	(1.90)
Dividends and distributions from:
Net investment income	(0.47)		(1.03)[3]		(0.93)[3]		(0.86)[3]	(0.94)[3]	(1.29)[3]
Net realized gain	—		—		—		(0.06)[3]	(0.02)[3]	—
Total dividends and distributions	(0.47)		(1.03)		(0.93)		(0.92)	(0.96)	(1.29)
Net asset value, end of period	$15.51		$15.36		$14.98		$14.04	$14.36	$12.93
Market price, end of period	$14.70		$14.96		$15.20		$13.33	$14.61	$12.26

Total Investment Return[4]
Based on net asset value	4.27%	[5]	9.68%		13.91%		4.04%	18.91%	(8.88)%
Based on market price	1.47%	[5]	5.28%		21.74%		(2.91)%	27.59%	(3.88)%

Ratios to Average Net Assets
Total expenses	1.52%	[6]	1.54%	[7]	1.67%	[9]	1.60%	1.45%	1.96%
Total expenses after fees waived and paid indirectly	1.52%	[6]	1.52%	[7]	1.67%	[9]	1.60%	1.45%	1.96%
Total expenses after fees waived and paid indirectly and excluding interest expense	1.16%	[6]	1.15%	[7,8]	1.35%	[8,9]	1.30%	1.22%	1.31%
Net investment income	5.64%	[6]	6.49%		6.67%		6.44%	6.43%	10.18%

Supplemental Data
Net assets, end of period (000)	$577,361		$571,802		$276,990		$259,205	$264,379	$237,160
Borrowings outstanding, end of period (000)	$224,000		$214,000		$117,000		$93,000	$53,000	$38,000
Average borrowings outstanding, during the period (000)	$222,227		$201,830		$88,197		$79,195	$48,258	$50,591
Portfolio turnover	25%		88%		53%		91%	96%	58%
Asset coverage, end of period per $1,000	$3,578		$3,672		$3,367		$3,787	$5,988	$7,241
[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.52%, 1.52% and 1.15%, respectively.
[8]	For the years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly, excluding interest expense and borrowing costs was 1.14% and 1.26%, respectively.
[9]	Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.61%, 1.61% and 1.29%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	59

Financial Highlights	BlackRock Limited Duration Income Trust (BLW)

	Six Months Ended February 28, 2014 (Unaudited)[1]		Year Ended March 31,
			2013[1]	2012[1]	2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$17.54		$17.38	$16.52	$16.79	$14.95		$16.71
Net investment income[2]	0.61		1.30	1.31	1.34	1.12		1.01
Net realized and unrealized gain (loss)	0.63		0.25	0.88	(0.37)	1.62		(1.61)
Net increase (decrease) from investment operations	1.24		1.55	2.19	0.97	2.74		(0.60)
Dividends from net investment income	(0.63)		(1.39)[3]	(1.33)[3]	(1.24)[3]	(0.90)[3]		(1.16)[3]
Net asset value, end of period	$18.15		$17.54	$17.38	$16.52	$16.79		$14.95
Market price, end of period	$17.31		$16.89	$18.00	$16.01	$16.76		$14.09

Total Investment Return[4]
Based on net asset value	7.35%	[5]	9.13%	13.86%	5.85%	19.00%		(1.57)%
Based on market price	6.32%	[5]	1.47%	21.68%	2.77%	26.04%		6.40%

Ratio to Average Net Assets
Total expenses	1.14%	[6]	1.12%	1.05%	1.01%	0.82%		0.72%
Total expenses after fees waived and paid indirectly	1.14%	[6]	1.12%	1.05%	1.00%	0.81%		0.71%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.92%	[6]	0.90%	0.89%	0.87%	0.73%		0.69%
Net investment income	6.87%	[6]	7.34%	7.82%	7.75%	6.90%		7.42%

Supplemental Data
Net assets, end of period (000)	$671,786		$649,120	$642,391	$609,818	$619,381		$551,505
Borrowings outstanding, end of period (000)	$291,898		$273,347	$296,476	$244,120	$123,233		—
Average borrowings outstanding, during the period (000)	$299,713		$301,214	$242,396	$191,303	$44,160		$11,705
Portfolio turnover	28%		71%	54%	106% [7]	248%	[8]	287%[9]
Asset coverage, end of period $1,000	$3,301		$3,375	$3,167	$3,498	$6,026		—
[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Includes mortgage dollar roll and to-be-announced (“TBA”) transactions. Excluding these transactions, the portfolio turnover rate would have been 87%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 113%.
[9]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 79%.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Defined Opportunity Credit Trust (“BHL”), BlackRock Floating Rate Income Strategies Fund, Inc. (“FRA”) and BlackRock Limited Duration Income Trust (“BLW”) (collectively, the “Funds” or individually as a “Fund”) are registered under the 1940 Act, as diversified, closed-end management investment companies. BHL and BLW are organized as Delaware statutory trusts. FRA is organized as a Maryland corporation. The Board of Directors and the Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the NAV of their Common Shares on a daily basis.

Reorganization: The Board and shareholders of FRA and the Board and shareholders of each of BlackRock Diversified Strategies Fund, Inc. (“DVF”) and BlackRock Floating Rate Income Strategies Fund II, Inc., (“FRB”) (individually, a “Target Fund” and collectively the “Target Funds”) approved the reorganization of each Target Fund into FRA pursuant to which FRA acquired substantially all of the assets and substantially all of the liabilities of each Target Fund in exchange for an equal aggregate value of newly-issued shares of FRA.

Each shareholder of a Target Fund received shares of FRA in an amount equal to the aggregate net asset value of such shareholder’s Target Fund shares, as determined at the close of business on October 5, 2012, less the costs of the Target Fund’s reorganization. Cash was distributed for any fractional shares.

The reorganizations were accomplished by a tax-free exchange of shares of FRA in the following amounts and at the following conversion ratios:

Target Fund	Shares Prior to Reorganization	Conversion Ratio	Shares of FRA
FRB	10,585,281	0.91462449	9,681,549
DVF	12,405,453	0.72423797	8,984,499

Each Target Fund’s net assets and composition of net assets on October 5, 2012, the business day immediately prior to the effective date of its reorganization, were as follows:

	Target Funds
	FRB	DVF
Net assets	$145,503,247	$135,026,897
Paid-in capital	$199,203,523	$228,382,425
Undistributed (distributions in excess of) net investment income	$(164,508)	$(88,960)
Accumulated net realized loss	$(54,909,880)	$(89,378,206)
Net unrealized appreciation (depreciation)	$1,374,112	$(3,888,362)

For financial reporting purposes, assets received and shares issued by FRA were recorded at fair value. However, the cost basis of the investments received from the Target Funds were carried forward to align ongoing reporting of FRA’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets of FRA before the acquisition were $278,016,037. The aggregate net assets of FRA immediately after the acquisition amounted to $558,546,181. Each Target Fund’s fair value and cost of investments prior to the reorganization were as follows:

Target Fund	Fair Value of Investments	Cost of Investments
FRB	$220,588,307	$219,010,017
DVF	$206,051,284	$209,710,937

The purpose of these transactions was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. Each reorganization was a tax-free event and was effective on October 8, 2012.

Assuming the acquisition had been completed on September 1, 2012 the beginning of the fiscal reporting period of FRA, the pro forma results of operations for the year ended August 31, 2013, are as follows:

•	Net investment income: $36,549,895
•	Net realized and change in unrealized gain/loss on investments: $15,835,377
•	Net increase/decrease in net assets resulting from operations: $52,385,271

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in FRA’s Statement of Operations since October 8, 2012.

Reorganization costs incurred in connection with the reorganizations were expensed by FRA. BlackRock Advisors, LLC (the “Manager”) reimbursed FRA $100,000, which was shown as fees reimbursed by Manager in the Statements of Operations.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of FRA Subsidiary, LLC and BLW Subsidiary, LLC (the “Taxable Subsidiaries”), which are wholly owned taxable subsidiaries of the respective Fund. The Subsidiaries enable the Funds to hold investments in J.G. Wentworth LLC Preferred Equity Interests and Stanley Martin, Class B Membership Units, each an operating company, and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statements of Operations. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations. Each Fund may invest up to 25% of its total assets in the Taxable Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiaries are subject to the same investment policies and restrictions that apply to the Funds.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	61

Notes to Financial Statements (continued)

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at NAV each business day.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and

62	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee using a pricing service and/or policies approved by the Board.

Foreign Currency: The Funds’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Funds enter into certain investments (e.g., financial futures contracts, foreign currency exchange contracts and swaps), or certain borrowings (e.g., reverse repurchase agreements and bank borrowings payable) that would be “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Funds’ future obligations under such investments or borrowings. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security”. Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required, except with respect to any taxes related to the Subsidiaries.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended August 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	63

Notes to Financial Statements (continued)

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may have to subsequently reinvest the proceeds at lower interest rates. If the Funds have purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Certain Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated pre-payments of principal, a Fund may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: Certain Funds may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in

64	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Certain Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Funds may invest in floating rate loan interests. The floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

When the Funds purchase a floating rate loan interest they may receive a facility fee and when they sells a floating rate loan interest they may pay a facility fee. On an ongoing basis, the Funds may receive commitment fees based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of February 28, 2014, the Funds had the following unfunded floating rate loan interests:

	Borrower	Unfunded Floating Rate Loan Interest	Value of Underlying Floating Rate Loan Interest	Unrealized Appreciation
BHL	Power Buyer, LLC	$13,811	$13,768	$19
FRA	Power Buyer, LLC	$59,638	$59,452	$82
BLW	Power Buyer, LLC	$25,111	$25,032	$35

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date.

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Notes to Financial Statements (continued)

Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Funds to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds.

Reverse repurchase transactions are entered into by the Funds under Master Repurchase Agreements (“MRA”), which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. With reverse repurchase transactions, typically the Funds and the counterparty are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds are considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following table is a summary of BLW’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis as of February 28, 2014:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$47,313,120	$(47,313,120)	—	—
BNP Paribas Securities Corp.	13,085,207	(13,085,207)	—	—
Credit Suisse Securities (USA) LLC	54,877,871	(54,877,871)	—	—
Deutsche Bank Securities, Inc.	142,085,559	(142,085,559)	—	—
HSBC Securities (USA) Inc.	3,627,838	(3,627,838)	—	—
RBC Capital Markets LLC	6,666,517	(6,666,517)	—	—
UBS Securities LLC	24,241,398	(24,241,398)	—	—
Total	$291,897,510	$(291,897,510)	—	—
[1]	Collateral with a value of $324,783,188 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily

66	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments including equity risk, and/or interest rate risk and/or in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: The Funds enter into swap agreements, in which the Funds and the counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps — The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	67

Notes to Financial Statements (continued)

issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•	Interest rate swaps — The Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of February 28, 2014

	Derivative Assets
		BHL	FRA	BLW
	Statements of Assets and Liabilities Location
Interest rate contracts	Net unrealized appreciation/depreciation[1];	—	—	$39,209
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$6,072	$58,297	27,410
Credit contracts	Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	5,666
Total		$6,072	$58,297	$72,285

	Derivative Liabilities
		BHL	FRA	BLW
	Statements of Assets and Liabilities Location
Interest rate contracts	Net unrealized appreciation/depreciation[1]	—	—	$(38,828)
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$94,096	$(275,485)	(1,491,342)
Credit contracts	Unrealized depreciation on OTC swaps; Swap premiums received	568,776	(2,671,444)	(3,238,423)
Total		$662,872	$(2,946,929)	$(4,768,593)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended February 28, 2014

	Net Realized Gain (Loss) From
	BHL	FRA	BLW

Interest rate contracts:
Financial futures contracts	—	—	$(712,868)
Swaps	—	—	—
Foreign currency exchange contracts:
Foreign currency transactions	$(245,371)	$(758,713)	(4,331,879)
Credit contracts:
Swaps	93,540	503,054	693,370
Total	$(151,831)	$(255,659)	$(4,351,377)
68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

	Net Change in Unrealized Appreciation/Depreciation on
	BHL	FRA	BLW
Interest rate contracts:
Financial futures contracts	—	—	$(119,889)
Foreign currency exchange contracts:
Foreign currency translations	$(101,342)	$(174,246)	(794,807)
Credit contracts:
Swaps	(214,639)	(1,028,298)	(1,067,093)
Total	$(315,981)	$(1,202,544)	$(1,981,789)

For the six months ended February 28, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BHL	FRA	BLW
Financial future contracts:
Average number of contracts purchased	—	—	9
Average number of contracts sold	—	—	210
Average notional value of contracts purchased	—	—	$2,244,544
Average notional value of contracts sold	—	—	$25,724,164
Foreign currency exchange contracts:
Average number of contracts-US dollars purchased	4	5	8
Average number of contracts-US dollars sold	1	2	2
Average US dollar amounts purchased	$5,382,315	$19,021,557	$87,954,777
Average US dollar amounts sold	$193,609	$779,568	$6,248,088
Options:
Average number of option contracts purchased	—	44	46
Average notional value of option contracts purchased	—	$4,148,584	$4,337,156
Credit default swaps:
Average number of contracts-buy protection	—	—	2
Average number of contracts-sell protection	10	12	28
Average notional value-buy protection	—	—	$1,000
Average notional value-sell protection	$1,779,719	$9,089,236	$12,759,253

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform.

With exchange-traded purchased options and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	69

Notes to Financial Statements (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer is required, which is determined at the close of business of the Funds and any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

At February 28, 2014, the Funds’ derivative assets and liabilities (by type) are as follows:

BHL	Assets	Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$6,072	$94,096
OTC swaps[1]	—	568,776
Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,072	662,872
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$6,072	$662,872

FRA	Assets	Liabilities
Derivative Financial Instruments:
Foreign currency exchange contracts	$58,297	$275,485
OTC swaps[1]	—	2,671,444
Total derivative assets and liabilities in the Statement of Assets and Liabilities	58,297	2,946,929
Derivatives not subject to an MNA or similar agreement	—	—
Total derivative assets and liabilities subject to an MNA	$58,297	$2,946,929

BLW	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$19,703	—
Foreign currency exchange contracts	27,410	$1,491,342
OTC swaps[1]	5,666	3,238,423
Total derivative assets and liabilities in the Statement of Assets and Liabilities	52,779	4,729,765
Derivatives not subject to an MNA or similar agreement	(19,703)	—
Total derivative assets and liabilities subject to an MNA	$33,076	$4,729,765
[1]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Funds as of February 28, 2014:

BHL
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Citibank N.A.	$6,072	—	—	—	$6,072

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Deutsche Bank AG	$222,494	—	—	—	$222,494
Goldman Sachs Bank USA	314,072	—	—	—	314,072
JPMorgan Chase Bank N.A.	83,101	—	—	—	83,101
Royal Bank of Scotland PLC	43,205	—	—	—	43,205
Total	$662,872	—	—	—	$662,872
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.
70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (continued)

FRA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays Bank PLC	$31,839	$(31,839)	—	—	—
Deutsche Bank AG	26,458	(26,458)	—	—	—
Total	$58,297	$(58,297)	—	—	—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$ 966,276	$(31,839)	—	$(934,437)	—
BNP Paribas S.A.	12,476	—	—	—	$ 12,476
Deutsche Bank AG	513,301	(26,458)	—	(486,843)	—
Goldman Sachs International	926,239	—	$(926,239)	—	—
Goldman Sachs Bank USA	2,577	—	—	—	2,577
JPMorgan Chase Bank N.A.	450,886	—	—	—	450,886
Royal Bank of Scotland PLC	75,174	—	—	—	75,174
Total	$2,946,929	$(58,297)	$(926,239)	$(1,421,280)	$541,113

BLW
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]
Barclays Bank PLC	$20,117	$(20,117)	—	—	—
Deutsche Bank AG	22	(22)	—	—	—
HSBC Bank PLC	5,644	(5,644)	—	—	—
State Street Bank and Trust Co.	7,293	(5,293)	—	—	$2,000
Total	$33,076	$(31,076)	—	—	$2,000

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged[2]	Cash Collateral Pledged[2]	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$1,723,860	$(20,117)	—	$ (420,000)	$1,283,743
BNP Paribas S.A.	5,360	—	—	—	5,360
Citibank N.A.	296,572	—	—	—	296,572
Deutsche Bank AG	273,920	(22)	—	(273,898)	—
Goldman Sachs & Co.	3,682	—	—	—	3,682
Goldman Sachs Bank USA	1,872,696	—	$(1,237,500)	(635,196)	—
HSBC Bank PLC	9,472	(5,644)	—	—	3,828
JPMorgan Chase Bank N.A.	321,227	—	—	—	321,227
Royal Bank of Scotland PLC	3,186	—	—	—	3,186
State Street Bank and Trust Co.	5,293	(5,293)	—	—	—
UBS AG	214,497	—	—	—	214,497
Total	$4,729,765	$(31,076)	$(1,237,500)	$(1,329,094)	$2,132,095
[1]	The amount of derivatives available for offset is limited to the amount of the assets and/or liabilities that are subject to an MNA.
[2]	Excess of the collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.
[4]	Net amount represents the net amount receivable from the counterparty in the event of default.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	71

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates, plus the proceeds of any outstanding borrowings used for leverage as follows:

BHL	1.00%
FRA.	0.75%
BLW	0.55%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as fees waived by Manager in the Statements of Operations.

The Manager provides investment management and other services to the Subsidiaries. The Manager does not receive separate compensation from the Subsidiaries for providing investment management or administrative services. However, each Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Subsidiaries.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Certain officers and/or Directors of the Funds are officers and/or Directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and directors in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common directors. For the six months ended February 28, 2014, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
BLW	—	$7,253,816

6. Purchases and Sales:

Purchases and sales of investments including paydowns and excluding short-term securities for the six months ended February 28, 2014, were as follows:

	Purchases	Sales
BHL	$47,010,052	$46,830,847
FRA	$205,908,691	$200,771,102
BLW	$275,043,119	$267,435,141

7. Income Tax Information:

As of August 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BHL	FRA	BLW
2014	—	$2,237,399	—
2015	—	1,444,704	—
2016	—	20,623,334	$11,256,103
2017	—	30,228,590	9,996,868
2018	$572,418	27,716,009	37,509,275
2019	—	2,206,081	—
No expiration date[1]	—	286,162	—
Total	$572,418	$84,742,279	$58,762,246
[1]	Must be utilized prior to losses subject to expiration.

As of February 28, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BHL	FRA	BLW
Tax cost	$185,275,365	$820,962,050	$945,359,014
Gross unrealized appreciation	$2,741,544	$15,640,005	$39,715,183
Gross unrealized depreciation	(940,716)	(15,449,709)	(19,117,987)
Net unrealized appreciation	$1,800,828	$190,296	$20,597,196

8. Borrowings:

BHL and FRA were party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to the Funds. The Funds have granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for the following maximum commitment amounts:

Commitment Amounts
BHL	$64,000,000
FRA	$280,000,000

Advances will be made by SSB to the Funds, at the Funds’ option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Notes to Financial Statements (concluded)

In addition, the Funds pay a facility fee and utilization fee (based on the daily unused portion of the commitments). The commitment fees are waived if the Funds meet certain conditions. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Funds as of February 28, 2014 are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

The Funds may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 28, 2014, the daily weighted average interest rates for Funds with loans under the revolving credit agreements were as follows:

Daily Weighted Average Interest Rate
BHL	0.91%
FRA	0.91%

For the six months ended February 28, 2014, the daily weighted average interest rate for BLW with borrowings from reverse repurchase agreements was 0.48%.

9. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Funds invest a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedules of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Capital Share Transactions:

BHL and BLW are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. FRA is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares without approval of Common Shareholders.

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
BHL	—	16,935
FRA	—	18,747,801	[1]
BLW	—	49,145
[1]	Includes 18,666,048 shares issued from the reorganization.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Each Fund paid a net investment income dividend in the following amounts per share on March 31, 2014 to Common Shareholders of record on March 14, 2014:

Common Dividend Per Share
BHL	$0.0605
FRA	$0.0700
BLW	$0.0995

Additionally, the Funds declared a net investment income dividend on April 1, 2014 payable to Common Shareholders of record on April 15, 2014 for the same amounts noted above.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	73

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chairperson of the Board,
        Chairperson of the Audit Committee and Director
Paul L. Audet, Director
Michael J. Castellano, Director and Member of the
        Audit Committee
Frank J. Fabozzi, Director and Member of the
        Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Robert W. Crothers, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and
        Anti-Money Laundering Officer
Janey Ahn, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Common Shares
Computershare Trust Company, N.A.
Canton, MA 02021

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Additional Information

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The portion of dividend distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Dividend distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	75

Additional Information (continued)

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2014

Additional Information (concluded)

Shelf Offering Program

From time-to-time, each Fund may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Fund to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. On March 14, 2014, each of BLW and FRA filed a registration statement with the SEC to issue additional Common Shares through Shelf Offerings, which is not yet effective. BLW and FRA may not sell any Common Shares in a Shelf Offering until the registration statements filed with the SEC are effective. This report is not an offer to sell BLW or FRA Common Shares and is not a solicitation of an offer to buy BLW or FRA Common Shares in any jurisdiction where the offer or sale is not permitted. Investors should consider BLW and FRA’s investment objectives, risks, charges and expenses carefully before investing. The preliminary prospectus contain more complete information about BLW and FRA Shelf Offerings and should be read carefully before investing. The information in the preliminary prospectuses for BLW and FRA is not complete and may be amended or changed. A copy of the final prospectus for BLW and FRA can be obtained from BlackRock at http://www.blackrock.com, when available.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non- public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2014	77

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEFT-BK3-2/14-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report

Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –  Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –  Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –  Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: May 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Limited Duration Income Trust

Date: May 1, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Limited Duration Income Trust

Date: May 1, 2014

3